REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2A as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Divisions, except for the Divisions included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Divisions and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Divisions Comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
FTVIPT Templeton Foreign VIP Division	For the year ended December 31, 2021	For the year ended December 31, 2021 (Had no net assets at December 31, 2020)	For the years ended December 31, 2021, 2018, and 2017 (Had no net assets at December 31, 2020 and 2019)
Fidelity® VIP Freedom 2035 Division Fidelity® VIP Freedom 2045 Division	For the year ended December 31, 2021	For the years ended December 31, 2021 and 2020	For the years ended December 31, 2021, 2020, 2019, and the period from April 30, 2018 (commencement of operations) through December 31, 2018

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2021, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 25, 2022

We have served as the Separate Account's auditor since 1984.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division	American Funds® Growth-Income Division
Assets:
Investments at fair value	$273,170	$443,146,069	$1,359,475,900	$808,908,101
Due from Metropolitan Life Insurance Company	—	—	—	—
Total Assets	273,170	443,146,069	1,359,475,900	808,908,101
Liabilities:
Accrued fees	3	110	66	51
Due to Metropolitan Life Insurance Company	—	3	1	1
Total Liabilities	3	113	67	52
Net Assets	$273,167	$443,145,956	$1,359,475,833	$808,908,049
Contract Owners' Equity
Net assets from accumulation units	$273,167	$442,293,531	$1,357,091,829	$806,783,225
Net assets from contracts in payout	—	852,425	2,384,004	2,124,824
Total Net Assets	$273,167	$443,145,956	$1,359,475,833	$808,908,049

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2021

	American Funds® The Bond Fund of America Division	BHFTI AB Global Dynamic Allocation Division	BHFTI Allspring Mid Cap Value Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Allocation Division
Assets:
Investments at fair value	$83,591,336	$1,149,682,538	$248,640	$792,659,720	$502,935,551
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	83,591,336	1,149,682,538	248,640	792,659,720	502,935,551
Liabilities:
Accrued fees	72	32	13	49	44
Due to Metropolitan Life Insurance Company	1	1	—	2	2
Total Liabilities	73	33	13	51	46
Net Assets	$83,591,263	$1,149,682,505	$248,627	$792,659,669	$502,935,505
Contract Owners' Equity
Net assets from accumulation units	$83,345,677	$1,149,555,748	$248,627	$792,209,590	$502,566,149
Net assets from contracts in payout	245,586	126,757	—	450,079	369,356
Total Net Assets	$83,591,263	$1,149,682,505	$248,627	$792,659,669	$502,935,505

The accompanying notes are an integral part of these financial statements.

	BHFTI American Funds® Growth Division	BHFTI American Funds® Moderate Allocation Division	BHFTI BlackRock Global Tactical Strategies Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division
Assets:
Investments at fair value	$344,916,983	$738,578,263	$1,456,631,272	$374,246	$278,056,016
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	344,916,983	738,578,263	1,456,631,272	374,246	278,056,016
Liabilities:
Accrued fees	38	42	31	21	81
Due to Metropolitan Life Insurance Company	—	1	1	1	1
Total Liabilities	38	43	32	22	82
Net Assets	$344,916,945	$738,578,220	$1,456,631,240	$374,224	$278,055,934
Contract Owners' Equity
Net assets from accumulation units	$344,724,016	$737,930,646	$1,456,384,347	$374,224	$270,566,858
Net assets from contracts in payout	192,929	647,574	246,893	—	7,489,076
Total Net Assets	$344,916,945	$738,578,220	$1,456,631,240	$374,224	$278,055,934

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2021

	BHFTI Brighthouse Balanced Plus Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Aberdeen Emerging Markets Equity Division	BHFTI Brighthouse/ Eaton Vance Floating Rate Division	BHFTI Brighthouse/ Franklin Low Duration Total Return Division
Assets:
Investments at fair value	$3,294,483,447	$20,325,131	$40,417,675	$19,666,431	$67,677,540
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	3,294,483,447	20,325,131	40,417,675	19,666,431	67,677,540
Liabilities:
Accrued fees	18	32	54	42	70
Due to Metropolitan Life Insurance Company	1	1	1	—	1
Total Liabilities	19	33	55	42	71
Net Assets	$3,294,483,428	$20,325,098	$40,417,620	$19,666,389	$67,677,469
Contract Owners' Equity
Net assets from accumulation units	$3,293,860,498	$20,325,098	$40,407,078	$19,666,389	$67,635,249
Net assets from contracts in payout	622,930	—	10,542	—	42,220
Total Net Assets	$3,294,483,428	$20,325,098	$40,417,620	$19,666,389	$67,677,469

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/ Templeton International Bond Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI CBRE Global Real Estate Division	BHFTI Harris Oakmark International Division	BHFTI Invesco Balanced-Risk Allocation Division
Assets:
Investments at fair value	$4,563,998	$889,105,343	$183,528,874	$379,548,692	$420,943,489
Due from Metropolitan Life Insurance Company	—	—	2	—	—
Total Assets	4,563,998	889,105,343	183,528,876	379,548,692	420,943,489
Liabilities:
Accrued fees	47	105	102	104	31
Due to Metropolitan Life Insurance Company	—	1	—	3	1
Total Liabilities	47	106	102	107	32
Net Assets	$4,563,951	$889,105,237	$183,528,774	$379,548,585	$420,943,457
Contract Owners' Equity
Net assets from accumulation units	$4,563,951	$876,645,489	$183,229,382	$378,865,702	$420,815,823
Net assets from contracts in payout	—	12,459,748	299,392	682,883	127,634
Total Net Assets	$4,563,951	$889,105,237	$183,528,774	$379,548,585	$420,943,457

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2021

	BHFTI Invesco Comstock Division	BHFTI Invesco Global Equity Division	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division
Assets:
Investments at fair value	$17,961	$286,660,672	$73,101,508	$71,214,253	$727,927,996
Due from Metropolitan Life Insurance Company	—	2	—	—	—
Total Assets	17,961	286,660,674	73,101,508	71,214,253	727,927,996
Liabilities:
Accrued fees	18	105	105	31	23
Due to Metropolitan Life Insurance Company	—	—	1	1	1
Total Liabilities	18	105	106	32	24
Net Assets	$17,943	$286,660,569	$73,101,402	$71,214,221	$727,927,972
Contract Owners' Equity
Net assets from accumulation units	$17,943	$286,116,008	$73,009,863	$71,184,497	$727,883,073
Net assets from contracts in payout	—	544,561	91,539	29,724	44,899
Total Net Assets	$17,943	$286,660,569	$73,101,402	$71,214,221	$727,927,972

The accompanying notes are an integral part of these financial statements.

	BHFTI JPMorgan Small Cap Value Division	BHFTI Loomis Sayles Global Allocation Division	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division
Assets:
Investments at fair value	$19,297,073	$105,733,449	$480,887,374	$774,902,126	$168,979,666
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	19,297,073	105,733,449	480,887,374	774,902,126	168,979,666
Liabilities:
Accrued fees	64	43	101	37	97
Due to Metropolitan Life Insurance Company	1	1	1	2	3
Total Liabilities	65	44	102	39	100
Net Assets	$19,297,008	$105,733,405	$480,887,272	$774,902,087	$168,979,566
Contract Owners' Equity
Net assets from accumulation units	$19,295,389	$105,723,653	$480,379,161	$774,838,882	$168,489,450
Net assets from contracts in payout	1,619	9,752	508,111	63,205	490,116
Total Net Assets	$19,297,008	$105,733,405	$480,887,272	$774,902,087	$168,979,566

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2021

	BHFTI Morgan Stanley Discovery Division	BHFTI PanAgora Global Diversified Risk Division	BHFTI PanAgora Global Diversified Risk II Division	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division
Assets:
Investments at fair value	$729,134,310	$92,948,468	$886,250,857	$337,008,262	$667,326,855
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	729,134,310	92,948,468	886,250,857	337,008,262	667,326,855
Liabilities:
Accrued fees	99	22	23	71	97
Due to Metropolitan Life Insurance Company	6	1	—	2	3
Total Liabilities	105	23	23	73	100
Net Assets	$729,134,205	$92,948,445	$886,250,834	$337,008,189	$667,326,755
Contract Owners' Equity
Net assets from accumulation units	$727,083,217	$92,921,255	$886,175,048	$336,507,820	$666,526,815
Net assets from contracts in payout	2,050,988	27,190	75,786	500,369	799,940
Total Net Assets	$729,134,205	$92,948,445	$886,250,834	$337,008,189	$667,326,755

The accompanying notes are an integral part of these financial statements.

	BHFTI Schroders Global Multi-Asset Division	BHFTI SSGA Growth and Income ETF Division	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division
Assets:
Investments at fair value	$649,441,192	$616,034,222	$133,226,874	$731,485	$496,061,884
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	649,441,192	616,034,222	133,226,874	731,485	496,061,884
Liabilities:
Accrued fees	48	62	77	9	53
Due to Metropolitan Life Insurance Company	2	1	1	—	2
Total Liabilities	50	63	78	9	55
Net Assets	$649,441,142	$616,034,159	$133,226,796	$731,476	$496,061,829
Contract Owners' Equity
Net assets from accumulation units	$649,217,074	$615,726,369	$133,111,373	$731,476	$495,261,207
Net assets from contracts in payout	224,068	307,790	115,423	—	800,622
Total Net Assets	$649,441,142	$616,034,159	$133,226,796	$731,476	$496,061,829

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2021

	BHFTI TCW Core Fixed Income Division	BHFTI Victory Sycamore Mid Cap Value Division	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division
Assets:
Investments at fair value	$45,405	$394,482,000	$326,125,352	$126,145,588	$361,432,026
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	45,405	394,482,000	326,125,352	126,145,588	361,432,026
Liabilities:
Accrued fees	14	86	33	92	89
Due to Metropolitan Life Insurance Company	—	3	1	2	2
Total Liabilities	14	89	34	94	91
Net Assets	$45,391	$394,481,911	$326,125,318	$126,145,494	$361,431,935
Contract Owners' Equity
Net assets from accumulation units	$45,391	$393,544,138	$326,036,025	$125,621,976	$359,363,126
Net assets from contracts in payout	—	937,773	89,293	523,518	2,068,809
Total Net Assets	$45,391	$394,481,911	$326,125,318	$126,145,494	$361,431,935

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division
Assets:
Investments at fair value	$234,988,310	$37,400,806	$280,143,892	$818,808,413	$3,004,188,068
Due from Metropolitan Life Insurance Company	4	—	—	—	—
Total Assets	234,988,314	37,400,806	280,143,892	818,808,413	3,004,188,068
Liabilities:
Accrued fees	85	59	62	42	32
Due to Metropolitan Life Insurance Company	—	1	2	1	1
Total Liabilities	85	60	64	43	33
Net Assets	$234,988,229	$37,400,746	$280,143,828	$818,808,370	$3,004,188,035
Contract Owners' Equity
Net assets from accumulation units	$233,377,507	$37,146,156	$279,292,703	$815,969,594	$3,001,092,383
Net assets from contracts in payout	1,610,722	254,590	851,125	2,838,776	3,095,652
Total Net Assets	$234,988,229	$37,400,746	$280,143,828	$818,808,370	$3,004,188,035

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2021

	BHFTII Brighthouse Asset Allocation 80 Division	BHFTII Brighthouse/ Artisan Mid Cap Value Division	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division
Assets:
Investments at fair value	$1,751,110,157	$195,847,282	$6,805,231	$629,816,707	$531,319,755
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	1,751,110,157	195,847,282	6,805,231	629,816,707	531,319,755
Liabilities:
Accrued fees	38	81	65	27	93
Due to Metropolitan Life Insurance Company	1	1	1	—	2
Total Liabilities	39	82	66	27	95
Net Assets	$1,751,110,118	$195,847,200	$6,805,165	$629,816,680	$531,319,660
Contract Owners' Equity
Net assets from accumulation units	$1,748,238,453	$194,842,212	$6,805,165	$619,071,349	$527,926,118
Net assets from contracts in payout	2,871,665	1,004,988	—	10,745,331	3,393,542
Total Net Assets	$1,751,110,118	$195,847,200	$6,805,165	$629,816,680	$531,319,660

The accompanying notes are an integral part of these financial statements.

	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division	BHFTII Loomis Sayles Small Cap Core Division	BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division
Assets:
Investments at fair value	$586,525,766	$287,427,895	$163,685,727	$64,952,457	$910,569,553
Due from Metropolitan Life Insurance Company	—	1	—	—	—
Total Assets	586,525,766	287,427,896	163,685,727	64,952,457	910,569,553
Liabilities:
Accrued fees	84	82	106	66	84
Due to Metropolitan Life Insurance Company	1	—	1	2	3
Total Liabilities	85	82	107	68	87
Net Assets	$586,525,681	$287,427,814	$163,685,620	$64,952,389	$910,569,466
Contract Owners' Equity
Net assets from accumulation units	$583,973,827	$286,649,380	$162,520,552	$64,825,577	$907,317,852
Net assets from contracts in payout	2,551,854	778,434	1,165,068	126,812	3,251,614
Total Net Assets	$586,525,681	$287,427,814	$163,685,620	$64,952,389	$910,569,466

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2021

	BHFTII MetLife Mid Cap Stock Index Division	BHFTII MetLife MSCI EAFE® Index Division	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division
Assets:
Investments at fair value	$534,360,091	$465,174,903	$353,923,855	$3,495,089,970	$120,981,465
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	534,360,091	465,174,903	353,923,855	3,495,089,970	120,981,465
Liabilities:
Accrued fees	100	88	102	71	46
Due to Metropolitan Life Insurance Company	3	3	1	2	2
Total Liabilities	103	91	103	73	48
Net Assets	$534,359,988	$465,174,812	$353,923,752	$3,495,089,897	$120,981,417
Contract Owners' Equity
Net assets from accumulation units	$532,853,871	$464,331,781	$353,312,252	$3,433,912,581	$118,793,025
Net assets from contracts in payout	1,506,117	843,031	611,500	61,177,316	2,188,392
Total Net Assets	$534,359,988	$465,174,812	$353,923,752	$3,495,089,897	$120,981,417

The accompanying notes are an integral part of these financial statements.

	BHFTII MFS® Value Division	BHFTII Neuberger Berman Genesis Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII Van Eck Global Natural Resources Division
Assets:
Investments at fair value	$663,945,402	$320,936,656	$769,206,525	$476,701,992	$24,223,609
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	663,945,402	320,936,656	769,206,525	476,701,992	24,223,609
Liabilities:
Accrued fees	91	107	64	65	39
Due to Metropolitan Life Insurance Company	7	3	1	2	—
Total Liabilities	98	110	65	67	39
Net Assets	$663,945,304	$320,936,546	$769,206,460	$476,701,925	$24,223,570
Contract Owners' Equity
Net assets from accumulation units	$655,966,065	$319,460,643	$752,099,020	$475,657,314	$24,220,001
Net assets from contracts in payout	7,979,239	1,475,903	17,107,440	1,044,611	3,569
Total Net Assets	$663,945,304	$320,936,546	$769,206,460	$476,701,925	$24,223,570

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2021

	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division
Assets:
Investments at fair value	$381,592,805	$123,805,852	$20,057	$59,231,543	$7,860,497
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	381,592,805	123,805,852	20,057	59,231,543	7,860,497
Liabilities:
Accrued fees	128	119	7	20	—
Due to Metropolitan Life Insurance Company	2	2	—	—	—
Total Liabilities	130	121	7	20	—
Net Assets	$381,592,675	$123,805,731	$20,050	$59,231,523	$7,860,497
Contract Owners' Equity
Net assets from accumulation units	$379,970,265	$123,618,146	$20,050	$59,152,618	$7,860,497
Net assets from contracts in payout	1,622,410	187,585	—	78,905	—
Total Net Assets	$381,592,675	$123,805,731	$20,050	$59,231,523	$7,860,497

The accompanying notes are an integral part of these financial statements.

	Delaware VIP® Small Cap Value Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division
Assets:
Investments at fair value	$906	$981,731	$72,640,466	$4,368,236	$8,278,237
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	906	981,731	72,640,466	4,368,236	8,278,237
Liabilities:
Accrued fees	4	7	10	2	4
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	4	7	10	2	4
Net Assets	$902	$981,724	$72,640,456	$4,368,234	$8,278,233
Contract Owners' Equity
Net assets from accumulation units	$902	$981,724	$71,501,288	$4,368,234	$8,278,233
Net assets from contracts in payout	—	—	1,139,168	—	—
Total Net Assets	$902	$981,724	$72,640,456	$4,368,234	$8,278,233

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2021

	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division
Assets:
Investments at fair value	$8,836,624	$4,718,098	$3,038,803	$3,065,224	$6,746,816
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	8,836,624	4,718,098	3,038,803	3,065,224	6,746,816
Liabilities:
Accrued fees	3	15	27	17	21
Due to Metropolitan Life Insurance Company	1	—	1	1	1
Total Liabilities	4	15	28	18	22
Net Assets	$8,836,620	$4,718,083	$3,038,775	$3,065,206	$6,746,794
Contract Owners' Equity
Net assets from accumulation units	$8,836,620	$4,718,083	$3,038,775	$3,065,206	$6,746,794
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$8,836,620	$4,718,083	$3,038,775	$3,065,206	$6,746,794

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP FundsManager 50% Division	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division	Fidelity® VIP Investment Grade Bond Division
Assets:
Investments at fair value	$240,652,047	$241,915,886	$4,949,044	$140,954,875	$8,929,968
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	240,652,047	241,915,886	4,949,044	140,954,875	8,929,968
Liabilities:
Accrued fees	—	1	—	—	—
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	1	—	—	—
Net Assets	$240,652,047	$241,915,885	$4,949,044	$140,954,875	$8,929,968
Contract Owners' Equity
Net assets from accumulation units	$240,652,047	$241,915,885	$4,949,044	$140,954,875	$8,929,968
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$240,652,047	$241,915,885	$4,949,044	$140,954,875	$8,929,968

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2021

	Fidelity® VIP Mid Cap Division	FTVIPT Templeton Developing Markets VIP Division	FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division	LMPVET ClearBridge Variable Appreciation Division
Assets:
Investments at fair value	$545,739	$49,753	$483	$153,239	$60,142
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	545,739	49,753	483	153,239	60,142
Liabilities:
Accrued fees	—	6	1	2	3
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	—	6	1	2	3
Net Assets	$545,739	$49,747	$482	$153,237	$60,139
Contract Owners' Equity
Net assets from accumulation units	$545,739	$49,747	$482	$153,237	$60,139
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$545,739	$49,747	$482	$153,237	$60,139

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Core Plus Division	Morgan Stanley VIF Global Infrastructure Division
Assets:
Investments at fair value	$103,663	$555,920	$61,513	$423	$65,753
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	103,663	555,920	61,513	423	65,753
Liabilities:
Accrued fees	7	3	12	9	16
Due to Metropolitan Life Insurance Company	—	—	—	—	1
Total Liabilities	7	3	12	9	17
Net Assets	$103,656	$555,917	$61,501	$414	$65,736
Contract Owners' Equity
Net assets from accumulation units	$103,656	$555,917	$61,501	$414	$65,736
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$103,656	$555,917	$61,501	$414	$65,736

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2021

	PIMCO VIT CommodityRealReturn® Strategy Division	PIMCO VIT Dynamic Bond Division	PIMCO VIT Emerging Markets Bond Division	TAP 1919 Variable Socially Responsive Balanced Division
Assets:
Investments at fair value	$38,898	$20,579	$40,625	$10,424
Due from Metropolitan Life Insurance Company	—	—	—	—
Total Assets	38,898	20,579	40,625	10,424
Liabilities:
Accrued fees	16	13	17	1
Due to Metropolitan Life Insurance Company	1	1	—	—
Total Liabilities	17	14	17	1
Net Assets	$38,881	$20,565	$40,608	$10,423
Contract Owners' Equity
Net assets from accumulation units	$38,881	$20,565	$40,608	$10,423
Net assets from contracts in payout	—	—	—	—
Total Net Assets	$38,881	$20,565	$40,608	$10,423

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2021

	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division	American Funds® Growth-Income Division	American Funds® The Bond Fund of America Division
Investment Income:
Dividends	$941	$—	$2,869,526	$8,744,880	$1,198,983
Expenses:
Mortality and expense risk and other charges	2,285	5,868,255	16,547,496	9,883,720	1,066,755
Administrative charges	285	905,413	2,335,066	1,471,198	175,697
Total expenses	2,570	6,773,668	18,882,562	11,354,918	1,242,452
Net investment income (loss)	(1,629)	(6,773,668)	(16,013,036)	(2,610,038)	(43,469)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	13,900	10,744,781	172,711,317	7,855,697	3,473,654
Realized gains (losses) on sale of investments	22,327	26,853,169	97,510,269	43,927,541	288,641
Net realized gains (losses)	36,227	37,597,950	270,221,586	51,783,238	3,762,295
Change in unrealized gains (losses) on investments	6,284	(4,521,614)	(5,753,875)	111,065,267	(5,273,900)
Net realized and change in unrealized gains (losses) on investments	42,511	33,076,336	264,467,711	162,848,505	(1,511,605)
Net increase (decrease) in net assets resulting from operations	$40,882	$26,302,668	$248,454,675	$160,238,467	$(1,555,074)

The accompanying notes are an integral part of these financial statements.

	BHFTI AB Global Dynamic Allocation Division	BHFTI Allspring Mid Cap Value Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Allocation Division	BHFTI American Funds® Growth Division
Investment Income:
Dividends	$2,668,777	$1,486	$9,519,093	$4,010,280	$—
Expenses:
Mortality and expense risk and other charges	11,669,146	2,551	8,066,583	5,026,621	3,670,723
Administrative charges	2,985,721	588	1,940,570	1,162,954	901,083
Total expenses	14,654,867	3,139	10,007,153	6,189,575	4,571,806
Net investment income (loss)	(11,986,090)	(1,653)	(488,060)	(2,179,295)	(4,571,806)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	68,007,809	—	27,106,507	15,822,871	25,923,757
Realized gains (losses) on sale of investments	31,078,486	7,808	21,603,301	13,215,276	36,537,674
Net realized gains (losses)	99,086,295	7,808	48,709,808	29,038,147	62,461,431
Change in unrealized gains (losses) on investments	4,345,270	51,434	34,664,966	39,648,497	8,656,989
Net realized and change in unrealized gains (losses) on investments	103,431,565	59,242	83,374,774	68,686,644	71,118,420
Net increase (decrease) in net assets resulting from operations	$91,445,475	$57,589	$82,886,714	$66,507,349	$66,546,614

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2021

	BHFTI American Funds® Moderate Allocation Division	BHFTI BlackRock Global Tactical Strategies Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division	BHFTI Brighthouse Balanced Plus Division
Investment Income:
Dividends	$11,735,455	$20,553,208	$16,384	$3,278,557	$80,143,287
Expenses:
Mortality and expense risk and other charges	7,659,392	14,813,306	4,108	2,740,510	34,004,200
Administrative charges	1,851,433	3,783,595	763	625,163	8,639,795
Total expenses	9,510,825	18,596,901	4,871	3,365,673	42,643,995
Net investment income (loss)	2,224,630	1,956,307	11,513	(87,116)	37,499,292
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	25,900,928	58,164,182	—	20,211,054	117,807,800
Realized gains (losses) on sale of investments	14,461,683	16,775,160	7,440	5,940,394	57,900,720
Net realized gains (losses)	40,362,611	74,939,342	7,440	26,151,448	175,708,520
Change in unrealized gains (losses) on investments	18,466,990	46,237,837	(2,913)	15,619,775	(3,734,062)
Net realized and change in unrealized gains (losses) on investments	58,829,601	121,177,179	4,527	41,771,223	171,974,458
Net increase (decrease) in net assets resulting from operations	$61,054,231	$123,133,486	$16,040	$41,684,107	$209,473,750

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Aberdeen Emerging Markets Equity Division	BHFTI Brighthouse/ Eaton Vance Floating Rate Division	BHFTI Brighthouse/ Franklin Low Duration Total Return Division	BHFTI Brighthouse/ Templeton International Bond Division
Investment Income:
Dividends	$164,251	$73,995	$635,526	$1,289,085	$—
Expenses:
Mortality and expense risk and other charges	179,868	436,727	232,188	703,556	47,237
Administrative charges	49,252	109,741	50,111	164,047	11,933
Total expenses	229,120	546,468	282,299	867,603	59,170
Net investment income (loss)	(64,869)	(472,473)	353,227	421,482	(59,170)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	8,878	—	—	—	—
Realized gains (losses) on sale of investments	758,371	2,648,795	(127,367)	(438,431)	(186,707)
Net realized gains (losses)	767,249	2,648,795	(127,367)	(438,431)	(186,707)
Change in unrealized gains (losses) on investments	4,307,576	(4,561,000)	179,559	(656,790)	(64,974)
Net realized and change in unrealized gains (losses) on investments	5,074,825	(1,912,205)	52,192	(1,095,221)	(251,681)
Net increase (decrease) in net assets resulting from operations	$5,009,956	$(2,384,678)	$405,419	$(673,739)	$(310,851)

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2021

	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI CBRE Global Real Estate Division	BHFTI Harris Oakmark International Division	BHFTI Invesco Balanced-Risk Allocation Division	BHFTI Invesco Comstock Division
Investment Income:
Dividends	$7,182,954	$5,106,540	$2,661,780	$13,267,511	$315
Expenses:
Mortality and expense risk and other charges	9,261,146	1,844,253	4,187,132	4,338,615	278
Administrative charges	277,157	368,570	875,640	1,092,204	62
Total expenses	9,538,303	2,212,823	5,062,772	5,430,819	340
Net investment income (loss)	(2,355,349)	2,893,717	(2,400,992)	7,836,692	(25)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	84,183,740	—	—	13,141,554	—
Realized gains (losses) on sale of investments	34,055,494	3,397,563	7,623,214	1,137,365	4,111
Net realized gains (losses)	118,239,234	3,397,563	7,623,214	14,278,919	4,111
Change in unrealized gains (losses) on investments	59,969,075	43,781,344	25,327,901	13,002,923	8,361
Net realized and change in unrealized gains (losses) on investments	178,208,309	47,178,907	32,951,115	27,281,842	12,472
Net increase (decrease) in net assets resulting from operations	$175,852,960	$50,072,624	$30,550,123	$35,118,534	$12,447
The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Global Equity Division	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division	BHFTI JPMorgan Small Cap Value Division
Investment Income:
Dividends	$161,794	$—	$1,716,639	$3,665,242	$188,597
Expenses:
Mortality and expense risk and other charges	3,176,708	800,329	778,679	7,444,982	197,885
Administrative charges	407,313	149,101	185,640	1,888,681	48,922
Total expenses	3,584,021	949,430	964,319	9,333,663	246,807
Net investment income (loss)	(3,422,227)	(949,430)	752,320	(5,668,421)	(58,210)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	11,798,525	14,563,254	—	40,206,594	495,150
Realized gains (losses) on sale of investments	18,481,509	2,540,840	5,729	18,164,138	1,698,482
Net realized gains (losses)	30,280,034	17,104,094	5,729	58,370,732	2,193,632
Change in unrealized gains (losses) on investments	11,623,772	(12,066,264)	(2,825,618)	7,598,360	3,164,275
Net realized and change in unrealized gains (losses) on investments	41,903,806	5,037,830	(2,819,889)	65,969,092	5,357,907
Net increase (decrease) in net assets resulting from operations	$38,481,579	$4,088,400	$(2,067,569)	$60,300,671	$5,299,697

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2021

	BHFTI Loomis Sayles Global Allocation Division	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division
Investment Income:
Dividends	$888,539	$167,673	$14,161,134	$1,755,926	$—
Expenses:
Mortality and expense risk and other charges	1,094,594	5,066,196	7,888,252	1,784,570	10,349,163
Administrative charges	239,172	1,040,158	2,006,966	339,498	550,332
Total expenses	1,333,766	6,106,354	9,895,218	2,124,068	10,899,495
Net investment income (loss)	(445,227)	(5,938,681)	4,265,916	(368,142)	(10,899,495)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	10,407,074	15,712,980	29,647,991	6,238,604	424,773,328
Realized gains (losses) on sale of investments	3,931,230	14,679,408	13,140,354	5,960,729	60,197,574
Net realized gains (losses)	14,338,304	30,392,388	42,788,345	12,199,333	484,970,902
Change in unrealized gains (losses) on investments	(887,597)	52,736,767	17,460,716	5,641,144	(566,916,409)
Net realized and change in unrealized gains (losses) on investments	13,450,707	83,129,155	60,249,061	17,840,477	(81,945,507)
Net increase (decrease) in net assets resulting from operations	$13,005,480	$77,190,474	$64,514,977	$17,472,335	$(92,845,002)

The accompanying notes are an integral part of these financial statements.

	BHFTI PanAgora Global Diversified Risk Division	BHFTI PanAgora Global Diversified Risk II Division	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division	BHFTI Schroders Global Multi-Asset Division
Investment Income:
Dividends	$—	$—	$2,474,716	$12,857,212	$2,179,674
Expenses:
Mortality and expense risk and other charges	957,928	8,945,144	3,434,302	7,175,027	6,660,296
Administrative charges	243,039	2,280,277	786,232	1,568,543	1,686,981
Total expenses	1,200,967	11,225,421	4,220,534	8,743,570	8,347,277
Net investment income (loss)	(1,200,967)	(11,225,421)	(1,745,818)	4,113,642	(6,167,603)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	7,700,273	36,839,925	—	29,661,251	1,245,528
Realized gains (losses) on sale of investments	1,270,800	(22,508,293)	922,394	(682,673)	13,549,099
Net realized gains (losses)	8,971,073	14,331,632	922,394	28,978,578	14,794,627
Change in unrealized gains (losses) on investments	(2,924,407)	94,475,129	14,552,033	(51,522,591)	56,009,498
Net realized and change in unrealized gains (losses) on investments	6,046,666	108,806,761	15,474,427	(22,544,013)	70,804,125
Net increase (decrease) in net assets resulting from operations	$4,845,699	$97,581,340	$13,728,609	$(18,430,371)	$64,636,522

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2021

	BHFTI SSGA Growth and Income ETF Division	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division	BHFTI TCW Core Fixed Income Division
Investment Income:
Dividends	$11,304,880	$1,936,127	$13,020	$—	$624
Expenses:
Mortality and expense risk and other charges	6,295,713	1,330,690	6,509	5,251,887	511
Administrative charges	1,572,236	313,959	1,252	1,013,040	92
Total expenses	7,867,949	1,644,649	7,761	6,264,927	603
Net investment income (loss)	3,436,931	291,478	5,259	(6,264,927)	21
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	28,769,612	6,968,254	799	49,015,296	2,093
Realized gains (losses) on sale of investments	15,975,316	3,697,697	19,722	14,891,106	393
Net realized gains (losses)	44,744,928	10,665,951	20,521	63,906,402	2,486
Change in unrealized gains (losses) on investments	24,346,137	9,091,896	132,856	7,170,398	(3,857)
Net realized and change in unrealized gains (losses) on investments	69,091,065	19,757,847	153,377	71,076,800	(1,371)
Net increase (decrease) in net assets resulting from operations	$72,527,996	$20,049,325	$158,636	$64,811,873	$(1,350)

The accompanying notes are an integral part of these financial statements.

	BHFTI Victory Sycamore Mid Cap Value Division	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division
Investment Income:
Dividends	$4,565,115	$7,716,440	$1,192,090	$9,947,304	$—
Expenses:
Mortality and expense risk and other charges	4,178,170	3,577,875	1,575,549	4,057,367	2,421,091
Administrative charges	662,850	900,008	150,445	704,468	548,482
Total expenses	4,841,020	4,477,883	1,725,994	4,761,835	2,969,573
Net investment income (loss)	(275,905)	3,238,557	(533,904)	5,185,469	(2,969,573)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	10,432,495	—	13,529,362	7,493,995	32,253,126
Realized gains (losses) on sale of investments	16,629,361	835,475	5,136,281	496,206	15,347,251
Net realized gains (losses)	27,061,856	835,475	18,665,643	7,990,201	47,600,377
Change in unrealized gains (losses) on investments	74,194,902	(16,464,114)	(20,382,097)	(20,344,177)	(2,918,447)
Net realized and change in unrealized gains (losses) on investments	101,256,758	(15,628,639)	(1,716,454)	(12,353,976)	44,681,930
Net increase (decrease) in net assets resulting from operations	$100,980,853	$(12,390,082)	$(2,250,358)	$(7,168,507)	$41,712,357

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2021

	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division	BHFTII Brighthouse Asset Allocation 80 Division
Investment Income:
Dividends	$43,228	$8,909,496	$22,934,654	$66,204,977	$29,916,846
Expenses:
Mortality and expense risk and other charges	449,399	3,080,800	8,781,497	31,407,242	17,994,604
Administrative charges	106,797	700,644	2,018,291	7,357,546	4,022,224
Total expenses	556,196	3,781,444	10,799,788	38,764,788	22,016,828
Net investment income (loss)	(512,968)	5,128,052	12,134,866	27,440,189	7,900,018
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	3,755,677	30,121,956	162,426,491	114,833,017
Realized gains (losses) on sale of investments	(183,551)	2,218,508	10,242,556	60,805,537	41,294,463
Net realized gains (losses)	(183,551)	5,974,185	40,364,512	223,232,028	156,127,480
Change in unrealized gains (losses) on investments	(35,833)	(3,976,725)	(1,465,683)	35,631,578	57,221,877
Net realized and change in unrealized gains (losses) on investments	(219,384)	1,997,460	38,898,829	258,863,606	213,349,357
Net increase (decrease) in net assets resulting from operations	$(732,352)	$7,125,512	$51,033,695	$286,303,795	$221,249,375

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Artisan Mid Cap Value Division	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division
Investment Income:
Dividends	$1,622,908	$108,759	$11,309,178	$6,460,671	$—
Expenses:
Mortality and expense risk and other charges	2,110,657	72,131	7,627,924	5,388,132	7,072,172
Administrative charges	326,905	17,732	213,856	1,067,729	206,300
Total expenses	2,437,562	89,863	7,841,780	6,455,861	7,278,472
Net investment income (loss)	(814,654)	18,896	3,467,398	4,810	(7,278,472)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	4,211,596	362,013	53,652,908	26,766,295	79,134,650
Realized gains (losses) on sale of investments	7,581,903	39,958	13,588,881	16,317,546	22,178,414
Net realized gains (losses)	11,793,499	401,971	67,241,789	43,083,841	101,313,064
Change in unrealized gains (losses) on investments	31,811,752	421,698	3,157,671	62,915,404	(20,345,195)
Net realized and change in unrealized gains (losses) on investments	43,605,251	823,669	70,399,460	105,999,245	80,967,869
Net increase (decrease) in net assets resulting from operations	$42,790,597	$842,565	$73,866,858	$106,004,055	$73,689,397

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2021

	BHFTII Jennison Growth Division	BHFTII Loomis Sayles Small Cap Core Division	BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division	BHFTII MetLife Mid Cap Stock Index Division
Investment Income:
Dividends	$—	$42,249	$—	$22,383,890	$5,022,410
Expenses:
Mortality and expense risk and other charges	3,083,461	1,729,403	715,920	9,701,136	5,635,018
Administrative charges	563,251	328,468	109,679	1,987,939	952,310
Total expenses	3,646,712	2,057,871	825,599	11,689,075	6,587,328
Net investment income (loss)	(3,646,712)	(2,015,622)	(825,599)	10,694,815	(1,564,918)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	61,866,490	10,363,391	6,473,436	—	25,438,362
Realized gains (losses) on sale of investments	17,608,377	5,561,074	2,083,641	748,264	27,190,618
Net realized gains (losses)	79,474,867	15,924,465	8,557,077	748,264	52,628,980
Change in unrealized gains (losses) on investments	(33,158,872)	16,360,102	(2,231,635)	(43,389,208)	57,382,024
Net realized and change in unrealized gains (losses) on investments	46,315,995	32,284,567	6,325,442	(42,640,944)	110,011,004
Net increase (decrease) in net assets resulting from operations	$42,669,283	$30,268,945	$5,499,843	$(31,946,129)	$108,446,086

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife MSCI EAFE® Index Division	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division
Investment Income:
Dividends	$7,655,266	$3,214,373	$48,609,861	$2,093,482	$9,293,989
Expenses:
Mortality and expense risk and other charges	4,898,534	3,904,287	37,548,662	1,222,467	7,006,332
Administrative charges	906,609	591,840	3,807,606	231,335	1,273,211
Total expenses	5,805,143	4,496,127	41,356,268	1,453,802	8,279,543
Net investment income (loss)	1,850,123	(1,281,754)	7,253,593	639,680	1,014,446
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	18,544,421	209,365,065	7,217,619	6,844,131
Realized gains (losses) on sale of investments	13,841,508	20,409,537	209,479,640	2,663,971	18,042,318
Net realized gains (losses)	13,841,508	38,953,958	418,844,705	9,881,590	24,886,449
Change in unrealized gains (losses) on investments	25,722,402	6,739,194	364,436,767	3,825,226	114,170,286
Net realized and change in unrealized gains (losses) on investments	39,563,910	45,693,152	783,281,472	13,706,816	139,056,735
Net increase (decrease) in net assets resulting from operations	$41,414,033	$44,411,398	$790,535,065	$14,346,496	$140,071,181

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2021

	BHFTII Neuberger Berman Genesis Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII Van Eck Global Natural Resources Division	BHFTII Western Asset Management Strategic Bond Opportunities Division
Investment Income:
Dividends	$113,085	$—	$79,886	$254,620	$14,339,276
Expenses:
Mortality and expense risk and other charges	3,570,953	8,274,790	5,356,769	252,038	4,186,559
Administrative charges	437,293	1,326,017	643,726	64,635	819,401
Total expenses	4,008,246	9,600,807	6,000,495	316,673	5,005,960
Net investment income (loss)	(3,895,161)	(9,600,807)	(5,920,609)	(62,053)	9,333,316
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	20,538,549	85,314,907	53,416,072	—	—
Realized gains (losses) on sale of investments	15,742,859	38,538,229	19,938,942	1,214,701	2,546,268
Net realized gains (losses)	36,281,408	123,853,136	73,355,014	1,214,701	2,546,268
Change in unrealized gains (losses) on investments	17,247,271	17,425,080	(19,755,734)	3,395,487	(6,497,701)
Net realized and change in unrealized gains (losses) on investments	53,528,679	141,278,216	53,599,280	4,610,188	(3,951,433)
Net increase (decrease) in net assets resulting from operations	$49,633,518	$131,677,409	$47,678,671	$4,548,135	$5,381,883

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management U.S. Government Division	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division	Delaware VIP® Small Cap Value Division
Investment Income:
Dividends	$3,337,551	$366	$670,443	$15,197	$7
Expenses:
Mortality and expense risk and other charges	1,395,318	535	625,528	73,930	5
Administrative charges	280,646	133	53,150	—	—
Total expenses	1,675,964	668	678,678	73,930	5
Net investment income (loss)	1,661,587	(302)	(8,235)	(58,733)	2
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	4,027	1,730,242	327,648	—
Realized gains (losses) on sale of investments	(400,867)	12,885	1,734,203	153,751	2
Net realized gains (losses)	(400,867)	16,912	3,464,445	481,399	2
Change in unrealized gains (losses) on investments	(5,249,706)	(12,508)	4,039,572	587,387	225
Net realized and change in unrealized gains (losses) on investments	(5,650,573)	4,404	7,504,017	1,068,786	227
Net increase (decrease) in net assets resulting from operations	$(3,988,986)	$4,102	$7,495,782	$1,010,053	$229

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2021

	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division
Investment Income:
Dividends	$257	$1,317,479	$36,986	$71,053	$75,503
Expenses:
Mortality and expense risk and other charges	7,780	662,693	42,369	79,249	71,716
Administrative charges	934	47,401	1,069	7,640	8,286
Total expenses	8,714	710,094	43,438	86,889	80,002
Net investment income (loss)	(8,457)	607,385	(6,452)	(15,836)	(4,499)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	116,349	7,689,754	272,877	287,398	335,093
Realized gains (losses) on sale of investments	47,593	1,195,380	149,674	349,471	317,728
Net realized gains (losses)	163,942	8,885,134	422,551	636,869	652,821
Change in unrealized gains (losses) on investments	65,649	5,092,373	(89,647)	87,169	111,660
Net realized and change in unrealized gains (losses) on investments	229,591	13,977,507	332,904	724,038	764,481
Net increase (decrease) in net assets resulting from operations	$221,134	$14,584,892	$326,452	$708,202	$759,982

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP FundsManager 50% Division
Investment Income:
Dividends	$35,804	$19,975	$19,596	$44,975	$2,720,595
Expenses:
Mortality and expense risk and other charges	32,204	21,076	23,227	52,323	4,771,534
Administrative charges	5,139	1,581	2,674	4,587	—
Total expenses	37,343	22,657	25,901	56,910	4,771,534
Net investment income (loss)	(1,539)	(2,682)	(6,305)	(11,935)	(2,050,939)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	120,437	101,081	92,280	199,851	4,207,943
Realized gains (losses) on sale of investments	100,130	172,991	24,586	195,700	4,476,283
Net realized gains (losses)	220,567	274,072	116,866	395,551	8,684,226
Change in unrealized gains (losses) on investments	169,661	33,778	238,268	383,767	11,880,662
Net realized and change in unrealized gains (losses) on investments	390,228	307,850	355,134	779,318	20,564,888
Net increase (decrease) in net assets resulting from operations	$388,689	$305,168	$348,829	$767,383	$18,513,949

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2021

	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division	Fidelity® VIP Investment Grade Bond Division	Fidelity® VIP Mid Cap Division
Investment Income:
Dividends	$2,671,005	$536	$—	$185,492	$1,869
Expenses:
Mortality and expense risk and other charges	4,802,154	50,684	1,270,908	86,882	4,192
Administrative charges	—	—	—	—	523
Total expenses	4,802,154	50,684	1,270,908	86,882	4,715
Net investment income (loss)	(2,131,149)	(50,148)	(1,270,908)	98,610	(2,846)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	4,103,798	—	27,768,689	247,956	85,042
Realized gains (losses) on sale of investments	4,699,035	—	5,855,907	59,376	14,876
Net realized gains (losses)	8,802,833	—	33,624,596	307,332	99,918
Change in unrealized gains (losses) on investments	17,165,175	—	(5,741,106)	(553,430)	15,549
Net realized and change in unrealized gains (losses) on investments	25,968,008	—	27,883,490	(246,098)	115,467
Net increase (decrease) in net assets resulting from operations	$23,836,859	$(50,148)	$26,612,582	$(147,488)	$112,621

The accompanying notes are an integral part of these financial statements.

	FTVIPT Templeton Developing Markets VIP Division	FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division
Investment Income:
Dividends	$479	$4	$371	$351	$1,445
Expenses:
Mortality and expense risk and other charges	437	1	1,241	444	764
Administrative charges	54	—	154	54	95
Total expenses	491	1	1,395	498	859
Net investment income (loss)	(12)	3	(1,024)	(147)	586
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,099	—	13,987	2,108	7,280
Realized gains (losses) on sale of investments	840	—	9,066	1,643	2,592
Net realized gains (losses)	1,939	—	23,053	3,751	9,872
Change in unrealized gains (losses) on investments	(5,328)	(19)	349	7,560	11,694
Net realized and change in unrealized gains (losses) on investments	(3,389)	(19)	23,402	11,311	21,566
Net increase (decrease) in net assets resulting from operations	$(3,401)	$(16)	$22,378	$11,164	$22,152

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)
For the year ended December 31, 2021

	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Core Plus Division	Morgan Stanley VIF Global Infrastructure Division
Investment Income:
Dividends	$—	$—	$11	$1,447
Expenses:
Mortality and expense risk and other charges	4,414	500	233	651
Administrative charges	530	58	28	155
Total expenses	4,944	558	261	806
Net investment income (loss)	(4,944)	(558)	(250)	641
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	33,681	7,062	—	2,237
Realized gains (losses) on sale of investments	30,844	5,150	1,615	886
Net realized gains (losses)	64,525	12,212	1,615	3,123
Change in unrealized gains (losses) on investments	40,824	(4,841)	(2,362)	4,095
Net realized and change in unrealized gains (losses) on investments	105,349	7,371	(747)	7,218
Net increase (decrease) in net assets resulting from operations	$100,405	$6,813	$(997)	$7,859

The accompanying notes are an integral part of these financial statements.

	PIMCO VIT CommodityRealReturn® Strategy Division	PIMCO VIT Dynamic Bond Division	PIMCO VIT Emerging Markets Bond Division	TAP 1919 Variable Socially Responsive Balanced Division
Investment Income:
Dividends	$1,483	$425	$1,727	$34
Expenses:
Mortality and expense risk and other charges	413	228	455	111
Administrative charges	90	57	107	13
Total expenses	503	285	562	124
Net investment income (loss)	980	140	1,165	(90)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	371	112	946
Realized gains (losses) on sale of investments	(87)	700	171	5,352
Net realized gains (losses)	(87)	1,071	283	6,298
Change in unrealized gains (losses) on investments	9,269	(1,103)	(3,306)	(4,873)
Net realized and change in unrealized gains (losses) on investments	9,182	(32)	(3,023)	1,425
Net increase (decrease) in net assets resulting from operations	$10,162	$108	$(1,858)	$1,335

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2021 and 2020

	American Funds® Global Growth Division		American Funds® Global Small Capitalization Division		American Funds® Growth Division		American Funds® Growth-Income Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,629)	$(1,310)	$(6,773,668)	$(5,113,939)	$(16,013,036)	$(11,753,513)	$(2,610,038)	$(602,616)
Net realized gains (losses)	36,227	14,204	37,597,950	40,401,533	270,221,586	90,497,706	51,783,238	35,564,519
Change in unrealized gains (losses) on investments	6,284	52,453	(4,521,614)	72,689,737	(5,753,875)	376,078,166	111,065,267	46,266,465
Net increase (decrease) in net assets resulting from operations	40,882	65,347	26,302,668	107,977,331	248,454,675	454,822,359	160,238,467	81,228,368
Contract Transactions:
Purchase payments received from Contract owners	70	2,146	4,384,060	4,598,544	11,778,445	11,244,114	6,504,223	6,816,775
Net transfers (including fixed account)	(6,783)	(19,283)	(6,469,791)	(32,708,047)	(37,841,541)	(87,262,854)	(25,097,291)	(14,906,107)
Contract charges	—	—	(1,534,473)	(1,630,583)	(2,684,626)	(2,718,925)	(2,276,995)	(2,416,491)
Transfers for Contract benefits and terminations	(42,772)	(9,375)	(54,478,703)	(40,418,656)	(157,236,091)	(102,227,815)	(96,566,881)	(71,891,597)
Net increase (decrease) in net assets resulting from Contract transactions	(49,485)	(26,512)	(58,098,907)	(70,158,742)	(185,983,813)	(180,965,480)	(117,436,944)	(82,397,420)
Net increase (decrease) in net assets	(8,603)	38,835	(31,796,239)	37,818,589	62,470,862	273,856,879	42,801,523	(1,169,052)
Net Assets:
Beginning of year	281,770	242,935	474,942,195	437,123,606	1,297,004,971	1,023,148,092	766,106,526	767,275,578
End of year	$273,167	$281,770	$443,145,956	$474,942,195	$1,359,475,833	$1,297,004,971	$808,908,049	$766,106,526

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	American Funds® The Bond Fund of America Division		BHFTI AB Global Dynamic Allocation Division		BHFTI Allspring Mid Cap Value Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(43,469)	$575,154	$(11,986,090)	$6,509,295	$(1,653)	$(1,207)
Net realized gains (losses)	3,762,295	1,319,071	99,086,295	97,608,961	7,808	5,226
Change in unrealized gains (losses) on investments	(5,273,900)	4,226,664	4,345,270	(51,728,783)	51,434	(20,151)
Net increase (decrease) in net assets resulting from operations	(1,555,074)	6,120,889	91,445,475	52,389,473	57,589	(16,132)
Contract Transactions:
Purchase payments received from Contract owners	968,357	895,837	889,078	1,223,748	—	—
Net transfers (including fixed account)	5,831,177	12,047,508	(18,923,741)	(27,350,237)	(13,399)	(22,339)
Contract charges	(356,099)	(377,842)	(17,476,412)	(18,779,759)	(8)	(7)
Transfers for Contract benefits and terminations	(9,115,497)	(8,092,059)	(142,695,787)	(119,431,482)	(25,523)	(100,512)
Net increase (decrease) in net assets resulting from Contract transactions	(2,672,062)	4,473,444	(178,206,862)	(164,337,730)	(38,930)	(122,858)
Net increase (decrease) in net assets	(4,227,136)	10,594,333	(86,761,387)	(111,948,257)	18,659	(138,990)
Net Assets:
Beginning of year	87,818,399	77,224,066	1,236,443,892	1,348,392,149	229,968	368,958
End of year	$83,591,263	$87,818,399	$1,149,682,505	$1,236,443,892	$248,627	$229,968

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	BHFTI American Funds® Balanced Allocation Division		BHFTI American Funds® Growth Allocation Division		BHFTI American Funds® Growth Division		BHFTI American Funds® Moderate Allocation Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(488,060)	$3,665,433	$(2,179,295)	$1,324,203	$(4,571,806)	$(1,430,361)	$2,224,630	$4,770,097
Net realized gains (losses)	48,709,808	48,763,745	29,038,147	34,446,052	62,461,431	52,435,070	40,362,611	37,598,807
Change in unrealized gains (losses) on investments	34,664,966	48,641,023	39,648,497	26,639,362	8,656,989	85,040,883	18,466,990	38,610,347
Net increase (decrease) in net assets resulting from operations	82,886,714	101,070,201	66,507,349	62,409,617	66,546,614	136,045,592	61,054,231	80,979,251
Contract Transactions:
Purchase payments received from Contract owners	4,160,842	4,583,892	5,642,241	6,285,668	773,020	625,840	4,974,620	4,670,913
Net transfers (including fixed account)	6,173,459	(3,582,796)	1,959,261	(6,917,640)	(33,200,207)	(55,639,339)	(7,291,973)	(14,774,898)
Contract charges	(7,078,783)	(7,516,391)	(3,647,278)	(3,655,876)	(2,232,086)	(2,424,796)	(7,137,150)	(7,562,742)
Transfers for Contract benefits and terminations	(107,294,219)	(81,669,105)	(41,220,457)	(35,928,398)	(61,386,885)	(37,847,257)	(91,595,518)	(70,958,218)
Net increase (decrease) in net assets resulting from Contract transactions	(104,038,701)	(88,184,400)	(37,266,233)	(40,216,246)	(96,046,158)	(95,285,552)	(101,050,021)	(88,624,945)
Net increase (decrease) in net assets	(21,151,987)	12,885,801	29,241,116	22,193,371	(29,499,544)	40,760,040	(39,995,790)	(7,645,694)
Net Assets:
Beginning of year	813,811,656	800,925,855	473,694,389	451,501,018	374,416,489	333,656,449	778,574,010	786,219,704
End of year	$792,659,669	$813,811,656	$502,935,505	$473,694,389	$344,916,945	$374,416,489	$738,578,220	$778,574,010

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI BlackRock Global Tactical Strategies Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Asset Allocation 100 Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,956,307	$5,205,795	$11,513	$17,330	$(87,116)	$61,550
Net realized gains (losses)	74,939,342	135,967,798	7,440	(377)	26,151,448	23,637,058
Change in unrealized gains (losses) on investments	46,237,837	(104,410,629)	(2,913)	8,720	15,619,775	13,805,803
Net increase (decrease) in net assets resulting from operations	123,133,486	36,762,964	16,040	25,673	41,684,107	37,504,411
Contract Transactions:
Purchase payments received from Contract owners	1,538,484	1,403,679	38,463	13,502	6,280,007	6,301,266
Net transfers (including fixed account)	(23,066,241)	(26,213,981)	16,856	(11,996)	2,175,804	(5,750,288)
Contract charges	(22,218,505)	(23,572,409)	(38)	(46)	(452,727)	(449,482)
Transfers for Contract benefits and terminations	(185,236,853)	(152,122,933)	(146,942)	(26,914)	(26,229,781)	(20,527,629)
Net increase (decrease) in net assets resulting from Contract transactions	(228,983,115)	(200,505,644)	(91,661)	(25,454)	(18,226,697)	(20,426,133)
Net increase (decrease) in net assets	(105,849,629)	(163,742,680)	(75,621)	219	23,457,410	17,078,278
Net Assets:
Beginning of year	1,562,480,869	1,726,223,549	449,845	449,626	254,598,524	237,520,246
End of year	$1,456,631,240	$1,562,480,869	$374,224	$449,845	$278,055,934	$254,598,524

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	BHFTI Brighthouse Balanced Plus Division		BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Aberdeen Emerging Markets Equity Division		BHFTI Brighthouse/Eaton Vance Floating Rate Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$37,499,292	$37,824,508	$(64,869)	$25,479	$(472,473)	$345,742	$353,227	$714,272
Net realized gains (losses)	175,708,520	365,952,100	767,249	408,319	2,648,795	1,846,979	(127,367)	(548,543)
Change in unrealized gains (losses) on investments	(3,734,062)	(42,557,558)	4,307,576	(359,019)	(4,561,000)	8,426,457	179,559	(395,946)
Net increase (decrease) in net assets resulting from operations	209,473,750	361,219,050	5,009,956	74,779	(2,384,678)	10,619,178	405,419	(230,217)
Contract Transactions:
Purchase payments received from Contract owners	2,728,744	2,790,064	579,159	544,475	63,604	89,753	12,354	14,368
Net transfers (including fixed account)	26,289,313	20,395,161	(312,442)	(133,290)	1,798,956	(4,555,855)	3,190,664	(3,359,284)
Contract charges	(46,802,308)	(48,811,289)	(32,266)	(29,261)	(327,276)	(362,761)	(47,858)	(55,567)
Transfers for Contract benefits and terminations	(469,537,834)	(373,686,666)	(1,983,587)	(1,287,166)	(5,967,548)	(5,225,570)	(3,832,469)	(3,214,956)
Net increase (decrease) in net assets resulting from Contract transactions	(487,322,085)	(399,312,730)	(1,749,136)	(905,242)	(4,432,264)	(10,054,433)	(677,309)	(6,615,439)
Net increase (decrease) in net assets	(277,848,335)	(38,093,680)	3,260,820	(830,463)	(6,816,942)	564,745	(271,890)	(6,845,656)
Net Assets:
Beginning of year	3,572,331,763	3,610,425,443	17,064,278	17,894,741	47,234,562	46,669,817	19,938,279	26,783,935
End of year	$3,294,483,428	$3,572,331,763	$20,325,098	$17,064,278	$40,417,620	$47,234,562	$19,666,389	$19,938,279

(a) Had no net assets at December 31, 2020.
The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/Franklin Low Duration Total Return Division		BHFTI Brighthouse/Templeton International Bond Division		BHFTI Brighthouse/Wellington Large Cap Research Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$421,482	$1,447,805	$(59,170)	$241,692	$(2,355,349)	$773,455
Net realized gains (losses)	(438,431)	(918,768)	(186,707)	(224,697)	118,239,234	62,203,560
Change in unrealized gains (losses) on investments	(656,790)	(355,786)	(64,974)	(383,388)	59,969,075	77,864,713
Net increase (decrease) in net assets resulting from operations	(673,739)	173,251	(310,851)	(366,393)	175,852,960	140,841,728
Contract Transactions:
Purchase payments received from Contract owners	295,461	314,851	2,056	6,460	5,185,785	4,594,596
Net transfers (including fixed account)	10,882,137	3,263,677	752,411	637,384	(16,272,541)	(18,145,896)
Contract charges	(507,036)	(542,137)	(48,579)	(56,745)	(511,886)	(548,628)
Transfers for Contract benefits and terminations	(10,714,329)	(8,457,544)	(775,098)	(726,532)	(80,876,968)	(62,308,692)
Net increase (decrease) in net assets resulting from Contract transactions	(43,767)	(5,421,153)	(69,210)	(139,433)	(92,475,610)	(76,408,620)
Net increase (decrease) in net assets	(717,506)	(5,247,902)	(380,061)	(505,826)	83,377,350	64,433,108
Net Assets:
Beginning of year	68,394,975	73,642,877	4,944,012	5,449,838	805,727,887	741,294,779
End of year	$67,677,469	$68,394,975	$4,563,951	$4,944,012	$889,105,237	$805,727,887

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	BHFTI CBRE Global Real Estate Division		BHFTI Harris Oakmark International Division		BHFTI Invesco Balanced-Risk Allocation Division		BHFTI Invesco Comstock Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,893,717	$5,108,435	$(2,400,992)	$7,382,828	$7,836,692	$17,702,686	$(25)	$488
Net realized gains (losses)	3,397,563	826,425	7,623,214	(3,704,789)	14,278,919	16,565,236	4,111	969
Change in unrealized gains (losses) on investments	43,781,344	(16,050,338)	25,327,901	21,388,533	13,002,923	(230,264)	8,361	(2,916)
Net increase (decrease) in net assets resulting from operations	50,072,624	(10,115,478)	30,550,123	25,066,572	35,118,534	34,037,658	12,447	(1,459)
Contract Transactions:
Purchase payments received from Contract owners	1,921,238	2,090,238	4,863,466	5,510,753	493,345	531,775	—	—
Net transfers (including fixed account)	(13,280,159)	9,562,809	(14,704,634)	2,024,962	14,427,934	(8,978,169)	(795)	3,796
Contract charges	(628,088)	(638,953)	(1,871,494)	(1,934,476)	(6,053,372)	(6,177,085)	(4)	(4)
Transfers for Contract benefits and terminations	(21,077,633)	(16,906,569)	(57,538,748)	(37,997,552)	(59,700,559)	(44,600,059)	(48,361)	(5,547)
Net increase (decrease) in net assets resulting from Contract transactions	(33,064,642)	(5,892,475)	(69,251,410)	(32,396,313)	(50,832,652)	(59,223,538)	(49,160)	(1,755)
Net increase (decrease) in net assets	17,007,982	(16,007,953)	(38,701,287)	(7,329,741)	(15,714,118)	(25,185,880)	(36,713)	(3,214)
Net Assets:
Beginning of year	166,520,792	182,528,745	418,249,872	425,579,613	436,657,575	461,843,455	54,656	57,870
End of year	$183,528,774	$166,520,792	$379,548,585	$418,249,872	$420,943,457	$436,657,575	$17,943	$54,656

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Global Equity Division		BHFTI Invesco Small Cap Growth Division		BHFTI JPMorgan Core Bond Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,422,227)	$(1,145,075)	$(949,430)	$(648,300)	$752,320	$1,390,131
Net realized gains (losses)	30,280,034	12,463,468	17,104,094	2,631,682	5,729	286,305
Change in unrealized gains (losses) on investments	11,623,772	48,619,406	(12,066,264)	23,163,417	(2,825,618)	2,786,121
Net increase (decrease) in net assets resulting from operations	38,481,579	59,937,799	4,088,400	25,146,799	(2,067,569)	4,462,557
Contract Transactions:
Purchase payments received from Contract owners	2,908,913	2,611,477	965,301	639,070	129,710	124,347
Net transfers (including fixed account)	(5,398,969)	(15,922,074)	6,582,050	76,156	11,192,168	7,591,087
Contract charges	(890,031)	(920,208)	(217,108)	(181,401)	(567,074)	(627,887)
Transfers for Contract benefits and terminations	(29,958,489)	(25,404,149)	(9,570,530)	(5,481,199)	(12,899,709)	(10,478,393)
Net increase (decrease) in net assets resulting from Contract transactions	(33,338,576)	(39,634,954)	(2,240,287)	(4,947,374)	(2,144,905)	(3,390,846)
Net increase (decrease) in net assets	5,143,003	20,302,845	1,848,113	20,199,425	(4,212,474)	1,071,711
Net Assets:
Beginning of year	281,517,566	261,214,721	71,253,289	51,053,864	75,426,695	74,354,984
End of year	$286,660,569	$281,517,566	$73,101,402	$71,253,289	$71,214,221	$75,426,695

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	BHFTI JPMorgan Global Active Allocation Division		BHFTI JPMorgan Small Cap Value Division		BHFTI Loomis Sayles Global Allocation Division		BHFTI Loomis Sayles Growth Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(5,668,421)	$7,849,780	$(58,210)	$(8,978)	$(445,227)	$(562,889)	$(5,938,681)	$(2,723,129)
Net realized gains (losses)	58,370,732	28,209,593	2,193,632	(388,762)	14,338,304	9,681,945	30,392,388	172,776,482
Change in unrealized gains (losses) on investments	7,598,360	39,125,127	3,164,275	1,812,380	(887,597)	3,298,239	52,736,767	(48,166,763)
Net increase (decrease) in net assets resulting from operations	60,300,671	75,184,500	5,299,697	1,414,640	13,005,480	12,417,295	77,190,474	121,886,590
Contract Transactions:
Purchase payments received from Contract owners	307,838	399,012	39,693	42,377	1,016,041	937,456	4,882,603	4,950,774
Net transfers (including fixed account)	8,821,451	(19,151,762)	(1,854,829)	554,985	(586,586)	(2,676,303)	(22,812,168)	(54,502,976)
Contract charges	(10,296,459)	(10,714,610)	(128,589)	(121,712)	(597,016)	(643,517)	(2,357,725)	(2,651,438)
Transfers for Contract benefits and terminations	(101,844,532)	(78,778,097)	(3,027,241)	(1,858,934)	(12,324,900)	(11,924,345)	(62,603,735)	(50,155,264)
Net increase (decrease) in net assets resulting from Contract transactions	(103,011,702)	(108,245,457)	(4,970,966)	(1,383,284)	(12,492,461)	(14,306,709)	(82,891,025)	(102,358,904)
Net increase (decrease) in net assets	(42,711,031)	(33,060,957)	328,731	31,356	513,019	(1,889,414)	(5,700,551)	19,527,686
Net Assets:
Beginning of year	770,639,003	803,699,960	18,968,277	18,936,921	105,220,386	107,109,800	486,587,823	467,060,137
End of year	$727,927,972	$770,639,003	$19,297,008	$18,968,277	$105,733,405	$105,220,386	$480,887,272	$486,587,823

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI MetLife Multi-Index Targeted Risk Division		BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,265,916	$7,762,640	$(368,142)	$1,688,540	$(10,899,495)	$(7,663,721)
Net realized gains (losses)	42,788,345	78,086,344	12,199,333	6,958,191	484,970,902	153,359,181
Change in unrealized gains (losses) on investments	17,460,716	(46,068,839)	5,641,144	9,411,537	(566,916,409)	439,136,144
Net increase (decrease) in net assets resulting from operations	64,514,977	39,780,145	17,472,335	18,058,268	(92,845,002)	584,831,604
Contract Transactions:
Purchase payments received from Contract owners	421,644	637,273	2,186,314	1,932,064	6,512,207	5,635,010
Net transfers (including fixed account)	(6,552,982)	(2,857,384)	938,504	455,816	(12,261,899)	(38,986,130)
Contract charges	(10,819,041)	(11,532,770)	(680,661)	(722,941)	(670,265)	(618,806)
Transfers for Contract benefits and terminations	(104,319,553)	(79,072,598)	(23,558,147)	(15,477,356)	(91,793,548)	(54,419,213)
Net increase (decrease) in net assets resulting from Contract transactions	(121,269,932)	(92,825,479)	(21,113,990)	(13,812,417)	(98,213,505)	(88,389,139)
Net increase (decrease) in net assets	(56,754,955)	(53,045,334)	(3,641,655)	4,245,851	(191,058,507)	496,442,465
Net Assets:
Beginning of year	831,657,042	884,702,376	172,621,221	168,375,370	920,192,712	423,750,247
End of year	$774,902,087	$831,657,042	$168,979,566	$172,621,221	$729,134,205	$920,192,712

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	BHFTI PanAgora Global Diversified Risk Division		BHFTI PanAgora Global Diversified Risk II Division		BHFTI PIMCO Inflation Protected Bond Division		BHFTI PIMCO Total Return Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,200,967)	$1,602,289	$(11,225,421)	$10,283,727	$(1,745,818)	$4,535,533	$4,113,642	$17,008,900
Net realized gains (losses)	8,971,073	5,970,985	14,331,632	66,569,870	922,394	(3,299,101)	28,978,578	3,510,190
Change in unrealized gains (losses) on investments	(2,924,407)	1,365,825	94,475,129	(65,907,392)	14,552,033	28,967,594	(51,522,591)	27,043,093
Net increase (decrease) in net assets resulting from operations	4,845,699	8,939,099	97,581,340	10,946,205	13,728,609	30,204,026	(18,430,371)	47,562,183
Contract Transactions:
Purchase payments received from Contract owners	60,442	19,619	1,098,505	1,418,896	1,933,498	2,151,448	5,104,171	5,059,209
Net transfers (including fixed account)	2,553,740	11,963,712	(19,024,564)	(14,211,328)	38,760,414	10,933,166	66,366,031	34,809,356
Contract charges	(1,382,248)	(1,240,540)	(13,964,431)	(14,767,147)	(2,458,284)	(2,615,019)	(4,298,205)	(4,909,464)
Transfers for Contract benefits and terminations	(10,197,798)	(6,906,384)	(108,853,659)	(90,022,528)	(45,458,686)	(37,429,568)	(96,780,080)	(82,551,445)
Net increase (decrease) in net assets resulting from Contract transactions	(8,965,864)	3,836,407	(140,744,149)	(117,582,107)	(7,223,058)	(26,959,973)	(29,608,083)	(47,592,344)
Net increase (decrease) in net assets	(4,120,165)	12,775,506	(43,162,809)	(106,635,902)	6,505,551	3,244,053	(48,038,454)	(30,161)
Net Assets:
Beginning of year	97,068,610	84,293,104	929,413,643	1,036,049,545	330,502,638	327,258,585	715,365,209	715,395,370
End of year	$92,948,445	$97,068,610	$886,250,834	$929,413,643	$337,008,189	$330,502,638	$667,326,755	$715,365,209

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Schroders Global Multi-Asset Division		BHFTI SSGA Growth and Income ETF Division		BHFTI SSGA Growth ETF Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(6,167,603)	$3,803,281	$3,436,931	$8,897,011	$291,478	$1,446,089
Net realized gains (losses)	14,794,627	42,809,773	44,744,928	24,302,608	10,665,951	4,673,682
Change in unrealized gains (losses) on investments	56,009,498	(44,616,426)	24,346,137	14,978,644	9,091,896	4,092,403
Net increase (decrease) in net assets resulting from operations	64,636,522	1,996,628	72,527,996	48,178,263	20,049,325	10,212,174
Contract Transactions:
Purchase payments received from Contract owners	430,517	452,168	2,596,062	2,626,377	1,704,952	1,892,489
Net transfers (including fixed account)	(17,232,768)	(21,051,439)	(13,251,391)	(15,966,504)	(2,725,636)	(5,790,328)
Contract charges	(9,192,598)	(10,177,753)	(6,592,122)	(7,153,374)	(919,531)	(959,136)
Transfers for Contract benefits and terminations	(92,542,113)	(70,721,468)	(83,936,543)	(63,221,576)	(15,687,006)	(12,872,803)
Net increase (decrease) in net assets resulting from Contract transactions	(118,536,962)	(101,498,492)	(101,183,994)	(83,715,077)	(17,627,221)	(17,729,778)
Net increase (decrease) in net assets	(53,900,440)	(99,501,864)	(28,655,998)	(35,536,814)	2,422,104	(7,517,604)
Net Assets:
Beginning of year	703,341,582	802,843,446	644,690,157	680,226,971	130,804,692	138,322,296
End of year	$649,441,142	$703,341,582	$616,034,159	$644,690,157	$133,226,796	$130,804,692

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	BHFTI T. Rowe Price Large Cap Value Division		BHFTI T. Rowe Price Mid Cap Growth Division		BHFTI TCW Core Fixed Income Division		BHFTI Victory Sycamore Mid Cap Value Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$5,259	$15,535	$(6,264,927)	$(5,280,242)	$21	$4,288	$(275,905)	$840,222
Net realized gains (losses)	20,521	3,920	63,906,402	51,803,519	2,486	16,400	27,061,856	16,916,428
Change in unrealized gains (losses) on investments	132,856	34,047	7,170,398	49,384,564	(3,857)	(2,902)	74,194,902	3,802,161
Net increase (decrease) in net assets resulting from operations	158,636	53,502	64,811,873	95,907,841	(1,350)	17,786	100,980,853	21,558,811
Contract Transactions:
Purchase payments received from Contract owners	156	932	5,963,654	6,364,380	—	—	2,987,753	3,232,576
Net transfers (including fixed account)	(58,703)	(82,633)	(14,014,541)	(33,270,264)	—	(10,722)	(15,503,799)	(2,159,042)
Contract charges	(25)	(36)	(1,736,980)	(1,883,211)	—	(2)	(1,103,413)	(1,095,497)
Transfers for Contract benefits and terminations	(54,527)	(11,768)	(64,376,721)	(46,231,297)	(5,816)	(195,025)	(44,680,247)	(31,543,793)
Net increase (decrease) in net assets resulting from Contract transactions	(113,099)	(93,505)	(74,164,588)	(75,020,392)	(5,816)	(205,749)	(58,299,706)	(31,565,756)
Net increase (decrease) in net assets	45,537	(40,003)	(9,352,715)	20,887,449	(7,166)	(187,963)	42,681,147	(10,006,945)
Net Assets:
Beginning of year	685,939	725,942	505,414,544	484,527,095	52,557	240,520	351,800,764	361,807,709
End of year	$731,476	$685,939	$496,061,829	$505,414,544	$45,391	$52,557	$394,481,911	$351,800,764

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTI Western Asset Management Government Income Division		BHFTII Baillie Gifford International Stock Division		BHFTII BlackRock Bond Income Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$3,238,557	$4,507,060	$(533,904)	$779,866	$5,185,469	$8,026,392
Net realized gains (losses)	835,475	2,430,380	18,665,643	9,889,901	7,990,201	1,424,032
Change in unrealized gains (losses) on investments	(16,464,114)	17,153,359	(20,382,097)	17,623,238	(20,344,177)	15,602,773
Net increase (decrease) in net assets resulting from operations	(12,390,082)	24,090,799	(2,250,358)	28,293,005	(7,168,507)	25,053,197
Contract Transactions:
Purchase payments received from Contract owners	601,439	687,605	1,110,698	931,187	2,880,538	3,000,255
Net transfers (including fixed account)	19,275,312	75,174,345	5,020,923	(1,244,055)	27,018,606	22,414,370
Contract charges	(5,783,050)	(6,518,386)	(314,880)	(339,203)	(1,736,205)	(1,911,579)
Transfers for Contract benefits and terminations	(73,928,278)	(71,581,650)	(18,307,886)	(10,357,185)	(48,749,496)	(44,199,935)
Net increase (decrease) in net assets resulting from Contract transactions	(59,834,577)	(2,238,086)	(12,491,145)	(11,009,256)	(20,586,557)	(20,696,889)
Net increase (decrease) in net assets	(72,224,659)	21,852,713	(14,741,503)	17,283,749	(27,755,064)	4,356,308
Net Assets:
Beginning of year	398,349,977	376,497,264	140,886,997	123,603,248	389,186,999	384,830,691
End of year	$326,125,318	$398,349,977	$126,145,494	$140,886,997	$361,431,935	$389,186,999

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse Asset Allocation 20 Division		BHFTII Brighthouse Asset Allocation 40 Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,969,573)	$(2,561,674)	$(512,968)	$189,931	$5,128,052	$4,742,568	$12,134,866	$12,076,689
Net realized gains (losses)	47,600,377	35,489,561	(183,551)	69,509	5,974,185	6,662,956	40,364,512	40,360,651
Change in unrealized gains (losses) on investments	(2,918,447)	33,799,658	(35,833)	(761,962)	(3,976,725)	12,184,016	(1,465,683)	23,436,358
Net increase (decrease) in net assets resulting from operations	41,712,357	66,727,545	(732,352)	(502,522)	7,125,512	23,589,540	51,033,695	75,873,698
Contract Transactions:
Purchase payments received from Contract owners	2,634,998	2,143,896	187,278	157,528	2,323,246	2,104,951	6,408,014	6,598,803
Net transfers (including fixed account)	(9,323,076)	(8,578,450)	8,146,597	14,465,808	1,654,761	4,760,399	(539,635)	(9,619,760)
Contract charges	(920,884)	(951,732)	(483,053)	(481,466)	(2,398,710)	(2,450,958)	(6,713,631)	(7,049,456)
Transfers for Contract benefits and terminations	(29,244,507)	(21,900,122)	(17,191,773)	(11,146,935)	(40,023,748)	(38,435,664)	(106,445,875)	(99,473,166)
Net increase (decrease) in net assets resulting from Contract transactions	(36,853,469)	(29,286,408)	(9,340,951)	2,994,935	(38,444,451)	(34,021,272)	(107,291,127)	(109,543,579)
Net increase (decrease) in net assets	4,858,888	37,441,137	(10,073,303)	2,492,413	(31,318,939)	(10,431,732)	(56,257,432)	(33,669,881)
Net Assets:
Beginning of year	230,129,341	192,688,204	47,474,049	44,981,636	311,462,767	321,894,499	875,065,802	908,735,683
End of year	$234,988,229	$230,129,341	$37,400,746	$47,474,049	$280,143,828	$311,462,767	$818,808,370	$875,065,802

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 60 Division		BHFTII Brighthouse Asset Allocation 80 Division		BHFTII Brighthouse/Artisan Mid Cap Value Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$27,440,189	$28,175,408	$7,900,018	$9,121,825	$(814,654)	$(648,717)
Net realized gains (losses)	223,232,028	212,327,428	156,127,480	152,914,504	11,793,499	1,104,026
Change in unrealized gains (losses) on investments	35,631,578	99,879,881	57,221,877	60,188,388	31,811,752	8,080,216
Net increase (decrease) in net assets resulting from operations	286,303,795	340,382,717	221,249,375	222,224,717	42,790,597	8,535,525
Contract Transactions:
Purchase payments received from Contract owners	24,017,175	27,409,116	21,855,608	24,124,224	1,786,243	1,815,217
Net transfers (including fixed account)	(19,479,129)	(63,505,425)	(20,209,478)	(45,714,163)	(4,009,993)	(2,396,615)
Contract charges	(24,565,931)	(26,296,980)	(10,008,728)	(10,534,672)	(439,528)	(438,671)
Transfers for Contract benefits and terminations	(394,308,570)	(311,735,085)	(184,195,930)	(138,075,799)	(22,579,094)	(15,428,011)
Net increase (decrease) in net assets resulting from Contract transactions	(414,336,455)	(374,128,374)	(192,558,528)	(170,200,410)	(25,242,372)	(16,448,080)
Net increase (decrease) in net assets	(128,032,660)	(33,745,657)	28,690,847	52,024,307	17,548,225	(7,912,555)
Net Assets:
Beginning of year	3,132,220,695	3,165,966,352	1,722,419,271	1,670,394,964	178,298,975	186,211,530
End of year	$3,004,188,035	$3,132,220,695	$1,751,110,118	$1,722,419,271	$195,847,200	$178,298,975

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	BHFTII Brighthouse/Dimensional International Small Company Division		BHFTII Brighthouse/Wellington Balanced Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$18,896	$83,460	$3,467,398	$5,197,233	$4,810	$909,892	$(7,278,472)	$(5,925,076)
Net realized gains (losses)	401,971	(167,783)	67,241,789	31,868,837	43,083,841	57,851,428	101,313,064	67,085,888
Change in unrealized gains (losses) on investments	421,698	593,647	3,157,671	48,657,548	62,915,404	(15,212,853)	(20,345,195)	74,213,352
Net increase (decrease) in net assets resulting from operations	842,565	509,324	73,866,858	85,723,618	106,004,055	43,548,467	73,689,397	135,374,164
Contract Transactions:
Purchase payments received from Contract owners	17,981	20,526	3,657,298	4,306,177	3,785,409	4,100,080	3,062,177	2,801,014
Net transfers (including fixed account)	(344,012)	(363,172)	(688,417)	(5,447,805)	(17,687,364)	(7,896,223)	(7,644,833)	(18,852,946)
Contract charges	(36,156)	(40,002)	(261,167)	(270,566)	(1,932,196)	(2,087,063)	(429,490)	(460,262)
Transfers for Contract benefits and terminations	(800,128)	(741,159)	(57,387,398)	(48,399,470)	(62,630,915)	(54,517,414)	(54,694,118)	(40,875,080)
Net increase (decrease) in net assets resulting from Contract transactions	(1,162,315)	(1,123,807)	(54,679,684)	(49,811,664)	(78,465,066)	(60,400,620)	(59,706,264)	(57,387,274)
Net increase (decrease) in net assets	(319,750)	(614,483)	19,187,174	35,911,954	27,538,989	(16,852,153)	13,983,133	77,986,890
Net Assets:
Beginning of year	7,124,915	7,739,398	610,629,506	574,717,552	503,780,671	520,632,824	572,542,548	494,555,658
End of year	$6,805,165	$7,124,915	$629,816,680	$610,629,506	$531,319,660	$503,780,671	$586,525,681	$572,542,548

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTII Jennison Growth Division		BHFTII Loomis Sayles Small Cap Core Division		BHFTII Loomis Sayles Small Cap Growth Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,646,712)	$(2,823,468)	$(2,015,622)	$(1,648,415)	$(825,599)	$(676,408)
Net realized gains (losses)	79,474,867	39,012,211	15,924,465	11,007,626	8,557,077	7,560,022
Change in unrealized gains (losses) on investments	(33,158,872)	69,169,806	16,360,102	6,382,559	(2,231,635)	9,885,408
Net increase (decrease) in net assets resulting from operations	42,669,283	105,358,549	30,268,945	15,741,770	5,499,843	16,769,022
Contract Transactions:
Purchase payments received from Contract owners	4,519,138	3,059,590	1,419,043	1,467,971	941,910	880,325
Net transfers (including fixed account)	(7,796,037)	(3,120,525)	(5,129,618)	(3,362,707)	(980,429)	(4,352,865)
Contract charges	(1,097,276)	(1,108,541)	(525,508)	(529,940)	(128,386)	(127,460)
Transfers for Contract benefits and terminations	(40,372,362)	(26,022,423)	(18,869,881)	(14,191,055)	(6,393,426)	(4,496,437)
Net increase (decrease) in net assets resulting from Contract transactions	(44,746,537)	(27,191,899)	(23,105,964)	(16,615,731)	(6,560,331)	(8,096,437)
Net increase (decrease) in net assets	(2,077,254)	78,166,650	7,162,981	(873,961)	(1,060,488)	8,672,585
Net Assets:
Beginning of year	289,505,068	211,338,418	156,522,639	157,396,600	66,012,877	57,340,292
End of year	$287,427,814	$289,505,068	$163,685,620	$156,522,639	$64,952,389	$66,012,877

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	BHFTII MetLife Aggregate Bond Index Division		BHFTII MetLife Mid Cap Stock Index Division		BHFTII MetLife MSCI EAFE® Index Division		BHFTII MetLife Russell 2000® Index Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$10,694,815	$13,072,264	$(1,564,918)	$319,781	$1,850,123	$7,601,556	$(1,281,754)	$39,630
Net realized gains (losses)	748,264	7,071,864	52,628,980	36,524,964	13,841,508	7,281,489	38,953,958	26,713,820
Change in unrealized gains (losses) on investments	(43,389,208)	31,503,576	57,382,024	22,452,963	25,722,402	16,429,135	6,739,194	31,044,533
Net increase (decrease) in net assets resulting from operations	(31,946,129)	51,647,704	108,446,086	59,297,708	41,414,033	31,312,180	44,411,398	57,797,983
Contract Transactions:
Purchase payments received from Contract owners	10,140,944	10,864,000	7,535,921	7,767,987	7,477,049	7,860,084	5,235,786	5,454,391
Net transfers (including fixed account)	105,505,716	49,566,755	(29,168,370)	(17,954,834)	1,066,646	8,010,588	(3,976,590)	(20,416,201)
Contract charges	(4,959,053)	(5,593,760)	(1,546,034)	(1,551,495)	(1,609,261)	(1,670,310)	(825,235)	(827,113)
Transfers for Contract benefits and terminations	(117,708,457)	(109,045,885)	(56,960,322)	(42,382,787)	(50,077,959)	(39,276,779)	(37,637,134)	(26,100,918)
Net increase (decrease) in net assets resulting from Contract transactions	(7,020,850)	(54,208,890)	(80,138,805)	(54,121,129)	(43,143,525)	(25,076,417)	(37,203,173)	(41,889,841)
Net increase (decrease) in net assets	(38,966,979)	(2,561,186)	28,307,281	5,176,579	(1,729,492)	6,235,763	7,208,225	15,908,142
Net Assets:
Beginning of year	949,536,445	952,097,631	506,052,707	500,876,128	466,904,304	460,668,541	346,715,527	330,807,385
End of year	$910,569,466	$949,536,445	$534,359,988	$506,052,707	$465,174,812	$466,904,304	$353,923,752	$346,715,527

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$7,253,593	$16,665,539	$639,680	$1,237,643	$1,014,446	$3,210,980
Net realized gains (losses)	418,844,705	316,872,651	9,881,590	6,383,046	24,886,449	34,572,759
Change in unrealized gains (losses) on investments	364,436,767	126,015,016	3,825,226	1,056,451	114,170,286	(24,712,952)
Net increase (decrease) in net assets resulting from operations	790,535,065	459,553,206	14,346,496	8,677,140	140,071,181	13,070,787
Contract Transactions:
Purchase payments received from Contract owners	32,238,629	31,569,454	1,562,824	1,164,619	6,404,512	6,613,410
Net transfers (including fixed account)	(129,714,180)	(101,965,375)	196,331	(2,731,520)	(23,267,172)	5,460,026
Contract charges	(5,978,396)	(6,187,543)	(324,689)	(347,189)	(2,373,898)	(2,440,109)
Transfers for Contract benefits and terminations	(346,797,597)	(265,605,717)	(12,544,971)	(12,780,101)	(84,640,456)	(60,538,325)
Net increase (decrease) in net assets resulting from Contract transactions	(450,251,544)	(342,189,181)	(11,110,505)	(14,694,191)	(103,877,014)	(50,904,998)
Net increase (decrease) in net assets	340,283,521	117,364,025	3,235,991	(6,017,051)	36,194,167	(37,834,211)
Net Assets:
Beginning of year	3,154,806,376	3,037,442,351	117,745,426	123,762,477	627,751,137	665,585,348
End of year	$3,495,089,897	$3,154,806,376	$120,981,417	$117,745,426	$663,945,304	$627,751,137

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	BHFTII Neuberger Berman Genesis Division		BHFTII T. Rowe Price Large Cap Growth Division		BHFTII T. Rowe Price Small Cap Growth Division		BHFTII Van Eck Global Natural Resources Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,895,161)	$(3,180,128)	$(9,600,807)	$(7,488,830)	$(5,920,609)	$(4,820,183)	$(62,053)	$1,711
Net realized gains (losses)	36,281,408	26,740,247	123,853,136	71,413,186	73,355,014	56,997,596	1,214,701	(2,302,992)
Change in unrealized gains (losses) on investments	17,247,271	36,614,576	17,425,080	137,503,730	(19,755,734)	39,472,994	3,395,487	8,059,472
Net increase (decrease) in net assets resulting from operations	49,633,518	60,174,695	131,677,409	201,428,086	47,678,671	91,650,407	4,548,135	5,758,191
Contract Transactions:
Purchase payments received from Contract owners	2,857,483	2,717,284	9,328,336	9,277,398	6,137,316	5,723,882	35,666	26,155
Net transfers (including fixed account)	(6,454,892)	(11,168,285)	(13,345,751)	(39,247,424)	(14,957,233)	(23,111,025)	(4,242,840)	(1,910,189)
Contract charges	(511,813)	(542,365)	(1,860,133)	(1,982,277)	(952,505)	(1,038,633)	(276,869)	(289,933)
Transfers for Contract benefits and terminations	(36,178,934)	(27,319,796)	(94,756,093)	(60,682,479)	(52,482,546)	(37,758,660)	(3,574,437)	(2,764,136)
Net increase (decrease) in net assets resulting from Contract transactions	(40,288,156)	(36,313,162)	(100,633,641)	(92,634,782)	(62,254,968)	(56,184,436)	(8,058,480)	(4,938,103)
Net increase (decrease) in net assets	9,345,362	23,861,533	31,043,768	108,793,304	(14,576,297)	35,465,971	(3,510,345)	820,088
Net Assets:
Beginning of year	311,591,184	287,729,651	738,162,692	629,369,388	491,278,222	455,812,251	27,733,915	26,913,827
End of year	$320,936,546	$311,591,184	$769,206,460	$738,162,692	$476,701,925	$491,278,222	$24,223,570	$27,733,915

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division		BlackRock Global Allocation V.I. Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$9,333,316	$17,726,545	$1,661,587	$2,078,549	$(302)	$(106)
Net realized gains (losses)	2,546,268	360,637	(400,867)	221,649	16,912	6,569
Change in unrealized gains (losses) on investments	(6,497,701)	803,335	(5,249,706)	2,399,994	(12,508)	12,407
Net increase (decrease) in net assets resulting from operations	5,381,883	18,890,517	(3,988,986)	4,700,192	4,102	18,870
Contract Transactions:
Purchase payments received from Contract owners	3,315,926	3,585,553	1,170,573	1,059,588	—	—
Net transfers (including fixed account)	16,197,583	7,008,182	8,606,612	24,361,402	1,303	(2,002)
Contract charges	(1,371,525)	(1,551,192)	(651,891)	(742,576)	(3)	(3)
Transfers for Contract benefits and terminations	(50,637,237)	(41,946,718)	(20,582,596)	(20,397,844)	(103,497)	(743)
Net increase (decrease) in net assets resulting from Contract transactions	(32,495,253)	(32,904,175)	(11,457,302)	4,280,570	(102,197)	(2,748)
Net increase (decrease) in net assets	(27,113,370)	(14,013,658)	(15,446,288)	8,980,762	(98,095)	16,122
Net Assets:
Beginning of year	408,706,045	422,719,703	139,252,019	130,271,257	118,145	102,023
End of year	$381,592,675	$408,706,045	$123,805,731	$139,252,019	$20,050	$118,145
The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	Calvert VP SRI Balanced Division		Calvert VP SRI Mid Cap Division		Delaware VIP® Small Cap Value Division		Fidelity® VIP Contrafund® Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(8,235)	$176,206	$(58,733)	$(36,653)	$2	$3	$(8,457)	$(6,380)
Net realized gains (losses)	3,464,445	2,455,032	481,399	462,013	2	32	163,942	15,567
Change in unrealized gains (losses) on investments	4,039,572	3,996,829	587,387	197,700	225	(53)	65,649	185,696
Net increase (decrease) in net assets resulting from operations	7,495,782	6,628,067	1,010,053	623,060	229	(18)	221,134	194,883
Contract Transactions:
Purchase payments received from Contract owners	1,018,177	1,075,029	144,284	174,517	—	—	8,595	12,411
Net transfers (including fixed account)	1,586,172	334,536	(221,370)	(568,593)	—	—	(2,675)	(18,670)
Contract charges	(21,457)	(22,187)	(419)	(424)	—	—	(12)	(13)
Transfers for Contract benefits and terminations	(6,457,466)	(5,331,249)	(635,817)	(736,394)	(4)	(2)	(105,428)	(46,305)
Net increase (decrease) in net assets resulting from Contract transactions	(3,874,574)	(3,943,871)	(713,322)	(1,130,894)	(4)	(2)	(99,520)	(52,577)
Net increase (decrease) in net assets	3,621,208	2,684,196	296,731	(507,834)	225	(20)	121,614	142,306
Net Assets:
Beginning of year	55,610,315	52,926,119	7,563,766	8,071,600	677	697	860,110	717,804
End of year	$59,231,523	$55,610,315	$7,860,497	$7,563,766	$902	$677	$981,724	$860,110

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Equity-Income Division		Fidelity® VIP Freedom 2020 Division		Fidelity® VIP Freedom 2025 Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$607,385	$450,011	$(6,452)	$9,465	$(15,836)	$14,207
Net realized gains (losses)	8,885,134	2,595,984	422,551	197,265	636,869	209,592
Change in unrealized gains (losses) on investments	5,092,373	(146,123)	(89,647)	287,105	87,169	586,013
Net increase (decrease) in net assets resulting from operations	14,584,892	2,899,872	326,452	493,835	708,202	809,812
Contract Transactions:
Purchase payments received from Contract owners	485,055	634,291	210,038	573,466	442,431	498,053
Net transfers (including fixed account)	(160,963)	(1,531,291)	968,447	648,700	2,153,416	2,879,680
Contract charges	(7,082)	(7,490)	(42)	(16)	(11,259)	(6,080)
Transfers for Contract benefits and terminations	(5,763,651)	(5,745,192)	(1,477,095)	(331,629)	(2,138,920)	(714,163)
Net increase (decrease) in net assets resulting from Contract transactions	(5,446,641)	(6,649,682)	(298,652)	890,521	445,668	2,657,490
Net increase (decrease) in net assets	9,138,251	(3,749,810)	27,800	1,384,356	1,153,870	3,467,302
Net Assets:
Beginning of year	63,502,205	67,252,015	4,340,434	2,956,078	7,124,363	3,657,061
End of year	$72,640,456	$63,502,205	$4,368,234	$4,340,434	$8,278,233	$7,124,363

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	Fidelity® VIP Freedom 2030 Division		Fidelity® VIP Freedom 2035 Division		Fidelity® VIP Freedom 2040 Division		Fidelity® VIP Freedom 2045 Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(4,499)	$6,393	$(1,539)	$663	$(2,682)	$(1,999)	$(6,305)	$(948)
Net realized gains (losses)	652,821	233,135	220,567	45,409	274,072	110,041	116,866	39,970
Change in unrealized gains (losses) on investments	111,660	588,129	169,661	339,095	33,778	232,695	238,268	271,505
Net increase (decrease) in net assets resulting from operations	759,982	827,657	388,689	385,167	305,168	340,737	348,829	310,527
Contract Transactions:
Purchase payments received from Contract owners	1,123,441	989,812	936,464	435,685	906,770	654,135	893,515	455,197
Net transfers (including fixed account)	2,168,435	1,029,839	1,545,725	843,656	721,359	13,970	89,964	309,242
Contract charges	(2,109)	(556)	(2,070)	(574)	(1,109)	(477)	(1,255)	(815)
Transfers for Contract benefits and terminations	(1,643,388)	(725,356)	(218,815)	(94,985)	(806,167)	(393,431)	(132,421)	(58,592)
Net increase (decrease) in net assets resulting from Contract transactions	1,646,379	1,293,739	2,261,304	1,183,782	820,853	274,197	849,803	705,032
Net increase (decrease) in net assets	2,406,361	2,121,396	2,649,993	1,568,949	1,126,021	614,934	1,198,632	1,015,559
Net Assets:
Beginning of year	6,430,259	4,308,863	2,068,090	499,141	1,912,754	1,297,820	1,866,574	851,015
End of year	$8,836,620	$6,430,259	$4,718,083	$2,068,090	$3,038,775	$1,912,754	$3,065,206	$1,866,574

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2050 Division		Fidelity® VIP FundsManager 50% Division		Fidelity® VIP FundsManager 60% Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(11,935)	$1,021	$(2,050,939)	$(1,960,126)	$(2,131,149)	$(2,041,045)
Net realized gains (losses)	395,551	83,513	8,684,226	6,169,046	8,802,833	5,405,502
Change in unrealized gains (losses) on investments	383,767	584,987	11,880,662	21,870,120	17,165,175	24,261,562
Net increase (decrease) in net assets resulting from operations	767,383	669,521	18,513,949	26,079,040	23,836,859	27,626,019
Contract Transactions:
Purchase payments received from Contract owners	2,225,763	1,287,185	615,165	753,439	2,401,655	618,747
Net transfers (including fixed account)	566,509	864,434	—	—	—	—
Contract charges	(5,058)	(1,376)	—	—	—	—
Transfers for Contract benefits and terminations	(881,313)	(115,983)	(25,730,530)	(32,402,129)	(27,247,172)	(24,861,165)
Net increase (decrease) in net assets resulting from Contract transactions	1,905,901	2,034,260	(25,115,365)	(31,648,690)	(24,845,517)	(24,242,418)
Net increase (decrease) in net assets	2,673,284	2,703,781	(6,601,416)	(5,569,650)	(1,008,658)	3,383,601
Net Assets:
Beginning of year	4,073,510	1,369,729	247,253,463	252,823,113	242,924,543	239,540,942
End of year	$6,746,794	$4,073,510	$240,652,047	$247,253,463	$241,915,885	$242,924,543

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	Fidelity® VIP Government Money Market Division		Fidelity® VIP Growth Division		Fidelity® VIP Investment Grade Bond Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(50,148)	$(33,396)	$(1,270,908)	$(932,307)	$98,610	$116,765
Net realized gains (losses)	—	—	33,624,596	15,924,275	307,332	127,287
Change in unrealized gains (losses) on investments	—	—	(5,741,106)	24,009,460	(553,430)	510,938
Net increase (decrease) in net assets resulting from operations	(50,148)	(33,396)	26,612,582	39,001,428	(147,488)	754,990
Contract Transactions:
Purchase payments received from Contract owners	232,460	285,146	675,406	884,436	230,622	248,825
Net transfers (including fixed account)	(385,828)	1,412,672	(716,968)	(2,643,371)	276,942	1,030,767
Contract charges	—	—	(862)	(976)	(2,359)	(2,786)
Transfers for Contract benefits and terminations	(811,884)	(1,114,894)	(10,810,223)	(10,591,349)	(973,171)	(1,492,814)
Net increase (decrease) in net assets resulting from Contract transactions	(965,252)	582,924	(10,852,647)	(12,351,260)	(467,966)	(216,008)
Net increase (decrease) in net assets	(1,015,400)	549,528	15,759,935	26,650,168	(615,454)	538,982
Net Assets:
Beginning of year	5,964,444	5,414,916	125,194,940	98,544,772	9,545,422	9,006,440
End of year	$4,949,044	$5,964,444	$140,954,875	$125,194,940	$8,929,968	$9,545,422

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Mid Cap Division		FTVIPT Templeton Developing Markets VIP Division		FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division
	2021	2020	2021	2020	2021 (a)	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(2,846)	$(1,949)	$(12)	$1,441	$3	$(1,024)	$(1,204)
Net realized gains (losses)	99,918	(612)	1,939	1,239	—	23,053	12,871
Change in unrealized gains (losses) on investments	15,549	71,216	(5,328)	4,954	(19)	349	15,992
Net increase (decrease) in net assets resulting from operations	112,621	68,655	(3,401)	7,634	(16)	22,378	27,659
Contract Transactions:
Purchase payments received from Contract owners	375	73	—	—	500	55	1,494
Net transfers (including fixed account)	(7,094)	3,304	—	—	—	(1,077)	(2,220)
Contract charges	—	—	—	—	—	—	—
Transfers for Contract benefits and terminations	(41,855)	(34,518)	(1,790)	(3)	(2)	(25,510)	(1,079)
Net increase (decrease) in net assets resulting from Contract transactions	(48,574)	(31,141)	(1,790)	(3)	498	(26,532)	(1,805)
Net increase (decrease) in net assets	64,047	37,514	(5,191)	7,631	482	(4,154)	25,854
Net Assets:
Beginning of year	481,692	444,178	54,938	47,307	—	157,391	131,537
End of year	$545,739	$481,692	$49,747	$54,938	$482	$153,237	$157,391

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2021 and 2020

	LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2021	2020	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(147)	$50	$586	$457	$(4,944)	$(4,047)	$(558)	$(448)
Net realized gains (losses)	3,751	3,345	9,872	1,200	64,525	38,744	12,212	6,179
Change in unrealized gains (losses) on investments	7,560	3,271	11,694	4,306	40,824	80,138	(4,841)	14,669
Net increase (decrease) in net assets resulting from operations	11,164	6,666	22,152	5,963	100,405	114,835	6,813	20,400
Contract Transactions:
Purchase payments received from Contract owners	22	585	—	—	13,458	15,780	3,593	4,644
Net transfers (including fixed account)	(168)	(5,702)	(4,502)	4,117	(18,467)	(66,210)	(330)	(6,558)
Contract charges	—	—	—	—	(10)	(10)	(4)	(4)
Transfers for Contract benefits and terminations	(3,939)	(2,507)	(3)	(3)	(47,080)	(19,556)	(10,317)	(271)
Net increase (decrease) in net assets resulting from Contract transactions	(4,085)	(7,624)	(4,505)	4,114	(52,099)	(69,996)	(7,058)	(2,189)
Net increase (decrease) in net assets	7,079	(958)	17,647	10,077	48,306	44,839	(245)	18,211
Net Assets:
Beginning of year	53,060	54,018	86,009	75,932	507,611	462,772	61,746	43,535
End of year	$60,139	$53,060	$103,656	$86,009	$555,917	$507,611	$61,501	$61,746

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Core Plus Division		Morgan Stanley VIF Global Infrastructure Division		PIMCO VIT CommodityRealReturn® Strategy Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(250)	$448	$641	$76	$980	$1,450
Net realized gains (losses)	1,615	(169)	3,123	712	(87)	(994)
Change in unrealized gains (losses) on investments	(2,362)	2,480	4,095	(2,704)	9,269	(607)
Net increase (decrease) in net assets resulting from operations	(997)	2,759	7,859	(1,916)	10,162	(151)
Contract Transactions:
Purchase payments received from Contract owners	—	—	621	132	83	75
Net transfers (including fixed account)	(35,608)	(2,570)	6,476	1,548	(2,080)	1,118
Contract charges	—	—	(19)	(25)	(8)	(8)
Transfers for Contract benefits and terminations	(1,126)	(1,601)	(9,942)	(7,712)	(3,587)	(1,693)
Net increase (decrease) in net assets resulting from Contract transactions	(36,734)	(4,171)	(2,864)	(6,057)	(5,592)	(508)
Net increase (decrease) in net assets	(37,731)	(1,412)	4,995	(7,973)	4,570	(659)
Net Assets:
Beginning of year	38,145	39,557	60,741	68,714	34,311	34,970
End of year	$414	$38,145	$65,736	$60,741	$38,881	$34,311

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2021 and 2020

	PIMCO VIT Dynamic Bond Division		PIMCO VIT Emerging Markets Bond Division		TAP 1919 Variable Socially Responsive Balanced Division
	2021	2020	2021	2020	2021	2020
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$140	$353	$1,165	$1,425	$(90)	$(34)
Net realized gains (losses)	1,071	1,455	283	526	6,298	2,169
Change in unrealized gains (losses) on investments	(1,103)	(79)	(3,306)	519	(4,873)	4,523
Net increase (decrease) in net assets resulting from operations	108	1,729	(1,858)	2,470	1,335	6,658
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	—	—
Net transfers (including fixed account)	607	641	1,846	239	—	—
Contract charges	(6)	(13)	(10)	(13)	—	—
Transfers for Contract benefits and terminations	(16,977)	(50,867)	(8,754)	(13,490)	(28,048)	(4)
Net increase (decrease) in net assets resulting from Contract transactions	(16,376)	(50,239)	(6,918)	(13,264)	(28,048)	(4)
Net increase (decrease) in net assets	(16,268)	(48,510)	(8,776)	(10,794)	(26,713)	6,654
Net Assets:
Beginning of year	36,833	85,343	49,384	60,178	37,136	30,482
End of year	$20,565	$36,833	$40,608	$49,384	$10,423	$37,136

(a) Had no net assets at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series® ("American Funds")

BlackRock Variable Series Funds, Inc. ("BlackRock")

Brighthouse Funds Trust I ("BHFTI")

Brighthouse Funds Trust II ("BHFTII")

Calvert Variable Series, Inc. ("Calvert")

Delaware Management Company ("Delaware")

Delaware VIP Trust ("Delaware VIP")

Fidelity® Variable Insurance Products ("Fidelity VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Janus Aspen Series ("Janus Aspen")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

Morgan Stanley Variable Insurance Fund, Inc. ("Morgan Stanley VIF")

PIMCO Variable Insurance Trust ("PIMCO VIT")

Trust for Advised Portfolios ("TAP")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of or during the year ended December 31, 2021:

American Funds® Global Growth Division

American Funds® Global Small Capitalization Division (a)

American Funds® Growth Division

American Funds® Growth-Income Division

American Funds® The Bond Fund of America Division

BHFTI AB Global Dynamic Allocation Division

BHFTI Allspring Mid Cap Value Division

BHFTI American Funds® Balanced Allocation Division (a)

BHFTI American Funds® Growth Allocation Division (a)

BHFTI American Funds® Growth Division

BHFTI American Funds® Moderate Allocation Division (a)

BHFTI BlackRock Global Tactical Strategies Division

BHFTI BlackRock High Yield Division (a)

BHFTI Brighthouse Asset Allocation 100 Division (a)

BHFTI Brighthouse Balanced Plus Division

BHFTI Brighthouse Small Cap Value Division

BHFTI Brighthouse/Aberdeen Emerging Markets Equity Division (a)

BHFTI Brighthouse/Eaton Vance Floating Rate Division

BHFTI Brighthouse/Franklin Low Duration Total Return Division

BHFTI Brighthouse/Templeton International Bond Division

BHFTI Brighthouse/Wellington Large Cap Research Division (a)

BHFTI CBRE Global Real Estate Division (a)

BHFTI Harris Oakmark International Division (a)

BHFTI Invesco Balanced-Risk Allocation Division

BHFTI Invesco Comstock Division

BHFTI Invesco Global Equity Division (a)

BHFTI Invesco Small Cap Growth Division (a)

BHFTI JPMorgan Core Bond Division

BHFTI JPMorgan Global Active Allocation Division

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Continued)

BHFTI JPMorgan Small Cap Value Division (a)

BHFTI Loomis Sayles Global Allocation Division

BHFTI Loomis Sayles Growth Division (a)

BHFTI MetLife Multi-Index Targeted Risk Division

BHFTI MFS® Research International Division (a)

BHFTI Morgan Stanley Discovery Division (a)

BHFTI PanAgora Global Diversified Risk Division

BHFTI PanAgora Global Diversified Risk II Division

BHFTI PIMCO Inflation Protected Bond Division (a)

BHFTI PIMCO Total Return Division (a)

BHFTI Schroders Global Multi-Asset Division

BHFTI SSGA Growth and Income ETF Division (a)

BHFTI SSGA Growth ETF Division (a)

BHFTI T. Rowe Price Large Cap Value Division

BHFTI T. Rowe Price Mid Cap Growth Division (a)

BHFTI TCW Core Fixed Income Division

BHFTI Victory Sycamore Mid Cap Value Division (a)

BHFTI Western Asset Management Government Income Division

BHFTII Baillie Gifford International Stock Division (a)

BHFTII BlackRock Bond Income Division (a)

BHFTII BlackRock Capital Appreciation Division (a)

BHFTII BlackRock Ultra-Short Term Bond Division (a)

BHFTII Brighthouse Asset Allocation 20 Division (a)

BHFTII Brighthouse Asset Allocation 40 Division (a)

BHFTII Brighthouse Asset Allocation 60 Division (a)

BHFTII Brighthouse Asset Allocation 80 Division (a)

BHFTII Brighthouse/Artisan Mid Cap Value Division (a)

BHFTII Brighthouse/Dimensional International Small Company Division

BHFTII Brighthouse/Wellington Balanced Division (a)

BHFTII Brighthouse/Wellington Core Equity Opportunities Division (a)

BHFTII Frontier Mid Cap Growth Division (a)

BHFTII Jennison Growth Division (a)

BHFTII Loomis Sayles Small Cap Core Division (a)

BHFTII Loomis Sayles Small Cap Growth Division (a)

BHFTII MetLife Aggregate Bond Index Division (a)

BHFTII MetLife Mid Cap Stock Index Division (a)

BHFTII MetLife MSCI EAFE® Index Division (a)

BHFTII MetLife Russell 2000® Index Division (a)

BHFTII MetLife Stock Index Division (a)

BHFTII MFS® Total Return Division (a)

BHFTII MFS® Value Division (a)

BHFTII Neuberger Berman Genesis Division (a)

BHFTII T. Rowe Price Large Cap Growth Division (a)

BHFTII T. Rowe Price Small Cap Growth Division (a)

BHFTII Van Eck Global Natural Resources Division

BHFTII Western Asset Management Strategic Bond Opportunities Division (a)

BHFTII Western Asset Management U.S. Government Division (a)

BlackRock Global Allocation V.I. Division

Calvert VP SRI Balanced Division

Calvert VP SRI Mid Cap Division

Delaware VIP® Small Cap Value Division

Fidelity® VIP Contrafund® Division

Fidelity® VIP Equity-Income Division

Fidelity® VIP Freedom 2020 Division

Fidelity® VIP Freedom 2025 Division

Fidelity® VIP Freedom 2030 Division

Fidelity® VIP Freedom 2035 Division

Fidelity® VIP Freedom 2040 Division

Fidelity® VIP Freedom 2045 Division

Fidelity® VIP Freedom 2050 Division

Fidelity® VIP FundsManager 50% Division

Fidelity® VIP FundsManager 60% Division

Fidelity® VIP Government Money Market Division

Fidelity® VIP Growth Division

Fidelity® VIP Investment Grade Bond Division

Fidelity® VIP Mid Cap Division

FTVIPT Templeton Developing Markets VIP Division

FTVIPT Templeton Foreign VIP Division

Janus Henderson Enterprise Division

LMPVET ClearBridge Variable Appreciation Division

LMPVET ClearBridge Variable Dividend Strategy Division

LMPVET ClearBridge Variable Large Cap Growth Division

LMPVET ClearBridge Variable Small Cap Growth Division

LMPVIT Western Asset Core Plus Division

Morgan Stanley VIF Global Infrastructure Division

PIMCO VIT CommodityRealReturn® Strategy Division

PIMCO VIT Dynamic Bond Division

PIMCO VIT Emerging Markets Bond Division

TAP 1919 Variable Socially Responsive Balanced Division

(a)  This Division invests in two or more share classes within the underlying fund, series or portfolio of the Trusts.

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Concluded)

B. The following Divisions had no net assets during the year ended December 31, 2021:

BHFTI Brighthouse/Artisan International Division

Delaware Ivy Asset Strategy Division

3.  PORTFOLIO CHANGES

The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2021:

Name Changes:

Former Name

American Funds® Bond Fund

BHFTI AQR Global Risk Balanced Portfolio

BHFTI Clarion Global Real Estate Portfolio

BHFTI Wells Capital Management Mid Cap Value Portfolio

Ivy VIP Asset Strategy Portfolio

New Name

American Funds® The Bond Fund of America

BHFTI PanAgora Global Diversified Risk II Portfolio

BHFTI CBRE Global Real Estate Portfolio

BHFTI Allspring Mid Cap Value Portfolio

Delaware Ivy Asset Strategy Portfolio

Trust Name Change:

Former Name

Ivy Variable Insurance Portfolios

New Name

Delaware Management Company

4.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Security Valuation — (Concluded)

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Separate Account's investments in shares of a fund, series or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

COVID

The COVID-19 pandemic has caused volatility within the global economy and financial markets. This pandemic may last for an extended period of time and may continue to impact the economy for the foreseeable future. These events may negatively affect the Separate Account's operations or financial results.

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Optional Death Benefit Rider — For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

Earnings Preservation Benefit — For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the annuitant. This amount may not be sufficient to cover expenses that the Contract owner's heirs may have to pay.

Enhanced Stepped-Up Benefit Rider — For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

Preservation and Growth Rider — For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than the initial Purchase Payment.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2021.

Administrative	0.10	% - 0.50%
Mortality and Expense Risk	0.00	% - 2.05%
Optional Death Benefit Rider	0.25%
Earnings Preservation Benefit	0.25%
Enhanced Stepped-Up Benefit Rider	0.10	% - 0.35%
Preservation and Growth Rider	1.15	% - 1.80%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

The following optional rider charges paid to the Company are charged at each Contract anniversary date through the redemption of units, which are recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  EXPENSES & CONTRACT CHARGES — (Concluded)

Lifetime Withdrawal Guarantee — For an additional charge, the Company will guarantee the periodic return on the investment for life.

Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee the periodic return on the investment.

Guaranteed Minimum Income Benefit — For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

Enhanced Death Benefit — For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

Enhanced Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2021:

Guaranteed Minimum Accumulation Benefit	0.75%
Lifetime Withdrawal Guarantee	0.50	% - 1.50%
Guaranteed Withdrawal Benefit	0.90%
Guaranteed Minimum Income Benefit	0.50	% - 1.00%
Enhanced Death Benefit	0.60	% - 1.15%
Enhanced Guaranteed Withdrawal Benefit	0.50	% - .55%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. The Company reserves the right to charge a transfer fee ranging from $0 to $25 after twelve transfers are made in a Contract year or, for certain Contracts. Currently, the Company is not charging a transfer fee. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets.

In addition, certain Contracts impose a surrender charge of 0% to 10% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2021 and 2020.

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENT OF INVESTMENTS

	As of December 31, 2021		For the year ended December 31, 2021
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
American Funds® Global Growth Division	6,079	163,660	19,433	56,644
American Funds® Global Small Capitalization Division	13,453,127	292,453,830	19,067,802	73,195,636
American Funds® Growth Division	10,765,568	753,647,820	186,446,539	215,732,094
American Funds® Growth-Income Division	12,175,017	505,900,018	22,288,362	134,479,695
American Funds® The Bond Fund of America Division	7,557,987	84,063,520	15,411,909	14,653,807
BHFTI AB Global Dynamic Allocation Division	89,608,927	954,342,442	70,690,745	192,875,896
BHFTI Allspring Mid Cap Value Division	15,777	182,550	6,385	46,976
BHFTI American Funds® Balanced Allocation Division	67,288,371	641,807,010	47,319,628	124,739,893
BHFTI American Funds® Growth Allocation Division	42,621,372	388,137,157	41,360,435	64,983,116
BHFTI American Funds® Growth Division	21,652,039	212,323,499	26,552,343	101,246,558
BHFTI American Funds® Moderate Allocation Division	67,388,487	637,270,970	41,793,111	114,717,592
BHFTI BlackRock Global Tactical Strategies Division	134,998,264	1,333,974,473	78,748,882	247,611,521
BHFTI BlackRock High Yield Division	46,850	356,889	71,725	151,881
BHFTI Brighthouse Asset Allocation 100 Division	19,311,648	226,139,320	33,705,034	31,807,793
BHFTI Brighthouse Balanced Plus Division	274,311,694	2,920,766,311	199,838,595	531,853,611
BHFTI Brighthouse Small Cap Value Division	1,069,181	15,400,770	1,994,645	3,799,784
BHFTI Brighthouse/Aberdeen Emerging Markets Equity Division	3,050,352	30,409,398	3,005,921	7,910,682
BHFTI Brighthouse/Eaton Vance Floating Rate Division	1,988,517	20,163,108	4,099,365	4,423,451
BHFTI Brighthouse/Franklin Low Duration Total Return Division	7,316,491	70,445,187	15,009,197	14,631,490
BHFTI Brighthouse/Templeton International Bond Division	587,387	5,970,734	497,498	625,879
BHFTI Brighthouse/Wellington Large Cap Research Division	46,904,885	593,636,991	97,023,394	107,670,659
BHFTI CBRE Global Real Estate Division	12,266,341	148,240,079	8,207,326	38,378,267
BHFTI Harris Oakmark International Division	26,827,032	351,125,008	18,089,424	89,741,875
BHFTI Invesco Balanced-Risk Allocation Division	41,147,946	411,388,791	32,871,159	62,725,568
BHFTI Invesco Comstock Division	1,077	15,166	1,116	50,294
BHFTI Invesco Global Equity Division	8,817,484	165,508,867	19,520,902	44,483,201
BHFTI Invesco Small Cap Growth Division	4,835,949	68,958,698	26,792,408	15,418,896
BHFTI JPMorgan Core Bond Division	6,867,334	71,698,358	7,934,522	9,327,125
BHFTI JPMorgan Global Active Allocation Division	53,880,681	604,420,341	45,223,566	113,697,117
BHFTI JPMorgan Small Cap Value Division	975,531	14,546,691	3,136,445	7,670,480
BHFTI Loomis Sayles Global Allocation Division	5,413,899	81,432,620	14,611,064	17,141,710
BHFTI Loomis Sayles Growth Division	30,182,551	387,584,093	18,842,031	91,958,786
BHFTI MetLife Multi-Index Targeted Risk Division	58,527,351	685,504,735	44,666,096	132,022,133
BHFTI MFS® Research International Division	11,497,427	131,183,373	11,750,023	26,993,618
BHFTI Morgan Stanley Discovery Division	34,074,859	726,972,749	477,645,189	161,984,854
BHFTI PanAgora Global Diversified Risk Division	8,026,638	86,388,317	13,366,697	15,833,259
BHFTI PanAgora Global Diversified Risk II Division	99,133,206	978,722,557	36,871,311	152,000,966
BHFTI PIMCO Inflation Protected Bond Division	29,950,180	321,968,500	28,950,265	37,919,168
BHFTI PIMCO Total Return Division	58,437,753	687,023,488	71,796,262	67,629,469
BHFTI Schroders Global Multi-Asset Division	47,129,259	549,938,251	3,651,820	127,110,876
BHFTI SSGA Growth and Income ETF Division	46,844,197	520,539,498	42,840,329	111,817,802
BHFTI SSGA Growth ETF Division	9,694,525	109,633,250	12,213,516	22,581,009
BHFTI T. Rowe Price Large Cap Value Division	20,799	575,307	22,806	129,858
BHFTI T. Rowe Price Mid Cap Growth Division	42,271,046	411,598,370	56,198,991	87,613,253
BHFTI TCW Core Fixed Income Division	4,421	44,912	2,717	6,414
BHFTI Victory Sycamore Mid Cap Value Division	16,614,918	289,278,642	27,013,716	75,156,877
BHFTI Western Asset Management Government Income Division	30,168,858	326,333,588	23,986,999	80,583,022
BHFTII Baillie Gifford International Stock Division	9,059,552	105,479,960	21,680,932	21,176,653
BHFTII BlackRock Bond Income Division	3,392,332	362,288,584	35,950,865	43,857,975

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENT OF INVESTMENTS — (Continued)

	As of December 31, 2021		For the year ended December 31, 2021
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTII BlackRock Capital Appreciation Division	4,438,117	162,439,895	40,897,850	48,467,781
BHFTII BlackRock Ultra-Short Term Bond Division	374,997	37,681,034	17,763,712	27,617,656
BHFTII Brighthouse Asset Allocation 20 Division	24,624,731	268,696,633	18,408,184	47,968,925
BHFTII Brighthouse Asset Allocation 40 Division	68,526,323	755,343,543	60,325,583	125,359,914
BHFTII Brighthouse Asset Allocation 60 Division	234,057,290	2,620,939,556	238,914,931	463,384,730
BHFTII Brighthouse Asset Allocation 80 Division	120,034,564	1,430,478,444	154,957,903	224,783,407
BHFTII Brighthouse/Artisan Mid Cap Value Division	690,843	149,548,515	16,728,018	38,573,473
BHFTII Brighthouse/Dimensional International Small Company Division	518,296	6,658,971	771,961	1,553,367
BHFTII Brighthouse/Wellington Balanced Division	27,931,016	500,737,117	69,710,343	67,269,751
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	13,476,662	404,107,789	38,256,800	89,950,794
BHFTII Frontier Mid Cap Growth Division	13,729,734	415,487,981	83,045,015	70,895,111
BHFTII Jennison Growth Division	14,122,523	227,052,739	83,632,915	70,159,684
BHFTII Loomis Sayles Small Cap Core Division	562,106	132,079,559	16,233,167	30,991,388
BHFTII Loomis Sayles Small Cap Growth Division	4,304,776	54,835,629	10,253,555	11,166,066
BHFTII MetLife Aggregate Bond Index Division	84,086,502	912,404,172	84,383,005	80,709,048
BHFTII MetLife Mid Cap Stock Index Division	24,323,503	376,647,000	40,674,729	96,940,115
BHFTII MetLife MSCI EAFE® Index Division	29,242,287	351,728,813	18,951,124	60,244,563
BHFTII MetLife Russell 2000® Index Division	14,891,127	250,059,765	41,881,672	61,822,248
BHFTII MetLife Stock Index Division	49,695,297	1,953,745,514	277,664,480	511,297,413
BHFTII MFS® Total Return Division	658,240	99,893,720	12,428,613	15,681,864
BHFTII MFS® Value Division	35,163,104	523,867,842	28,513,587	124,532,061
BHFTII Neuberger Berman Genesis Division	12,254,029	213,524,275	25,888,443	49,533,205
BHFTII T. Rowe Price Large Cap Growth Division	25,545,643	543,306,097	103,005,229	127,924,826
BHFTII T. Rowe Price Small Cap Growth Division	18,732,048	359,977,593	60,691,106	75,450,647
BHFTII Van Eck Global Natural Resources Division	2,022,004	20,705,607	1,648,769	9,769,311
BHFTII Western Asset Management Strategic Bond Opportunities Division	27,991,150	360,984,483	24,186,429	47,348,397
BHFTII Western Asset Management U.S. Government Division	10,743,706	128,046,029	15,665,680	25,461,431
BlackRock Global Allocation V.I. Division	1,395	20,503	6,308	104,786
Calvert VP SRI Balanced Division	21,306,310	43,798,200	4,771,673	6,924,234
Calvert VP SRI Mid Cap Division	209,781	6,404,832	458,172	902,579
Delaware VIP® Small Cap Value Division	20	694	7	9
Fidelity® VIP Contrafund® Division	18,696	636,931	131,354	122,978
Fidelity® VIP Equity-Income Division	2,777,838	61,965,811	9,706,571	6,856,076
Fidelity® VIP Freedom 2020 Division	285,319	3,976,980	1,776,595	1,808,824
Fidelity® VIP Freedom 2025 Division	469,022	7,303,377	3,454,371	2,737,146
Fidelity® VIP Freedom 2030 Division	496,161	7,625,410	4,068,177	2,091,219
Fidelity® VIP Freedom 2035 Division	158,432	4,180,955	3,033,699	653,490
Fidelity® VIP Freedom 2040 Division	105,404	2,615,976	1,814,101	894,856
Fidelity® VIP Freedom 2045 Division	105,443	2,487,149	1,078,010	142,222
Fidelity® VIP Freedom 2050 Division	257,709	5,647,673	3,109,176	1,015,362
Fidelity® VIP FundsManager 50% Division	16,596,693	197,841,737	6,928,538	29,886,898
Fidelity® VIP FundsManager 60% Division	19,509,346	199,855,204	6,774,803	29,647,669
Fidelity® VIP Government Money Market Division	4,949,044	4,949,044	594,844	1,610,245
Fidelity® VIP Growth Division	1,376,109	84,654,422	28,608,558	12,963,425
Fidelity® VIP Investment Grade Bond Division	668,911	8,732,580	1,011,959	1,133,359
Fidelity® VIP Mid Cap Division	13,855	447,108	86,921	53,303
FTVIPT Templeton Developing Markets VIP Division	4,663	36,624	1,579	2,285
FTVIPT Templeton Foreign VIP Division	36	503	504	1

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  STATEMENT OF INVESTMENTS — (Concluded)

	As of December 31, 2021		For the year ended December 31, 2021
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
Janus Henderson Enterprise Division	1,657	111,006	19,366	32,938
LMPVET ClearBridge Variable Appreciation Division	984	38,922	3,748	5,875
LMPVET ClearBridge Variable Dividend Strategy Division	4,046	71,820	11,280	7,916
LMPVET ClearBridge Variable Large Cap Growth Division	12,863	332,451	53,564	76,934
LMPVET ClearBridge Variable Small Cap Growth Division	1,694	48,082	14,701	15,248
LMPVIT Western Asset Core Plus Division	71	416	11	36,990
Morgan Stanley VIF Global Infrastructure Division	7,951	61,522	11,546	11,533
PIMCO VIT CommodityRealReturn® Strategy Division	5,071	37,374	1,612	6,221
PIMCO VIT Dynamic Bond Division	1,994	20,438	1,470	17,330
PIMCO VIT Emerging Markets Bond Division	3,245	41,505	3,620	9,256
TAP 1919 Variable Socially Responsive Balanced Division	280	8,061	981	28,176

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS
For the years ended December 31, 2021 and 2020:

	American Funds® Global Growth Division		American Funds® Global Small Capitalization Division		American Funds® Growth Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	31,184	34,762	7,379,440	8,707,173	2,243,998	2,560,095
Units issued and transferred from other funding options	550	594	472,971	630,914	162,237	220,178
Units redeemed and transferred to other funding options	(5,531)	(4,172)	(1,309,041)	(1,958,647)	(422,692)	(536,275)
Units end of year	26,203	31,184	6,543,370	7,379,440	1,983,543	2,243,998
	BHFTI Allspring Mid Cap Value Division		BHFTI American Funds® Balanced Allocation Division		BHFTI American Funds® Growth Allocation Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	7,353	11,942	40,375,709	45,337,707	21,672,182	23,820,328
Units issued and transferred from other funding options	148	765	1,886,409	2,636,455	1,705,617	1,882,072
Units redeemed and transferred to other funding options	(1,237)	(5,354)	(6,738,895)	(7,598,453)	(3,262,262)	(4,030,218)
Units end of year	6,264	7,353	35,523,223	40,375,709	20,115,537	21,672,182
	BHFTI BlackRock High Yield Division		BHFTI Brighthouse Asset Allocation 100 Division		BHFTI Brighthouse Balanced Plus Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	48,501	45,780	8,453,543	9,271,704	189,208,847	212,617,604
Units issued and transferred from other funding options	5,457	6,032	584,898	799,905	6,206,404	9,802,112
Units redeemed and transferred to other funding options	(16,194)	(3,311)	(1,135,923)	(1,618,066)	(31,234,097)	(33,210,869)
Units end of year	37,764	48,501	7,902,518	8,453,543	164,181,154	189,208,847
	BHFTI Brighthouse/Franklin Low Duration Total Return Division		BHFTI Brighthouse/Templeton International Bond Division		BHFTI Brighthouse/Wellington Large Cap Research Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	6,584,220	7,151,707	421,632	432,512	7,965,776	8,991,065
Units issued and transferred from other funding options	2,039,162	1,702,347	76,933	99,996	262,336	385,958
Units redeemed and transferred to other funding options	(2,043,994)	(2,269,834)	(83,710)	(110,876)	(1,175,650)	(1,411,247)
Units end of year	6,579,388	6,584,220	414,855	421,632	7,052,462	7,965,776

(a) Had no net assets at December 31, 2020.

	American Funds® Growth-Income Division		American Funds® The Bond Fund of America Division		BHFTI AB Global Dynamic Allocation Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	2,655,428	2,980,149	4,240,005	4,042,100	78,219,417	89,425,360
Units issued and transferred from other funding options	109,254	208,521	848,196	1,289,885	1,480,030	1,862,183
Units redeemed and transferred to other funding options	(488,560)	(533,242)	(981,927)	(1,091,980)	(12,367,682)	(13,068,126)
Units end of year	2,276,122	2,655,428	4,106,274	4,240,005	67,331,765	78,219,417
	BHFTI American Funds® Growth Division		BHFTI American Funds® Moderate Allocation Division		BHFTI BlackRock Global Tactical Strategies Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	10,039,904	13,396,429	42,632,501	48,048,192	103,549,645	117,923,351
Units issued and transferred from other funding options	520,600	892,813	841,957	1,303,118	1,928,272	3,128,847
Units redeemed and transferred to other funding options	(2,857,319)	(4,249,338)	(6,135,572)	(6,718,809)	(16,519,282)	(17,502,553)
Units end of year	7,703,185	10,039,904	37,338,886	42,632,501	88,958,635	103,549,645
	BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Aberdeen Emerging Markets Equity Division		BHFTI Brighthouse/ Eaton Vance Floating Rate Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	492,592	507,130	3,047,927	3,782,564	1,594,088	2,151,505
Units issued and transferred from other funding options	74,177	88,010	490,819	561,725	384,224	197,365
Units redeemed and transferred to other funding options	(116,805)	(102,548)	(750,778)	(1,296,362)	(438,278)	(754,782)
Units end of year	449,964	492,592	2,787,968	3,047,927	1,540,034	1,594,088
	BHFTI CBRE Global Real Estate Division		BHFTI Harris Oakmark International Division		BHFTI Invesco Balanced-Risk Allocation Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	7,956,916	8,161,374	13,069,949	13,819,826	305,812,256	351,901,497
Units issued and transferred from other funding options	525,215	1,478,193	1,251,327	3,134,776	24,142,699	13,478,804
Units redeemed and transferred to other funding options	(1,870,013)	(1,682,651)	(3,286,875)	(3,884,653)	(58,072,016)	(59,568,045)
Units end of year	6,612,118	7,956,916	11,034,401	13,069,949	271,882,939	305,812,256

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2021 and 2020:

	BHFTI Invesco Comstock Division		BHFTI Invesco Global Equity Division		BHFTI Invesco Small Cap Growth Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	6,488	6,188	13,483,627	15,182,482	1,205,933	1,335,510
Units issued and transferred from other funding options	33	626	1,727,400	1,981,053	312,705	406,831
Units redeemed and transferred to other funding options	(2,127)	(326)	(2,312,469)	(3,679,908)	(358,532)	(536,408)
Units end of year	4,394	6,488	12,898,558	13,483,627	1,160,106	1,205,933
	BHFTI Loomis Sayles Global Allocation Division		BHFTI Loomis Sayles Growth Division		BHFTI MetLife Multi-Index Targeted Risk Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	3,759,111	4,334,728	16,516,881	21,007,586	511,620,263	572,965,706
Units issued and transferred from other funding options	320,888	438,446	639,264	1,004,760	15,609,152	29,801,011
Units redeemed and transferred to other funding options	(730,697)	(1,014,063)	(3,401,449)	(5,495,465)	(87,505,781)	(91,146,454)
Units end of year	3,349,302	3,759,111	13,754,696	16,516,881	439,723,634	511,620,263
	BHFTI PanAgora Global Diversified Risk II Division		BHFTI PIMCO Inflation Protected Bond Division		BHFTI PIMCO Total Return Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	70,369,642	79,861,505	19,226,114	20,971,534	34,236,760	36,674,056
Units issued and transferred from other funding options	1,632,610	2,310,214	3,785,991	3,855,134	5,009,745	6,814,561
Units redeemed and transferred to other funding options	(11,738,743)	(11,802,077)	(4,175,576)	(5,600,554)	(6,626,987)	(9,251,857)
Units end of year	60,263,509	70,369,642	18,836,529	19,226,114	32,619,518	34,236,760
	BHFTI T. Rowe Price Large Cap Value Division		BHFTI T. Rowe Price Mid Cap Growth Division		BHFTI TCW Core Fixed Income Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	28,681	33,084	13,981,484	16,418,378	4,573	22,517
Units issued and transferred from other funding options	460	35,014	907,184	1,895,616	—	—
Units redeemed and transferred to other funding options	(3,178)	(39,417)	(2,826,999)	(4,332,510)	(517)	(17,944)
Units end of year	25,963	28,681	12,061,669	13,981,484	4,056	4,573

(a) Had no net assets at December 31, 2020.

	BHFTI JPMorgan Core Bond Division		BHFTI JPMorgan Global Active Allocation Division		BHFTI JPMorgan Small Cap Value Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	5,908,327	6,207,730	462,254,239	534,476,737	768,068	808,325
Units issued and transferred from other funding options	1,281,136	1,653,001	21,135,588	12,674,579	140,144	236,827
Units redeemed and transferred to other funding options	(1,461,929)	(1,952,404)	(80,392,125)	(84,897,077)	(307,892)	(277,084)
Units end of year	5,727,534	5,908,327	402,997,702	462,254,239	600,320	768,068
	BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division		BHFTI PanAgora Global Diversified Risk Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	8,036,159	8,765,910	9,587,827	11,049,927	67,636,602	64,915,547
Units issued and transferred from other funding options	488,639	756,847	1,204,971	1,812,636	8,055,309	15,577,244
Units redeemed and transferred to other funding options	(1,362,071)	(1,486,598)	(2,223,096)	(3,274,736)	(14,085,640)	(12,856,189)
Units end of year	7,162,727	8,036,159	8,569,702	9,587,827	61,606,271	67,636,602
	BHFTI Schroders Global Multi-Asset Division		BHFTI SSGA Growth and Income ETF Division		BHFTI SSGA Growth ETF Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	455,182,622	524,050,033	30,781,265	35,242,960	6,011,201	6,956,479
Units issued and transferred from other funding options	11,365,724	17,333,512	457,013	861,871	298,637	377,341
Units redeemed and transferred to other funding options	(84,800,958)	(86,200,923)	(4,977,124)	(5,323,566)	(1,042,516)	(1,322,619)
Units end of year	381,747,388	455,182,622	26,261,154	30,781,265	5,267,322	6,011,201
	BHFTI Victory Sycamore Mid Cap Value Division		BHFTI Western Asset Management Government Income Division		BHFTII Baillie Gifford International Stock Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	7,196,575	7,872,022	32,375,503	32,564,019	5,562,590	6,117,346
Units issued and transferred from other funding options	597,009	781,986	5,176,247	10,415,587	614,048	603,330
Units redeemed and transferred to other funding options	(1,617,709)	(1,457,433)	(10,206,580)	(10,604,103)	(1,126,219)	(1,158,086)
Units end of year	6,175,875	7,196,575	27,345,170	32,375,503	5,050,419	5,562,590

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2021 and 2020:

	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	7,023,787	7,472,189	3,762,727	4,262,514	3,242,202	3,255,640
Units issued and transferred from other funding options	846,823	1,222,384	253,853	571,791	1,151,808	1,209,912
Units redeemed and transferred to other funding options	(1,320,014)	(1,670,786)	(710,427)	(1,071,578)	(1,648,208)	(1,223,350)
Units end of year	6,550,596	7,023,787	3,306,153	3,762,727	2,745,802	3,242,202
	BHFTII Brighthouse Asset Allocation 80 Division		BHFTII Brighthouse/Artisan Mid Cap Value Division		BHFTII Brighthouse/ Dimensional International Small Company Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	68,356,199	76,334,895	3,488,897	3,807,667	256,198	299,239
Units issued and transferred from other funding options	1,868,468	2,283,827	292,322	372,989	20,349	51,604
Units redeemed and transferred to other funding options	(9,021,098)	(10,262,523)	(706,682)	(691,759)	(58,791)	(94,645)
Units end of year	61,203,569	68,356,199	3,074,537	3,488,897	217,756	256,198
	BHFTII Jennison Growth Division		BHFTII Loomis Sayles Small Cap Core Division		BHFTII Loomis Sayles Small Cap Growth Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	10,579,883	11,874,095	2,707,781	3,029,622	1,855,495	2,127,099
Units issued and transferred from other funding options	1,654,102	3,790,995	141,843	233,914	155,026	261,748
Units redeemed and transferred to other funding options	(3,160,568)	(5,085,207)	(478,635)	(555,755)	(315,113)	(533,352)
Units end of year	9,073,417	10,579,883	2,370,989	2,707,781	1,695,408	1,855,495
	BHFTII MetLife Russell 2000® Index Division		BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	7,531,805	8,484,812	25,861,616	29,028,565	2,535,226	2,894,622
Units issued and transferred from other funding options	945,637	1,413,138	1,199,953	2,507,005	159,563	180,941
Units redeemed and transferred to other funding options	(1,685,404)	(2,366,145)	(4,456,051)	(5,673,954)	(388,069)	(540,337)
Units end of year	6,792,038	7,531,805	22,605,518	25,861,616	2,306,720	2,535,226

(a) Had no net assets at December 31, 2020.

	BHFTII Brighthouse Asset Allocation 20 Division		BHFTII Brighthouse Asset Allocation 40 Division		BHFTII Brighthouse Asset Allocation 60 Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	17,601,429	19,652,658	43,790,060	49,796,769	138,788,939	157,596,785
Units issued and transferred from other funding options	863,948	1,950,902	1,072,092	1,628,804	2,732,076	3,761,127
Units redeemed and transferred to other funding options	(3,061,799)	(4,002,131)	(6,348,733)	(7,635,513)	(20,694,316)	(22,568,973)
Units end of year	15,403,578	17,601,429	38,513,419	43,790,060	120,826,699	138,788,939
	BHFTII Brighthouse/ Wellington Balanced Division		BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	7,735,328	8,451,244	7,259,472	8,239,874	4,933,281	5,529,994
Units issued and transferred from other funding options	243,006	300,489	336,245	491,188	138,681	188,139
Units redeemed and transferred to other funding options	(872,159)	(1,016,405)	(1,304,515)	(1,471,590)	(604,108)	(784,852)
Units end of year	7,106,175	7,735,328	6,291,202	7,259,472	4,467,854	4,933,281
	BHFTII MetLife Aggregate Bond Index Division		BHFTII MetLife Mid Cap Stock Index Division		BHFTII MetLife MSCI EAFE® Index Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	48,820,793	51,794,175	11,467,060	12,674,256	24,590,517	25,852,531
Units issued and transferred from other funding options	8,057,405	11,098,031	802,132	1,865,654	1,806,217	3,677,350
Units redeemed and transferred to other funding options	(8,492,950)	(14,071,413)	(2,410,093)	(3,072,850)	(3,985,219)	(4,939,364)
Units end of year	48,385,248	48,820,793	9,859,099	11,467,060	22,411,515	24,590,517
	BHFTII MFS® Value Division		BHFTII Neuberger Berman Genesis Division		BHFTII T. Rowe Price Large Cap Growth Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	45,919,271	47,345,124	6,733,229	7,645,037	13,310,314	15,477,657
Units issued and transferred from other funding options	5,242,917	8,106,642	361,689	466,818	1,193,212	2,187,373
Units redeemed and transferred to other funding options	(10,305,762)	(9,532,495)	(1,182,625)	(1,378,626)	(2,856,275)	(4,354,716)
Units end of year	40,856,426	45,919,271	5,912,293	6,733,229	11,647,251	13,310,314

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2021 and 2020:

	BHFTII T. Rowe Price Small Cap Growth Division		BHFTII Van Eck Global Natural Resources Division		BHFTII Western Asset Management Strategic Bond Opportunities Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	7,569,000	8,620,361	2,324,890	2,701,656	11,354,141	12,363,002
Units issued and transferred from other funding options	511,407	980,571	206,105	721,981	1,068,553	1,453,040
Units redeemed and transferred to other funding options	(1,427,438)	(2,031,932)	(796,585)	(1,098,747)	(1,967,245)	(2,461,901)
Units end of year	6,652,969	7,569,000	1,734,410	2,324,890	10,455,449	11,354,141
	Calvert VP SRI Mid Cap Division		Delaware VIP® Small Cap Value Division		Fidelity® VIP Contrafund® Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	92,109	109,291	448	448	61,965	66,654
Units issued and transferred from other funding options	6,535	3,333	—	—	1,124	1,104
Units redeemed and transferred to other funding options	(14,637)	(20,515)	—	—	(7,238)	(5,793)
Units end of year	84,007	92,109	448	448	55,851	61,965
	Fidelity® VIP Freedom 2030 Division		Fidelity® VIP Freedom 2035 Division		Fidelity® VIP Freedom 2040 Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	232,863	178,878	56,150	15,788	49,758	39,636
Units issued and transferred from other funding options	131,509	111,619	73,525	45,487	41,655	29,397
Units redeemed and transferred to other funding options	(74,192)	(57,634)	(17,436)	(5,125)	(22,919)	(19,275)
Units end of year	290,180	232,863	112,239	56,150	68,494	49,758
	Fidelity® VIP FundsManager 60% Division		Fidelity® VIP Government Money Market Division		Fidelity® VIP Growth Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	13,649,023	15,189,665	366,357	330,518	663,454	744,359
Units issued and transferred from other funding options	126,055	39,161	46,085	205,387	15,548	25,138
Units redeemed and transferred to other funding options	(1,438,439)	(1,579,803)	(105,597)	(169,548)	(67,009)	(106,043)
Units end of year	12,336,639	13,649,023	306,845	366,357	611,993	663,454

(a) Had no net assets at December 31, 2020.

	BHFTII Western Asset Management U.S. Government Division		BlackRock Global Allocation V.I. Division		Calvert VP SRI Balanced Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	7,382,234	7,078,457	4,081	4,191	954,567	1,030,290
Units issued and transferred from other funding options	1,270,752	2,751,545	61	14	77,181	88,215
Units redeemed and transferred to other funding options	(1,982,207)	(2,447,768)	(3,490)	(124)	(137,048)	(163,938)
Units end of year	6,670,779	7,382,234	652	4,081	894,700	954,567
	Fidelity® VIP Equity-Income Division		Fidelity® VIP Freedom 2020 Division		Fidelity® VIP Freedom 2025 Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	1,351,903	1,544,624	175,053	135,554	270,297	158,625
Units issued and transferred from other funding options	22,948	26,275	58,928	78,246	116,998	187,895
Units redeemed and transferred to other funding options	(126,815)	(218,996)	(70,601)	(38,747)	(99,323)	(76,223)
Units end of year	1,248,036	1,351,903	163,380	175,053	287,972	270,297
	Fidelity® VIP Freedom 2045 Division		Fidelity® VIP Freedom 2050 Division		Fidelity® VIP FundsManager 50% Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	48,514	26,012	104,593	41,247	13,833,224	15,805,863
Units issued and transferred from other funding options	23,796	27,393	75,196	70,240	32,176	44,436
Units redeemed and transferred to other funding options	(3,814)	(4,891)	(30,333)	(6,894)	(1,383,410)	(2,017,075)
Units end of year	68,496	48,514	149,456	104,593	12,481,990	13,833,224
	Fidelity® VIP Investment Grade Bond Division		Fidelity® VIP Mid Cap Division		FTVIPT Templeton Developing Markets VIP Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	235,580	240,865	47,935	51,631	24,767	24,767
Units issued and transferred from other funding options	24,406	64,829	43	523	—	—
Units redeemed and transferred to other funding options	(36,145)	(70,114)	(4,246)	(4,219)	(760)	—
Units end of year	223,841	235,580	43,732	47,935	24,007	24,767

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2021 and 2020:

	FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division		LMPVET ClearBridge Variable Appreciation Division
	2021 (a)	2021	2020	2021	2020
Units beginning of year	—	10,328	10,195	4,985	5,773
Units issued and transferred from other funding options	112	329	1,204	118	64
Units redeemed and transferred to other funding options	—	(1,950)	(1,071)	(493)	(852)
Units end of year	112	8,707	10,328	4,610	4,985

	LMPVIT Western Asset Core Plus Division		Morgan Stanley VIF Global Infrastructure Division		PIMCO VIT CommodityRealReturn® Strategy Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	9,712	10,910	4,056	4,476	5,152	5,237
Units issued and transferred from other funding options	—	—	493	220	18	255
Units redeemed and transferred to other funding options	(9,604)	(1,198)	(698)	(640)	(719)	(340)
Units end of year	108	9,712	3,851	4,056	4,451	5,152

(a) Had no net assets at December 31, 2020.

	LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	43,961	41,412	78,691	92,711	8,447	8,421
Units issued and transferred from other funding options	1,340	3,544	3,308	4,012	997	1,620
Units redeemed and transferred to other funding options	(3,140)	(995)	(10,512)	(18,032)	(1,872)	(1,594)
Units end of year	42,161	43,961	71,487	78,691	7,572	8,447

	PIMCO VIT Dynamic Bond Division		PIMCO VIT Emerging Markets Bond Division		TAP 1919 Variable Socially Responsive Balanced Division
	2021	2020	2021	2020	2021	2020
Units beginning of year	3,381	8,103	4,012	5,135	4,540	4,540
Units issued and transferred from other funding options	62	117	156	211	—	—
Units redeemed and transferred to other funding options	(1,563)	(4,839)	(738)	(1,334)	(3,455)	—
Units end of year	1,880	3,381	3,430	4,012	1,085	4,540

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2021:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
American Funds® Global	2021	26,203	10.43	273,167	0.33	0.90	15.38
Growth Division	2020	31,184	9.04	281,770	0.35	0.90	29.29
	2019	34,762	6.99	242,935	1.14	0.90	34.06
	2018	48,260	5.21	251,565	0.60	0.90	(9.86)
	2017	64,628	5.78	373,749	0.53	0.90	30.30
American Funds® Global	2021	6,543,370	6.68 - 81.70	443,145,956	—	0.50 - 2.50	4.10 - 6.05
Small Capitalization Division	2020	7,379,440	6.36 - 77.12	474,942,195	0.17	0.50 - 2.50	26.51 - 28.88
	2019	8,707,173	4.98 - 59.90	437,123,606	0.15	0.50 - 2.50	28.27 - 30.67
	2018	10,120,809	3.85 - 45.89	391,323,313	0.08	0.50 - 2.50	(12.77) - (11.13)
	2017	11,417,354	4.37 - 51.69	501,546,451	0.43	0.50 - 2.50	22.80 - 25.08
American Funds® Growth	2021	1,983,543	4.12 - 996.38	1,359,475,833	0.21	0.50 - 2.35	19.16 - 21.08
Division	2020	2,243,998	3.43 - 822.93	1,297,004,971	0.32	0.50 - 2.35	48.54 - 50.94
	2019	2,560,095	2.30 - 545.20	1,023,148,092	0.73	0.50 - 2.35	27.74 - 29.80
	2018	2,922,123	1.79 - 420.04	911,540,508	0.42	0.50 - 2.35	(2.58) - (1.00)
	2017	3,364,829	1.82 - 424.27	1,071,645,690	0.49	0.50 - 2.35	25.32 - 27.34
American Funds®	2021	2,276,122	34.22 - 472.35	808,908,049	1.10	0.50 - 2.35	21.21 - 23.17
Growth-Income Division	2020	2,655,428	28.02 - 383.50	766,106,526	1.35	0.50 - 2.35	10.90 - 12.69
	2019	2,980,149	25.08 - 340.30	767,275,578	1.62	0.50 - 2.35	23.21 - 25.19
	2018	3,405,907	20.20 - 271.82	704,784,793	1.35	0.50 - 2.35	(4.08) - (2.52)
	2017	3,958,831	20.90 - 278.86	845,856,636	1.36	0.50 - 2.35	19.55 - 21.47
American Funds® The Bond	2021	4,106,274	1.17 - 24.96	83,591,263	1.40	0.50 - 2.10	(2.38) - (0.95)
Fund of America Division	2020	4,240,005	1.19 - 25.20	87,818,399	2.17	0.50 - 2.10	7.45 - 9.02
	2019	4,042,100	1.09 - 23.11	77,224,066	2.59	0.50 - 2.10	7.09 - 8.65
	2018	4,211,306	1.01 - 21.27	74,861,593	2.31	0.50 - 2.15	(2.84) - (1.36)
	2017	4,884,182	1.03 - 21.56	88,742,232	1.88	0.50 - 2.15	1.31 - 3.00
BHFTI AB Global Dynamic	2021	67,331,765	15.55 - 17.30	1,149,682,505	0.22	1.10 - 2.10	7.01 - 8.08
Allocation Division	2020	78,219,417	14.53 - 16.01	1,236,443,892	1.77	1.10 - 2.10	3.88 - 4.92
	2019	89,425,360	13.99 - 15.26	1,348,392,149	3.46	1.10 - 2.10	15.62 - 16.78
	2018	102,653,570	12.10 - 13.07	1,327,086,693	1.66	1.10 - 2.10	(8.91) - (7.99)
	2017	116,190,138	13.28 - 14.20	1,634,691,183	1.48	1.10 - 2.10	11.26 - 12.38
BHFTI Allspring Mid Cap	2021	6,264	37.87 - 41.38	248,627	0.63	1.10 - 1.60	26.90 - 27.54
Value Division	2020	7,353	29.85 - 32.44	229,968	0.89	1.10 - 1.60	1.08 - 1.59
	2019	11,942	29.53 - 31.93	368,958	0.66	1.10 - 1.60	33.38 - 34.05
	2018	12,534	22.14 - 23.82	289,513	0.97	1.10 - 1.60	(14.68) - (14.24)
	2017	12,681	25.94 - 27.78	342,503	1.05	1.10 - 1.60	9.04 - 9.58
BHFTI American Funds®	2021	35,523,223	2.24 - 25.36	792,659,669	1.18	0.50 - 2.10	9.81 - 11.82
Balanced Allocation Division	2020	40,375,709	2.03 - 22.68	813,811,656	1.72	0.50 - 2.10	13.16 - 15.09
	2019	45,337,707	1.77 - 19.71	800,925,855	1.80	0.50 - 2.10	17.04 - 19.11
	2018	51,701,013	1.50 - 16.55	773,156,170	1.46	0.50 - 2.10	(6.31) - (4.58)
	2017	58,085,561	1.59 - 17.34	919,484,643	1.49	0.50 - 2.10	14.44 - 16.44

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI American Funds®	2021	20,115,537	2.51 - 27.85	502,935,505	0.81	0.50 - 2.15	13.44 - 15.33
Growth Allocation Division	2020	21,672,182	2.20 - 24.15	473,694,389	1.56	0.50 - 2.15	14.43 - 16.34
	2019	23,820,328	1.90 - 20.76	451,501,018	1.68	0.50 - 2.15	21.01 - 23.02
	2018	25,965,628	1.56 - 16.87	403,169,471	1.21	0.50 - 2.15	(7.78) - (6.24)
	2017	28,757,029	1.67 - 17.99	479,556,343	1.24	0.50 - 2.15	18.77 - 20.74
BHFTI American Funds®	2021	7,703,185	4.59 - 46.90	344,916,945	—	0.95 - 2.25	18.92 - 20.47
Growth Division	2020	10,039,904	3.82 - 38.93	374,416,489	0.84	0.95 - 2.25	48.25 - 50.20
	2019	13,396,429	2.55 - 25.92	333,656,449	0.44	0.95 - 2.25	27.44 - 29.11
	2018	16,299,179	1.98 - 20.08	315,250,770	0.39	0.95 - 2.25	(2.73) - (1.44)
	2017	20,103,266	2.01 - 20.37	395,973,373	0.40	0.95 - 2.25	25.06 - 26.70
BHFTI American Funds®	2021	37,338,886	2.08 - 21.93	738,578,220	1.54	0.50 - 2.10	7.36 - 9.09
Moderate Allocation Division	2020	42,632,501	1.91 - 20.11	778,574,010	1.89	0.50 - 2.10	10.64 - 12.43
	2019	48,048,192	1.71 - 17.88	786,219,704	1.98	0.50 - 2.10	13.74 - 15.58
	2018	54,921,254	1.48 - 15.47	782,649,526	1.73	0.50 - 2.10	(5.43) - (3.90)
	2017	63,563,450	1.55 - 16.10	949,575,557	1.77	0.50 - 2.10	10.62 - 12.40
BHFTI BlackRock Global	2021	88,958,635	14.92 - 16.60	1,456,631,240	1.36	1.10 - 2.10	7.51 - 8.59
Tactical Strategies Division	2020	103,549,645	13.87 - 15.28	1,562,480,869	1.58	1.10 - 2.10	2.14 - 3.17
	2019	117,923,351	13.58 - 14.82	1,726,223,549	0.19	1.10 - 2.10	18.12 - 19.31
	2018	135,196,017	11.50 - 12.42	1,660,961,194	1.42	1.10 - 2.10	(9.12) - (8.20)
	2017	151,440,679	12.70 - 13.53	2,029,561,004	0.67	1.10 - 2.05	11.02 - 12.07
BHFTI BlackRock High Yield	2021	37,764	4.05 - 38.46	374,224	4.04	0.90 - 1.60	3.51 - 4.59
Division	2020	48,501	3.89 - 36.97	449,845	5.34	0.90 - 1.60	5.80 - 6.79
	2019	45,780	3.65 - 34.77	449,626	5.89	0.90 - 1.60	13.03 - 14.02
	2018	36,446	3.21 - 30.61	389,657	4.97	0.90 - 1.60	(4.42) - (3.46)
	2017	33,615	3.33 - 31.86	413,602	5.40	0.90 - 1.60	6.05 - 7.10
BHFTI Brighthouse Asset	2021	7,902,518	3.43 - 62.92	278,055,934	1.20	0.50 - 2.00	15.79 - 17.54
Allocation 100 Division	2020	8,453,543	2.93 - 53.89	254,598,524	1.26	0.50 - 2.00	16.55 - 18.32
	2019	9,271,704	2.49 - 45.81	237,520,246	1.63	0.50 - 2.05	24.90 - 26.85
	2018	10,018,424	1.97 - 36.34	204,491,233	1.12	0.50 - 2.05	(11.90) - (10.52)
	2017	10,787,709	2.14 - 40.84	248,628,040	1.34	0.50 - 2.05	20.45 - 22.32
BHFTI Brighthouse Balanced	2021	164,181,154	18.19 - 20.35	3,294,483,428	2.32	1.10 - 2.15	5.26 - 6.37
Plus Division	2020	189,208,847	17.28 - 19.13	3,572,331,763	2.35	1.10 - 2.15	10.12 - 11.29
	2019	212,617,604	15.69 - 17.19	3,610,425,443	2.03	1.10 - 2.15	20.94 - 22.21
	2018	237,803,627	12.98 - 14.07	3,308,331,916	1.67	1.10 - 2.15	(9.34) - (8.38)
	2017	254,482,460	14.31 - 15.35	3,869,437,236	1.55	1.10 - 2.15	15.82 - 17.04
BHFTI Brighthouse Small Cap	2021	449,964	4.82 - 52.11	20,325,098	0.83	0.50 - 1.55	29.74 - 31.11
Value Division	2020	492,592	3.69 - 39.75	17,064,278	1.34	0.50 - 1.55	(2.11) - (1.07)
	2019	507,130	3.74 - 40.18	17,894,741	0.89	0.50 - 1.60	26.73 - 28.13
	2018	568,395	2.93 - 31.36	15,380,952	1.04	0.50 - 1.60	(16.59) - (15.66)
	2017	611,465	3.49 - 37.18	19,791,285	0.91	0.50 - 1.55	9.99 - 11.14
BHFTI Brighthouse/Aberdeen	2021	2,787,968	1.61 - 15.34	40,417,620	0.17	0.90 - 2.25	(7.18) - (5.66)
Emerging Markets Equity	2020	3,047,927	1.70 - 16.31	47,234,562	2.07	0.90 - 2.25	24.46 - 26.53
Division	2019	3,782,564	1.35 - 12.93	46,669,817	1.65	0.90 - 2.25	18.06 - 19.90
	2018	4,595,166	1.12 - 10.81	47,553,441	2.60	0.90 - 2.25	(16.10) - (14.69)
	2017	4,781,863	1.32 - 12.72	58,423,937	1.09	0.90 - 2.25	25.48 - 27.44

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Brighthouse/Eaton	2021	1,540,034	11.92 - 13.24	19,666,389	3.17	1.10 - 2.00	1.45 - 2.37
Vance Floating Rate Division	2020	1,594,088	11.75 - 12.94	19,938,279	4.67	1.10 - 2.00	0.04 - 0.94
	2019	2,151,505	11.69 - 12.81	26,783,935	4.58	1.10 - 2.05	4.86 - 5.86
	2018	2,481,218	11.15 - 12.11	29,267,597	3.53	1.10 - 2.05	(1.74) - (0.79)
	2017	2,489,148	11.34 - 12.20	29,625,659	3.78	1.10 - 2.05	1.58 - 2.55
BHFTI Brighthouse/Franklin	2021	6,579,388	9.50 - 11.15	67,677,469	1.86	0.50 - 2.00	(1.70) - (0.22)
Low Duration Total Return	2020	6,584,220	9.66 - 11.17	68,394,975	3.39	0.50 - 2.00	0.10 - 1.61
Division	2019	7,151,707	9.65 - 11.00	73,642,877	3.32	0.50 - 2.00	2.56 - 4.11
	2018	7,585,943	9.23 - 10.56	75,568,731	1.77	0.50 - 2.25	(1.81) - (0.07)
	2017	8,361,024	9.56 - 10.57	83,966,094	1.43	0.50 - 2.00	(0.67) - 0.83
BHFTI Brighthouse/Templeton	2021	414,855	10.36 - 11.40	4,563,951	—	0.95 - 1.70	(6.61) - (5.91)
International Bond Division	2020	421,632	10.71 - 12.11	4,944,012	6.25	0.95 - 2.00	(7.78) - (6.80)
	2019	432,512	11.62 - 13.00	5,449,838	8.38	0.95 - 2.00	(0.84) - 0.21
	2018	489,079	11.71 - 12.97	6,165,086	—	0.95 - 2.00	(1.01) - 0.04
	2017	589,796	11.83 - 12.96	7,449,814	—	0.95 - 2.00	(1.84) - (0.80)
BHFTI	2021	7,052,462	4.12 - 861.21	889,105,237	0.84	0.00 - 2.50	21.13 - 24.48
Brighthouse/Wellington Large	2020	7,965,776	3.34 - 691.83	805,727,887	1.11	0.00 - 2.50	19.31 - 22.37
Cap Research Division	2019	8,991,065	2.76 - 565.38	741,294,779	1.12	0.00 - 2.50	28.77 - 32.17
	2018	10,177,126	2.12 - 427.76	636,225,847	1.00	0.00 - 2.50	(8.49) - (6.08)
	2017	11,512,938	2.28 - 455.44	764,291,187	1.05	0.00 - 2.50	19.14 - 22.18
BHFTI CBRE Global Real	2021	6,612,118	2.99 - 32.07	183,528,774	2.89	0.50 - 2.25	31.43 - 33.83
Estate Division	2020	7,956,916	2.24 - 23.97	166,520,792	4.52	0.50 - 2.25	(7.14) - (5.40)
	2019	8,161,374	2.38 - 25.37	182,528,745	3.08	0.50 - 2.25	22.03 - 24.29
	2018	9,504,197	1.93 - 20.43	172,053,744	5.96	0.50 - 2.25	(10.69) - (8.95)
	2017	10,875,352	2.13 - 22.47	218,280,039	3.47	0.50 - 2.25	8.29 - 10.26
BHFTI Harris Oakmark	2021	11,034,401	3.43 - 40.64	379,548,585	0.65	0.50 - 2.25	6.03 - 7.96
International Division	2020	13,069,949	3.19 - 37.66	418,249,872	3.30	0.50 - 2.25	2.77 - 4.68
	2019	13,819,826	3.06 - 36.01	425,579,613	2.21	0.50 - 2.25	21.75 - 24.03
	2018	15,932,818	2.48 - 29.06	398,451,152	1.72	0.50 - 2.25	(25.67) - (24.23)
	2017	16,803,885	3.29 - 38.42	554,231,973	1.64	0.50 - 2.25	27.54 - 29.94
BHFTI Invesco Balanced-Risk	2021	271,882,939	1.44 - 1.56	420,943,457	3.04	1.15 - 2.00	7.52 - 8.44
Allocation Division	2020	305,812,256	1.34 - 1.44	436,657,575	5.45	1.15 - 2.00	7.95 - 8.87
	2019	351,901,497	1.24 - 13.34	461,843,455	—	1.10 - 2.00	13.00 - 14.02
	2018	401,048,107	1.10 - 11.70	462,317,377	1.17	1.10 - 2.00	(8.30) - (7.46)
	2017	445,688,739	1.19 - 1.25	556,009,732	3.73	1.15 - 2.10	7.72 - 8.75
BHFTI Invesco Comstock	2021	4,394	2.04 - 30.34	17,943	1.03	0.90 - 1.35	31.40 - 31.99
Division	2020	6,488	1.54 - 23.03	54,656	2.16	0.90 - 1.35	(1.84) - (1.40)
	2019	6,188	1.56 - 23.40	57,870	2.13	0.90 - 1.35	23.28 - 23.84
	2018	6,957	1.26 - 18.94	49,587	0.65	0.90 - 1.35	(13.34) - (12.95)
	2017	10,379	1.45 - 21.80	47,958	2.63	0.90 - 1.35	16.44 - 16.97
BHFTI Invesco Global Equity	2021	12,898,558	2.36 - 66.07	286,660,569	0.06	0.50 - 2.25	12.90 - 15.01
Division	2020	13,483,627	2.07 - 57.62	281,517,566	0.77	0.50 - 2.15	24.93 - 27.09
	2019	15,182,482	1.63 - 45.47	261,214,721	0.91	0.50 - 2.15	28.83 - 31.06
	2018	16,358,866	1.25 - 34.80	226,269,164	1.10	0.50 - 2.15	(14.96) - (13.53)
	2017	15,776,074	1.44 - 40.36	282,853,081	0.99	0.50 - 2.15	33.90 - 36.24

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Invesco Small Cap	2021	1,160,106	6.34 - 75.35	73,101,402	—	0.50 - 2.25	4.55 - 6.40
Growth Division	2020	1,205,933	6.01 - 70.81	71,253,289	—	0.50 - 2.15	53.58 - 55.98
	2019	1,335,510	3.89 - 45.40	51,053,864	—	0.50 - 2.15	21.80 - 23.79
	2018	1,509,587	3.17 - 36.68	47,102,731	—	0.50 - 2.25	(11.08) - (9.50)
	2017	1,615,884	3.53 - 40.53	56,474,486	—	0.50 - 2.15	22.78 - 24.71
BHFTI JPMorgan Core Bond	2021	5,727,534	11.05 - 12.69	71,214,221	2.31	1.10 - 2.00	(3.41) - (2.54)
Division	2020	5,908,327	11.14 - 13.02	75,426,695	3.23	1.10 - 2.00	5.75 - 6.71
	2019	6,207,730	10.49 - 12.21	74,354,984	4.54	1.10 - 2.05	6.02 - 7.03
	2018	7,254,348	9.85 - 11.41	81,327,656	2.73	1.10 - 2.05	(2.02) - (1.08)
	2017	8,421,961	10.01 - 11.54	95,678,197	2.47	1.10 - 2.05	1.22 - 2.18
BHFTI JPMorgan Global	2021	402,997,702	1.67 - 18.29	727,927,972	0.49	1.10 - 2.05	7.41 - 8.44
Active Allocation Division	2020	462,254,239	1.55 - 16.87	770,639,003	2.30	1.10 - 2.05	9.94 - 11.00
	2019	534,476,737	1.41 - 15.20	803,699,960	2.74	1.10 - 2.05	14.54 - 15.63
	2018	605,342,000	1.23 - 13.14	788,207,295	1.62	1.10 - 2.05	(9.08) - (8.21)
	2017	606,636,328	1.35 - 14.32	861,680,922	2.54	1.10 - 2.10	14.24 - 15.38
BHFTI JPMorgan Small Cap	2021	600,320	3.69 - 34.26	19,297,008	0.96	0.90 - 2.05	30.05 - 31.82
Value Division	2020	768,068	2.80 - 26.10	18,968,277	1.20	0.90 - 2.00	4.01 - 5.39
	2019	808,325	2.65 - 24.86	18,936,921	1.09	0.90 - 2.05	16.73 - 18.46
	2018	876,517	2.24 - 21.10	17,643,222	1.08	0.90 - 2.05	(15.67) - (14.54)
	2017	1,036,634	2.62 - 24.78	24,628,939	1.13	0.90 - 2.05	1.22 - 2.70
BHFTI Loomis Sayles Global	2021	3,349,302	2.79 - 33.77	105,733,405	0.83	0.50 - 2.00	12.00 - 13.69
Allocation Division	2020	3,759,111	2.47 - 29.88	105,220,386	0.69	0.50 - 2.00	12.51 - 14.21
	2019	4,334,728	2.18 - 26.32	107,109,800	1.49	0.50 - 2.05	24.94 - 26.89
	2018	4,983,673	1.73 - 20.87	98,196,428	1.86	0.50 - 2.25	(7.50) - (5.86)
	2017	5,880,789	1.85 - 22.30	124,432,486	1.39	0.50 - 2.25	20.24 - 22.36
BHFTI Loomis Sayles Growth	2021	13,754,696	3.01 - 690.34	480,887,272	0.03	0.50 - 2.25	15.64 - 17.89
Division	2020	16,516,881	2.57 - 586.63	486,587,823	0.65	0.50 - 2.25	29.28 - 31.68
	2019	21,007,586	1.97 - 445.88	467,060,137	0.84	0.50 - 2.25	20.82 - 23.03
	2018	24,657,864	1.61 - 362.64	444,649,592	0.61	0.50 - 2.25	(9.14) - (7.41)
	2017	29,749,965	1.75 - 392.14	575,606,365	0.75	0.50 - 2.25	15.78 - 17.93
BHFTI MetLife Multi-Index	2021	439,723,634	1.63 - 17.83	774,902,087	1.76	0.90 - 2.10	7.44 - 8.73
Targeted Risk Division	2020	511,620,263	1.51 - 16.43	831,657,042	2.19	0.90 - 2.10	4.34 - 5.60
	2019	572,965,706	1.45 - 15.59	884,702,376	2.14	0.90 - 2.10	19.18 - 20.62
	2018	638,887,551	1.22 - 12.95	820,528,591	1.75	0.90 - 2.10	(9.12) - (8.02)
	2017	689,687,735	1.34 - 14.11	966,194,514	1.47	0.90 - 2.10	13.15 - 14.51
BHFTI MFS® Research	2021	7,162,727	2.56 - 30.18	168,979,566	1.01	0.50 - 2.15	9.42 - 11.16
International Division	2020	8,036,159	2.32 - 27.15	172,621,221	2.31	0.50 - 2.15	10.65 - 12.45
	2019	8,765,910	2.08 - 24.14	168,375,370	1.41	0.50 - 2.15	25.74 - 27.67
	2018	10,106,842	1.64 - 18.92	153,947,912	2.02	0.50 - 2.25	(15.92) - (14.43)
	2017	11,333,543	1.94 - 22.16	202,267,389	1.80	0.50 - 2.15	25.62 - 27.52
BHFTI Morgan Stanley	2021	8,569,702	7.86 - 97.09	729,134,205	—	0.50 - 2.25	(12.77) - (11.22)
Discovery Division	2020	9,587,827	8.93 - 109.37	920,192,712	—	0.50 - 2.25	147.48 - 151.85
	2019	11,049,927	3.58 - 43.43	423,750,247	—	0.50 - 2.25	37.01 - 39.43
	2018	12,304,050	2.59 - 31.15	340,007,433	—	0.50 - 2.25	7.69 - 9.60
	2017	13,380,312	2.38 - 28.42	339,623,699	0.30	0.50 - 2.25	36.81 - 39.22

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI PanAgora Global	2021	61,606,271	1.42 - 1.52	92,948,445	—	1.15 - 2.00	4.29 - 5.18
Diversified Risk Division	2020	67,636,602	1.36 - 1.44	97,068,610	3.14	1.15 - 2.00	9.63 - 10.57
	2019	64,915,547	1.24 - 1.31	84,293,104	3.24	1.15 - 2.00	19.58 - 20.60
	2018	67,228,731	1.04 - 1.08	72,446,308	—	1.15 - 2.00	(9.43) - (8.65)
	2017	80,775,666	1.15 - 1.19	95,392,815	—	1.15 - 2.00	10.37 - 11.31
BHFTI PanAgora Global	2021	60,263,509	13.19 - 14.91	886,250,834	—	1.10 - 2.05	10.36 - 11.41
Diversified Risk II Division	2020	70,369,642	11.86 - 13.38	929,413,643	2.35	1.10 - 2.05	0.93 - 1.89
	2019	79,861,505	11.66 - 13.13	1,036,049,545	2.95	1.10 - 2.05	17.48 - 18.61
	2018	91,641,725	9.84 - 11.07	1,003,736,398	0.38	1.10 - 2.05	(8.26) - (7.38)
	2017	104,234,505	10.64 - 11.96	1,234,346,275	1.71	1.10 - 2.10	7.53 - 8.60
BHFTI PIMCO Inflation	2021	18,836,529	1.24 - 21.07	337,008,189	0.73	0.50 - 2.15	3.18 - 4.93
Protected Bond Division	2020	19,226,114	1.18 - 20.08	330,502,638	2.68	0.50 - 2.15	9.16 - 11.13
	2019	20,971,534	1.07 - 18.07	327,258,585	3.41	0.50 - 2.15	5.97 - 7.79
	2018	23,939,621	0.99 - 16.77	349,179,155	1.60	0.50 - 2.25	(4.59) - (2.76)
	2017	28,145,710	1.02 - 17.24	425,983,675	1.56	0.50 - 2.25	1.17 - 3.14
BHFTI PIMCO Total Return	2021	32,619,518	2.03 - 24.24	667,326,755	1.84	0.50 - 2.25	(3.59) - (1.77)
Division	2020	34,236,760	2.09 - 24.71	715,365,209	3.69	0.50 - 2.25	6.09 - 8.12
	2019	36,674,056	1.95 - 22.89	715,395,370	2.93	0.50 - 2.25	6.05 - 7.98
	2018	41,842,651	1.82 - 21.21	757,914,158	1.39	0.50 - 2.25	(2.46) - (0.62)
	2017	49,441,770	1.85 - 21.36	908,315,454	1.78	0.50 - 2.25	2.18 - 4.10
BHFTI Schroders Global	2021	381,747,388	1.56 - 17.27	649,441,142	0.32	0.90 - 2.10	9.11 - 10.42
Multi-Asset Division	2020	455,182,622	1.43 - 15.67	703,341,582	1.77	0.90 - 2.10	(0.02) - 1.19
	2019	524,050,033	1.43 - 15.51	802,843,446	1.47	0.90 - 2.10	18.97 - 20.40
	2018	601,844,418	1.21 - 12.91	768,330,201	1.66	0.90 - 2.10	(11.32) - (6.23)
	2017	395,258,412	1.36 - 14.41	564,139,933	0.79	1.10 - 2.10	11.93 - 13.05
BHFTI SSGA Growth and	2021	26,261,154	20.37 - 26.00	616,034,159	1.77	0.60 - 2.10	11.02 - 12.70
Income ETF Division	2020	30,781,265	18.35 - 23.43	644,690,157	2.68	0.50 - 2.10	7.54 - 9.28
	2019	35,242,960	17.06 - 21.44	680,226,971	2.33	0.50 - 2.10	17.12 - 19.01
	2018	41,641,734	14.57 - 18.01	680,006,923	2.33	0.50 - 2.10	(8.47) - (6.99)
	2017	49,193,853	15.92 - 19.37	869,542,351	2.43	0.50 - 2.10	13.46 - 15.28
BHFTI SSGA Growth ETF	2021	5,267,322	21.93 - 28.45	133,226,796	1.45	0.50 - 2.10	15.16 - 17.02
Division	2020	6,011,201	19.05 - 24.32	130,804,692	2.42	0.50 - 2.10	8.44 - 10.20
	2019	6,956,479	17.56 - 22.07	138,322,296	1.97	0.50 - 2.10	19.90 - 21.83
	2018	7,753,198	14.65 - 18.11	127,430,864	2.02	0.50 - 2.10	(10.65) - (9.20)
	2017	8,624,728	16.40 - 19.95	157,056,020	2.10	0.50 - 2.10	17.16 - 19.04
BHFTI T. Rowe Price Large	2021	25,963	15.99 - 150.00	731,476	1.81	0.90 - 1.60	23.98 - 24.85
Cap Value Division	2020	28,681	12.81 - 120.39	685,939	3.00	0.90 - 1.60	1.23 - 1.95
	2019	33,084	12.57 - 118.33	725,942	1.95	0.90 - 1.60	24.51 - 25.38
	2018	20,996	10.02 - 94.56	409,218	1.80	0.90 - 1.60	(10.61) - (9.98)
	2017	23,096	11.13 - 105.25	578,718	2.07	0.90 - 1.60	15.10 - 15.90
BHFTI T. Rowe Price Mid Cap	2021	12,061,669	4.04 - 72.79	496,061,829	—	0.50 - 2.25	12.42 - 14.41
Growth Division	2020	13,981,484	3.56 - 63.81	505,414,544	0.08	0.50 - 2.25	21.15 - 23.30
	2019	16,418,378	2.91 - 51.83	484,527,095	0.08	0.50 - 2.25	28.15 - 30.41
	2018	19,059,742	2.25 - 39.81	430,092,959	—	0.50 - 2.25	(4.38) - (2.68)
	2017	21,768,491	2.33 - 41.02	506,160,540	—	0.50 - 2.25	21.98 - 24.12

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI TCW Core Fixed Income	2021	4,056	11.16 - 11.27	45,391	1.34	1.20 - 1.35	(2.66) - (2.52)
Division	2020	4,573	11.46 - 11.56	52,557	3.20	1.20 - 1.35	7.67 - 7.83
	2019	22,517	10.64 - 10.77	240,520	3.06	1.10 - 1.35	6.94 - 7.20
	2018	23,865	9.95 - 10.01	238,242	2.32	1.20 - 1.35	(1.28) - (1.13)
	2017	25,274	10.02 - 10.12	255,408	1.60	1.20 - 1.60	1.19 - 1.59
BHFTI Victory Sycamore Mid	2021	6,175,875	6.28 - 76.43	394,481,911	1.17	0.50 - 2.25	28.87 - 31.14
Cap Value Division	2020	7,196,575	4.83 - 58.28	351,800,764	1.51	0.50 - 2.25	5.24 - 7.10
	2019	7,872,022	4.55 - 54.42	361,807,709	1.16	0.50 - 2.25	26.12 - 28.34
	2018	9,098,703	3.57 - 42.40	327,214,056	0.64	0.50 - 2.25	(12.16) - (10.60)
	2017	10,507,414	4.03 - 47.43	424,806,982	0.99	0.50 - 2.25	7.05 - 8.93
BHFTI Western Asset	2021	27,345,170	10.88 - 12.04	326,125,318	2.14	1.15 - 2.10	(4.01) - (3.09)
Management Government	2020	32,375,503	11.33 - 12.42	398,349,977	2.38	1.15 - 2.10	5.43 - 6.44
Income Division	2019	32,564,019	10.75 - 11.67	376,497,264	2.73	1.15 - 2.10	5.26 - 6.26
	2018	36,441,983	10.21 - 10.98	396,922,182	2.79	1.15 - 2.10	(2.15) - (1.21)
	2017	41,565,748	10.44 - 11.12	458,735,090	2.20	1.15 - 2.10	0.47 - 1.43
BHFTII Baillie Gifford	2021	5,050,419	2.57 - 31.57	126,145,494	0.86	0.95 - 2.10	(2.97) - (1.69)
International Stock Division	2020	5,562,590	2.62 - 32.11	140,886,997	1.90	0.95 - 2.10	23.73 - 25.38
	2019	6,117,346	2.10 - 25.61	123,603,248	1.23	0.95 - 2.15	29.75 - 31.57
	2018	6,925,281	1.60 - 19.47	106,646,276	1.06	0.95 - 2.25	(19.05) - (17.80)
	2017	7,456,089	1.96 - 23.68	139,877,341	1.13	0.95 - 2.25	31.90 - 33.88
BHFTII BlackRock Bond	2021	6,550,596	7.69 - 96.92	361,431,935	2.62	0.50 - 2.25	(2.90) - (1.08)
Income Division	2020	7,023,787	7.83 - 98.08	389,186,999	3.39	0.50 - 2.25	5.92 - 7.89
	2019	7,472,189	7.31 - 90.99	384,830,691	3.61	0.50 - 2.25	7.12 - 9.12
	2018	8,252,602	6.74 - 83.47	391,693,026	3.25	0.50 - 2.25	(2.84) - (1.00)
	2017	9,495,090	6.86 - 84.41	455,410,535	2.99	0.50 - 2.25	1.54 - 3.43
BHFTII BlackRock Capital	2021	3,306,153	14.38 - 169.80	234,988,229	—	0.50 - 2.25	18.19 - 20.42
Appreciation Division	2020	3,762,727	12.02 - 141.17	230,129,341	—	0.50 - 2.25	37.18 - 39.75
	2019	4,262,514	8.66 - 101.12	192,688,204	0.02	0.50 - 2.25	29.57 - 31.99
	2018	4,857,860	6.61 - 76.69	170,334,155	0.01	0.50 - 2.25	(0.11) - 1.76
	2017	5,314,588	6.54 - 75.43	187,945,552	0.01	0.50 - 2.25	30.61 - 33.07
BHFTII BlackRock	2021	2,745,802	2.29 - 24.56	37,400,746	0.10	0.90 - 2.00	(2.42) - (1.09)
Ultra-Short Term Bond	2020	3,242,202	2.33 - 24.90	47,474,049	1.72	0.90 - 2.00	(1.80) - (0.47)
Division	2019	3,255,640	2.35 - 25.09	44,981,636	1.60	0.90 - 2.00	(0.14) - 1.21
	2018	3,622,610	2.33 - 24.87	50,362,897	0.78	0.90 - 2.15	(0.52) - 0.89
	2017	4,077,356	2.32 - 24.72	56,416,026	0.11	0.90 - 2.15	(1.40) - (0.01)
BHFTII Brighthouse Asset	2021	15,403,578	1.93 - 20.67	280,143,828	2.99	0.50 - 2.15	1.48 - 3.17
Allocation 20 Division	2020	17,601,429	1.88 - 20.04	311,462,767	2.81	0.50 - 2.15	7.18 - 8.97
	2019	19,652,658	1.73 - 18.39	321,894,499	2.18	0.50 - 2.25	9.25 - 11.18
	2018	22,770,094	1.57 - 16.54	335,855,273	2.19	0.50 - 2.25	(4.79) - (3.10)
	2017	26,632,640	1.62 - 17.07	409,028,440	2.08	0.50 - 2.25	4.56 - 6.40
BHFTII Brighthouse Asset	2021	38,513,419	2.27 - 24.31	818,808,370	2.68	0.50 - 2.15	5.14 - 6.89
Allocation 40 Division	2020	43,790,060	2.14 - 22.74	875,065,802	2.69	0.50 - 2.15	8.67 - 10.48
	2019	49,796,769	1.94 - 20.58	908,735,683	2.19	0.50 - 2.15	13.14 - 15.02
	2018	57,833,464	1.69 - 17.89	925,660,947	2.01	0.50 - 2.25	(6.54) - (4.88)
	2017	68,087,417	1.73 - 18.81	1,155,673,990	1.98	0.50 - 2.25	8.19 - 10.09

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Brighthouse Asset	2021	120,826,699	2.65 - 28.30	3,004,188,035	2.12	0.50 - 2.15	8.55 - 10.35
Allocation 60 Division	2020	138,788,939	2.41 - 25.65	3,132,220,695	2.21	0.50 - 2.15	11.42 - 13.28
	2019	157,596,785	2.13 - 22.64	3,165,966,352	1.96	0.50 - 2.15	16.88 - 18.83
	2018	183,867,868	1.80 - 19.05	3,131,421,270	1.66	0.50 - 2.15	(8.13) - (6.60)
	2017	213,872,364	1.88 - 20.40	3,928,953,268	1.74	0.50 - 2.15	12.30 - 14.16
BHFTII Brighthouse Asset	2021	61,203,569	3.04 - 32.49	1,751,110,118	1.69	0.50 - 2.15	12.27 - 14.14
Allocation 80 Division	2020	68,356,199	2.67 - 28.47	1,722,419,271	1.84	0.50 - 2.15	14.11 - 16.01
	2019	76,334,895	2.31 - 24.54	1,670,394,964	1.77	0.50 - 2.15	21.10 - 23.11
	2018	85,633,821	1.89 - 19.93	1,533,821,665	1.33	0.50 - 2.25	(10.17) - (8.57)
	2017	98,239,149	2.01 - 21.80	1,933,591,736	1.56	0.50 - 2.25	16.52 - 18.57
BHFTII Brighthouse/Artisan	2021	3,074,537	8.33 - 98.15	195,847,200	0.83	0.50 - 2.15	24.02 - 25.96
Mid Cap Value Division	2020	3,488,897	6.65 - 77.92	178,298,975	0.84	0.50 - 2.05	3.82 - 5.45
	2019	3,807,667	6.35 - 73.90	186,211,530	0.62	0.50 - 2.25	20.69 - 22.82
	2018	4,305,631	5.20 - 60.16	171,734,105	0.49	0.50 - 2.25	(15.36) - (13.85)
	2017	4,884,190	6.07 - 69.84	226,673,877	0.58	0.50 - 2.25	10.04 - 11.98
BHFTII	2021	217,756	28.19 - 31.95	6,805,165	1.53	1.10 - 2.05	11.55 - 12.61
Brighthouse/Dimensional	2020	256,198	25.27 - 28.37	7,124,915	2.53	1.10 - 2.05	6.58 - 7.60
International Small Company	2019	299,239	23.71 - 26.37	7,739,398	1.03	1.10 - 2.05	20.54 - 21.69
Division	2018	342,338	19.67 - 21.67	7,285,386	2.54	1.10 - 2.05	(22.18) - (21.44)
	2017	353,646	25.40 - 27.58	9,595,917	1.96	1.10 - 2.00	27.87 - 29.02
BHFTII	2021	7,106,175	2.20 - 135.22	629,816,680	1.81	0.90 - 2.15	11.44 - 13.00
Brighthouse/Wellington	2020	7,735,328	1.96 - 119.71	610,629,506	2.19	0.90 - 2.15	15.03 - 16.67
Balanced Division	2019	8,451,244	1.69 - 102.66	574,717,552	2.18	0.90 - 2.15	20.24 - 21.89
	2018	9,307,629	1.40 - 84.26	521,756,898	1.73	0.90 - 2.15	(5.93) - (4.63)
	2017	10,336,562	1.47 - 88.39	610,158,972	1.88	0.90 - 2.15	12.52 - 14.11
BHFTII	2021	6,291,202	11.33 - 133.49	531,319,660	1.25	0.50 - 2.25	21.35 - 23.62
Brighthouse/Wellington	2020	7,259,472	9.23 - 108.10	503,780,671	1.44	0.50 - 2.25	8.50 - 10.55
Core Equity Opportunities	2019	8,239,874	8.40 - 97.90	520,632,824	1.45	0.50 - 2.25	27.74 - 30.09
Division	2018	9,569,314	6.51 - 75.31	471,467,558	1.58	0.50 - 2.25	(2.58) - (0.74)
	2017	11,256,241	6.60 - 75.96	570,742,746	1.39	0.50 - 2.25	16.17 - 18.30
BHFTII Frontier Mid Cap	2021	4,467,854	19.09 - 199.82	586,525,681	—	0.90 - 2.25	11.84 - 13.60
Growth Division	2020	4,933,281	16.82 - 175.90	572,542,548	—	0.90 - 2.25	28.45 - 30.46
	2019	5,529,994	12.90 - 134.83	494,555,658	—	0.90 - 2.25	29.88 - 31.88
	2018	6,195,073	9.78 - 102.24	422,776,437	—	0.90 - 2.25	(8.01) - (6.54)
	2017	6,921,843	10.48 - 109.39	508,449,789	—	0.90 - 2.25	22.16 - 24.09
BHFTII Jennison Growth	2021	9,073,417	2.95 - 77.89	287,427,814	—	0.50 - 2.25	14.31 - 16.33
Division	2020	10,579,883	2.55 - 67.11	289,505,068	0.06	0.50 - 2.25	52.89 - 55.59
	2019	11,874,095	1.65 - 43.21	211,338,418	0.26	0.50 - 2.25	29.55 - 31.83
	2018	13,877,939	1.26 - 32.84	185,385,848	0.17	0.50 - 2.25	(2.13) - (0.39)
	2017	14,946,828	1.27 - 33.03	203,130,928	0.13	0.50 - 2.25	33.95 - 36.31
BHFTII Loomis Sayles Small	2021	2,370,989	11.23 - 133.19	163,685,620	0.03	0.50 - 2.25	18.94 - 21.04
Cap Core Division	2020	2,707,781	9.33 - 110.04	156,522,639	0.04	0.50 - 2.25	9.29 - 11.23
	2019	3,029,622	8.44 - 98.93	157,396,600	0.01	0.50 - 2.25	22.44 - 24.60
	2018	3,400,873	6.81 - 79.40	144,075,649	0.01	0.50 - 2.25	(13.28) - (11.74)
	2017	3,862,700	7.77 - 89.96	185,343,480	0.14	0.50 - 2.25	12.41 - 14.39

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Loomis Sayles Small	2021	1,695,408	4.03 - 51.50	64,952,389	—	0.50 - 2.15	7.46 - 9.19
Cap Growth Division	2020	1,855,495	3.72 - 47.26	66,012,877	—	0.50 - 2.15	31.25 - 33.37
	2019	2,127,099	2.81 - 35.51	57,340,292	—	0.50 - 2.10	23.88 - 25.88
	2018	2,501,161	2.25 - 28.26	54,202,419	—	0.50 - 2.15	(1.82) - (0.22)
	2017	2,468,467	2.28 - 28.37	54,566,730	—	0.50 - 2.15	24.05 - 26.05
BHFTII MetLife Aggregate	2021	48,385,248	1.83 - 22.26	910,569,466	2.40	0.50 - 2.25	(4.39) - (2.56)
Bond Index Division	2020	48,820,793	1.89 - 22.87	949,536,445	2.67	0.50 - 2.25	4.63 - 6.52
	2019	51,794,175	1.79 - 21.48	952,097,631	3.03	0.50 - 2.25	5.93 - 7.93
	2018	56,750,323	1.68 - 19.93	974,062,147	2.86	0.50 - 2.25	(2.68) - (0.82)
	2017	64,574,871	1.71 - 20.12	1,126,629,342	2.75	0.50 - 2.25	0.68 - 2.60
BHFTII MetLife Mid Cap	2021	9,859,099	5.30 - 63.60	534,359,988	0.94	0.50 - 2.25	21.31 - 23.45
Stock Index Division	2020	11,467,060	4.33 - 51.52	506,052,707	1.31	0.50 - 2.25	10.63 - 12.59
	2019	12,674,256	3.88 - 45.76	500,876,128	1.21	0.50 - 2.25	22.77 - 24.94
	2018	14,264,640	3.13 - 36.63	453,810,251	1.09	0.50 - 2.25	(13.49) - (11.95)
	2017	16,065,965	3.58 - 41.60	580,186,948	1.22	0.50 - 2.25	13.06 - 15.05
BHFTII MetLife MSCI EAFE®	2021	22,411,515	2.01 - 28.11	465,174,812	1.63	0.50 - 2.25	8.02 - 9.93
Index Division	2020	24,590,517	1.85 - 25.63	466,904,304	3.06	0.50 - 2.25	5.18 - 7.04
	2019	25,852,531	1.74 - 23.99	460,668,541	2.54	0.50 - 2.25	18.85 - 20.94
	2018	28,690,901	1.45 - 19.86	424,811,670	2.83	0.50 - 2.25	(16.00) - (14.51)
	2017	30,129,062	1.71 - 23.29	524,736,160	2.57	0.50 - 2.25	21.84 - 23.99
BHFTII MetLife Russell	2021	6,792,038	5.04 - 61.40	353,923,752	0.88	0.50 - 2.25	11.69 - 13.66
2000® Index Division	2020	7,531,805	4.47 - 54.02	346,715,527	1.25	0.50 - 2.25	16.69 - 18.75
	2019	8,484,812	3.80 - 45.49	330,807,385	1.03	0.50 - 2.25	22.52 - 24.68
	2018	9,453,823	3.07 - 36.49	297,512,830	0.98	0.50 - 2.25	(13.17) - (11.63)
	2017	10,459,851	3.51 - 41.29	373,905,362	1.09	0.50 - 2.25	11.85 - 13.82
BHFTII MetLife Stock Index	2021	22,605,518	15.02 - 196.61	3,495,089,897	1.45	0.50 - 2.25	25.19 - 27.53
Division	2020	25,861,616	11.89 - 154.32	3,154,806,376	1.82	0.50 - 2.25	15.20 - 17.34
	2019	29,028,565	10.23 - 131.63	3,037,442,351	2.05	0.50 - 2.25	27.89 - 30.30
	2018	33,091,820	7.93 - 101.14	2,669,705,723	1.71	0.50 - 2.25	(6.96) - (5.22)
	2017	37,306,057	8.44 - 106.81	3,191,113,485	1.68	0.50 - 2.25	18.54 - 20.76
BHFTII MFS® Total Return	2021	2,306,720	1.79 - 130.69	120,981,417	1.73	0.50 - 1.85	11.85 - 13.37
Division	2020	2,535,226	1.58 - 115.28	117,745,426	2.30	0.50 - 2.00	7.31 - 8.94
	2019	2,894,622	1.46 - 105.82	123,762,477	2.23	0.50 - 2.15	17.52 - 19.47
	2018	3,322,036	1.22 - 88.58	117,516,215	2.17	0.50 - 2.15	(7.82) - (6.28)
	2017	3,778,366	1.31 - 94.51	145,097,990	2.39	0.50 - 2.15	9.79 - 11.61
BHFTII MFS® Value Division	2021	40,856,426	2.41 - 47.38	663,945,304	1.41	0.50 - 2.15	22.73 - 24.73
	2020	45,919,271	1.95 - 38.23	627,751,137	1.81	0.50 - 2.25	1.43 - 3.29
	2019	47,345,124	1.90 - 37.29	665,585,348	1.75	0.50 - 2.25	26.96 - 29.29
	2018	52,559,197	1.48 - 29.04	598,234,094	1.47	0.50 - 2.25	(12.25) - (7.60)
	2017	20,677,338	1.67 - 32.71	523,781,737	1.89	0.50 - 2.15	15.20 - 17.24
BHFTII Neuberger Berman	2021	5,912,293	5.79 - 66.00	320,936,546	0.04	0.50 - 2.15	15.69 - 17.53
Genesis Division	2020	6,733,229	4.95 - 56.16	311,591,184	0.08	0.50 - 2.15	22.28 - 24.14
	2019	7,645,037	4.01 - 45.24	287,729,651	0.12	0.50 - 2.15	26.73 - 28.76
	2018	8,679,175	3.14 - 35.14	255,498,599	0.23	0.50 - 2.25	(9.07) - (7.45)
	2017	9,828,019	1.67 - 37.96	314,115,956	0.29	0.50 - 2.15	13.16 - 14.91

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII T. Rowe Price Large	2021	11,647,251	4.00 - 83.51	769,206,460	—	0.50 - 2.25	17.28 - 19.35
Cap Growth Division	2020	13,310,314	3.38 - 69.97	738,162,692	0.09	0.50 - 2.25	33.59 - 35.96
	2019	15,477,657	2.50 - 51.46	629,369,388	0.26	0.50 - 2.25	27.68 - 29.94
	2018	17,216,055	1.94 - 39.60	539,361,977	0.27	0.50 - 2.25	(3.37) - (1.65)
	2017	18,998,068	1.98 - 40.27	609,640,874	0.15	0.50 - 2.25	30.52 - 32.81
BHFTII T. Rowe Price Small	2021	6,652,969	7.16 - 84.14	476,701,925	0.02	0.50 - 2.25	8.88 - 10.80
Cap Growth Division	2020	7,569,000	6.50 - 75.93	491,278,222	0.10	0.50 - 2.25	21.28 - 23.42
	2019	8,620,361	5.30 - 61.52	455,812,251	0.02	0.50 - 2.25	29.88 - 32.17
	2018	9,657,475	4.04 - 46.55	388,577,931	0.05	0.50 - 2.25	(8.87) - (7.25)
	2017	10,715,353	4.38 - 50.18	467,200,326	0.19	0.50 - 2.25	19.82 - 21.92
BHFTII Van Eck Global	2021	1,734,410	13.12 - 14.20	24,223,570	0.98	1.10 - 1.70	16.51 - 17.21
Natural Resources Division	2020	2,324,890	10.86 - 12.11	27,733,915	1.24	1.10 - 2.00	18.77 - 19.85
	2019	2,701,656	9.09 - 10.11	26,913,827	0.34	1.10 - 2.05	10.07 - 11.12
	2018	2,687,622	8.26 - 9.10	24,101,859	—	1.10 - 2.05	(30.31) - (29.64)
	2017	2,921,930	11.85 - 12.93	37,269,860	—	1.10 - 2.05	(2.75) - (1.82)
BHFTII Western Asset	2021	10,455,449	1.28 - 47.95	381,592,675	3.61	0.50 - 2.25	0.33 - 2.10
Management Strategic Bond	2020	11,354,141	1.26 - 46.96	408,706,045	5.77	0.50 - 2.15	4.39 - 6.08
Opportunities Division	2019	12,363,002	1.20 - 44.27	422,719,703	4.75	0.50 - 2.15	11.86 - 13.66
	2018	13,731,347	1.09 - 38.95	422,543,762	5.21	0.50 - 2.25	(6.17) - (4.51)
	2017	15,854,082	1.15 - 40.79	514,265,588	3.80	0.50 - 2.25	5.54 - 7.40
BHFTII Western Asset	2021	6,670,779	2.01 - 23.72	123,805,731	2.50	0.50 - 2.15	(3.71) - (2.26)
Management U.S.	2020	7,382,234	2.07 - 24.27	139,252,019	2.82	0.50 - 2.15	2.77 - 4.39
Government Division	2019	7,078,457	2.00 - 23.25	130,271,257	2.56	0.50 - 2.15	3.63 - 5.25
	2018	7,773,582	1.91 - 22.09	137,000,881	2.11	0.50 - 2.25	(1.56) - 0.19
	2017	9,021,983	1.92 - 22.04	159,678,213	2.46	0.50 - 2.25	(0.58) - 1.17
BlackRock Global Allocation	2021	652	29.43 - 32.22	20,050	0.67	1.10 - 1.60	4.73 - 5.25
V.I. Division	2020	4,081	28.10 - 30.61	118,145	1.31	1.10 - 1.60	18.79 - 19.38
	2019	4,191	23.66 - 25.64	102,023	1.30	1.10 - 1.60	15.89 - 16.47
	2018	4,210	20.41 - 22.02	88,248	0.81	1.10 - 1.60	(9.05) - (8.60)
	2017	4,188	22.44 - 24.09	96,276	0.30	1.10 - 1.60	11.91 - 12.47
Calvert VP SRI Balanced	2021	894,700	53.48 - 70.93	59,231,523	1.15	0.50 - 1.45	13.46 - 14.54
Division	2020	954,567	47.13 - 62.39	55,610,315	1.51	0.50 - 1.45	13.60 - 14.68
	2019	1,030,290	40.38 - 54.81	52,926,119	1.57	0.50 - 1.55	22.49 - 23.78
	2018	1,063,592	32.97 - 44.61	44,653,283	1.74	0.50 - 1.55	(4.17) - (3.16)
	2017	1,186,460	34.40 - 46.41	51,869,403	1.97	0.50 - 1.55	10.28 - 11.44
Calvert VP SRI Mid Cap	2021	84,007	93.57	7,860,497	0.19	0.95	13.95
Division	2020	92,109	82.12	7,563,766	0.42	0.95	11.19
	2019	109,291	73.85	8,071,600	0.45	0.95	30.13
	2018	126,305	56.76	7,168,514	0.52	0.95	(5.33)
	2017	145,874	59.95	8,745,518	0.64	0.95	10.61
Delaware VIP® Small Cap	2021	448	2.01	902	0.83	0.90	33.21
Value Division	2020	448	1.51	677	1.35	0.90	(2.78)
	2019	448	1.55	697	2.01	0.90	26.99
	2018	5,992	1.22	7,333	0.61	0.90	(17.47)
	2017	14,842	1.48	22,010	0.95	0.90	11.05

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Fidelity® VIP Contrafund®	2021	55,851	16.53 - 17.69	981,724	0.03	0.90 - 1.15	26.05 - 26.37
Division	2020	61,965	13.12 - 14.00	860,110	0.08	0.90 - 1.15	28.74 - 29.06
	2019	66,654	10.19 - 10.84	717,804	0.22	0.90 - 1.15	29.77 - 30.10
	2018	72,718	7.85 - 8.34	603,131	0.41	0.90 - 1.15	(7.71) - (7.48)
	2017	89,664	8.51 - 9.01	805,722	0.68	0.90 - 1.15	20.20 - 20.50
Fidelity® VIP	2021	1,248,036	15.59 - 130.86	72,640,456	1.88	0.95 - 1.35	23.22 - 23.72
Equity-Income Division	2020	1,351,903	12.65 - 105.77	63,502,205	1.78	0.95 - 1.35	5.26 - 13.76
	2019	1,544,624	12.02 - 100.08	67,252,015	1.89	0.95 - 1.35	25.73 - 26.24
	2018	1,815,376	9.56 - 79.28	63,735,707	2.20	0.95 - 1.35	(9.53) - (9.16)
	2017	2,048,365	10.56 - 87.27	78,340,010	1.66	0.95 - 1.35	11.38 - 11.83
Fidelity® VIP Freedom 2020	2021	163,380	25.62 - 27.12	4,368,234	0.83	0.90 - 1.25	7.91 - 8.28
Division	2020	175,053	23.74 - 25.05	4,340,434	1.25	0.90 - 1.25	13.30 - 13.69
	2019	135,554	20.95 - 22.03	2,956,078	2.17	0.90 - 1.25	18.40 - 18.80
	2018	56,275	17.69 - 18.54	1,037,991	1.25	0.90 - 1.25	(6.92) - (5.28)
	2017	63,006	19.92	1,255,251	1.16	0.90	15.22
Fidelity® VIP Freedom 2025	2021	287,972	27.75 - 29.66	8,278,233	0.89	0.90 - 1.30	9.12 - 9.56
Division	2020	270,297	25.43 - 27.08	7,124,363	1.39	0.90 - 1.30	14.18 - 14.64
	2019	158,625	22.46 - 23.62	3,657,061	2.24	0.90 - 1.25	8.00 - 20.42
	2018	58,278	18.71 - 19.61	1,132,045	1.34	0.90 - 1.25	(7.62) - (6.00)
	2017	38,578	20.57 - 21.23	819,000	0.87	0.90 - 1.15	16.23 - 16.52
Fidelity® VIP Freedom 2030	2021	290,180	29.12 - 33.28	8,836,620	0.97	0.50 - 1.30	10.62 - 11.51
Division	2020	232,863	26.32 - 29.84	6,430,259	1.11	0.50 - 1.30	15.13 - 16.06
	2019	178,878	23.03 - 24.25	4,308,863	1.87	0.90 - 1.25	8.63 - 23.00
	2018	149,868	18.81 - 19.71	2,953,022	1.19	0.90 - 1.25	(8.88) - (7.27)
	2017	139,649	20.96 - 21.63	3,021,173	0.96	0.90 - 1.15	19.32 - 19.62
Fidelity® VIP Freedom 2035	2021	112,239	40.28 - 42.96	4,718,083	1.08	0.95 - 1.45	13.52 - 14.09
Division	2020	56,150	35.49 - 37.65	2,068,090	1.18	0.95 - 1.45	16.25 - 16.84
(Commenced 4/30/2018)	2019	15,788	31.21 - 32.22	499,141	2.87	0.95 - 1.25	8.77 - 25.93
	2018	4,218	24.86 - 25.59	105,591	1.79	0.95 - 1.25	(9.85) - (9.67)
Fidelity® VIP Freedom 2040	2021	68,494	42.86 - 47.46	3,038,775	0.89	0.50 - 1.30	15.98 - 16.91
Division	2020	49,758	36.96 - 40.60	1,912,754	0.83	0.50 - 1.30	17.45 - 18.40
	2019	39,636	31.47 - 34.29	1,297,820	2.04	0.50 - 1.30	9.54 - 27.08
	2018	19,309	25.00 - 25.85	498,777	0.96	0.90 - 1.25	(11.16) - (9.46)
	2017	18,419	28.39 - 29.02	534,464	1.03	0.90 - 1.15	21.89 - 22.19
Fidelity® VIP Freedom 2045	2021	68,496	43.38 - 45.38	3,065,206	0.79	0.95 - 1.30	16.01 - 16.43
Division	2020	48,514	37.39 - 38.98	1,866,574	0.98	0.95 - 1.30	17.42 - 17.84
(Commenced 4/30/2018)	2019	26,012	32.04 - 33.08	851,015	2.46	0.95 - 1.25	9.66 - 27.05
	2018	4,811	25.30 - 26.04	124,900	2.32	0.95 - 1.25	(10.45) - (10.27)
Fidelity® VIP Freedom 2050	2021	149,456	42.97 - 48.50	6,746,794	0.83	0.50 - 1.45	15.82 - 16.93
Division	2020	104,593	37.10 - 41.48	4,073,510	1.06	0.50 - 1.45	17.28 - 18.40
	2019	41,247	31.63 - 33.56	1,369,729	2.34	0.90 - 1.45	9.43 - 27.07
	2018	13,729	25.54 - 26.41	362,109	1.18	0.90 - 1.25	(10.94) - (9.48)
	2017	8,553	29.65	253,618	1.09	0.90	22.20

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Fidelity® VIP FundsManager	2021	12,481,990	19.00 - 19.46	240,652,047	1.12	1.90 - 2.05	7.79 - 7.95
50% Division	2020	13,833,224	17.63 - 18.03	247,253,463	1.13	1.90 - 2.05	11.66 - 11.83
	2019	15,805,863	15.79 - 16.12	252,823,113	1.61	1.90 - 2.05	15.50 - 15.67
	2018	18,690,885	13.67 - 13.93	258,652,350	1.35	1.90 - 2.05	(7.14) - (7.00)
	2017	21,200,158	14.72 - 14.98	315,705,343	1.15	1.90 - 2.05	12.14 - 12.31
Fidelity® VIP FundsManager	2021	12,336,639	19.20 - 23.48	241,915,885	1.09	0.70 - 2.10	10.01 - 11.56
60% Division	2020	13,649,023	17.45 - 21.04	242,924,543	1.05	0.70 - 2.10	12.73 - 14.32
	2019	15,189,665	15.48 - 15.97	239,540,942	1.49	1.85 - 2.10	17.98 - 18.28
	2018	17,207,125	13.12 - 13.50	229,662,248	1.18	1.85 - 2.10	(8.39) - (8.16)
	2017	19,728,179	14.32 - 14.70	286,973,777	1.05	1.85 - 2.10	14.56 - 14.85
Fidelity® VIP Government	2021	306,845	16.13	4,949,044	0.01	0.95	(0.93)
Money Market Division	2020	366,357	16.28	5,964,444	0.33	0.95	(0.63)
	2019	330,518	16.38	5,414,916	1.99	0.95	1.06
	2018	330,351	16.21	5,355,641	1.64	0.95	0.69
	2017	311,112	16.10	5,009,176	0.66	0.95	(0.27)
Fidelity® VIP Growth	2021	611,993	230.32	140,954,875	—	0.95	22.06
Division	2020	663,454	188.70	125,194,940	0.08	0.95	42.54
	2019	744,359	132.39	98,544,772	0.25	0.95	33.05
	2018	879,956	99.50	87,558,490	0.24	0.95	(1.11)
	2017	980,268	100.62	98,637,848	0.22	0.95	33.87
Fidelity® VIP Investment	2021	223,841	39.89	8,929,968	2.02	0.95	(1.54)
Grade Bond Division	2020	235,580	40.52	9,545,422	1.76	0.95	8.36
	2019	240,865	37.39	9,006,440	2.66	0.95	8.63
	2018	255,936	34.42	8,809,328	2.40	0.95	(1.47)
	2017	293,120	34.93	10,239,907	2.28	0.95	3.24
Fidelity® VIP Mid Cap	2021	43,732	12.48	545,739	0.36	0.90	24.18
Division	2020	47,935	10.05	481,692	0.40	0.90	16.81
	2019	51,631	8.60	444,178	0.66	0.90	22.07
	2018	59,331	7.05	418,140	0.36	0.90	(15.54)
	2017	81,118	7.96 - 8.34	676,874	0.49	0.90 - 1.15	19.16 - 19.46
FTVIPT Templeton Developing	2021	24,007	2.07	49,747	0.88	0.90	(6.58)
Markets VIP Division	2020	24,767	2.22	54,938	4.12	0.90	16.13
	2019	24,767	1.91	47,307	1.06	0.90	25.56
	2018	88,922	1.52	135,271	0.84	0.90	(16.55)
	2017	83,878	1.82	152,910	1.07	0.90	39.15
FTVIPT Templeton Foreign	2021	112	4.31	482	1.59	0.90	3.23
VIP Division (Had no net	2020	—	4.17	—	—	0.90	(2.05)
assets at December 31,	2019	—	4.26	—	—	0.90	11.52
2020 and 2019)	2018	159	3.82	609	2.67	0.90	(16.20)
	2017	159	4.27 - 4.56	726	2.30	0.90 - 1.15	15.36 - 15.65
Janus Henderson Enterprise	2021	8,707	17.60	153,237	0.24	0.90	15.50
Division	2020	10,328	15.24	157,391	—	0.90	18.11
	2019	10,195	12.90	131,537	0.04	0.90	33.95
	2018	10,917	9.63	105,150	0.10	0.90	(1.56)
	2017	15,309	9.78	149,792	0.11	0.90	25.95

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2021	4,610	13.04	60,139	0.63	0.90	22.55
Appreciation Division	2020	4,985	10.64	53,060	1.00	0.90	13.74
	2019	5,773	9.36	54,018	1.43	0.90	28.70
	2018	5,873	7.27	42,700	1.24	0.90	(2.63)
	2017	6,486	7.47	48,429	1.27	0.90	18.48
LMPVET ClearBridge Variable	2021	42,161	2.46	103,656	1.51	0.90	25.66
Dividend Strategy Division	2020	43,961	1.96	86,009	1.53	0.90	6.70
	2019	41,412	1.83	75,932	1.45	0.90	30.41
	2018	45,798	1.41	64,392	1.56	0.90	(5.71)
	2017	46,671	1.49	69,596	1.52	0.90	18.11
LMPVET ClearBridge Variable	2021	71,487	7.39 - 7.84	555,917	—	0.90 - 1.15	20.55 - 20.85
Large Cap Growth Division	2020	78,691	6.13 - 6.49	507,611	0.02	0.90 - 1.15	29.24 - 29.56
	2019	92,711	4.74 - 5.01	462,772	0.31	0.90 - 1.15	30.65 - 30.98
	2018	128,203	3.63 - 3.82	489,481	0.30	0.90 - 1.15	(1.13) - (0.88)
	2017	132,067	3.67 - 3.86	508,988	0.20	0.90 - 1.15	24.33 - 24.64
LMPVET ClearBridge Variable	2021	7,572	7.77 - 8.21	61,501	—	0.90 - 1.15	11.32 - 11.60
Small Cap Growth Division	2020	8,447	6.98 - 7.36	61,746	—	0.90 - 1.15	41.62 - 41.98
	2019	8,421	4.93 - 5.18	43,535	—	0.90 - 1.15	25.42 - 25.74
	2018	3,651	4.12	15,046	—	0.90	2.50
	2017	6,825	4.02	27,439	—	0.90	23.16
LMPVIT Western Asset Core	2021	108	3.82	414	0.04	0.90	(2.85)
Plus Division	2020	9,712	3.93	38,145	2.08	0.90	8.33
	2019	10,910	3.63	39,557	3.02	0.90	11.17
	2018	25,469	3.26	83,068	3.42	0.90	(3.11)
	2017	31,136	3.37	104,815	3.41	0.90	4.80
Morgan Stanley VIF Global	2021	3,851	15.87 - 17.68	65,736	2.29	1.10 - 1.60	12.19 - 12.76
Infrastructure Division	2020	4,056	14.15 - 15.68	60,741	1.45	1.10 - 1.60	(3.00) - (2.52)
	2019	4,476	14.59 - 16.09	68,714	2.55	1.10 - 1.60	25.84 - 26.47
	2018	5,120	11.59 - 12.72	62,114	2.72	1.10 - 1.60	(9.36) - (8.90)
	2017	4,622	12.79 - 13.96	61,644	2.27	1.10 - 1.60	10.76 - 11.32
PIMCO VIT	2021	4,451	8.58 - 8.89	38,881	3.94	1.10 - 1.60	30.64 - 31.29
CommodityRealReturn®	2020	5,152	6.57 - 6.77	34,311	6.18	1.10 - 1.60	(0.53) - (0.03)
Strategy Division	2019	5,237	6.60 - 6.77	34,970	4.21	1.10 - 1.60	9.22 - 9.77
	2018	5,859	6.04 - 6.17	35,709	1.86	1.10 - 1.60	(15.70) - (15.27)
	2017	6,917	7.17 - 7.28	49,885	10.82	1.10 - 1.60	0.32 - 0.82
PIMCO VIT Dynamic Bond	2021	1,880	10.61 - 10.99	20,565	1.76	1.10 - 1.60	(0.62) - (0.12)
Division	2020	3,381	10.67 - 11.01	36,833	1.80	1.10 - 1.60	2.83 - 3.35
	2019	8,103	10.38 - 10.65	85,343	2.49	1.10 - 1.60	2.96 - 3.48
	2018	8,338	10.08 - 10.29	85,042	2.39	1.10 - 1.60	(0.88) - (0.38)
	2017	11,816	10.17 - 10.33	121,046	1.41	1.10 - 1.60	3.04 - 3.55
PIMCO VIT Emerging Markets	2021	3,430	11.56 - 11.98	40,608	3.91	1.10 - 1.60	(4.40) - (3.92)
Bond Division	2020	4,012	12.09 - 12.47	49,384	3.91	1.10 - 1.60	4.69 - 5.22
	2019	5,135	11.55 - 11.85	60,178	4.12	1.10 - 1.60	12.61 - 13.17
	2018	6,000	10.26 - 10.47	62,180	3.83	1.10 - 1.60	(6.53) - (6.06)
	2017	6,421	10.98 - 11.15	71,038	4.78	1.10 - 1.60	7.81 - 8.35

METROPOLITAN LIFE SEPARATE ACCOUNT E

OF METROPOLITAN LIFE INSURANCE COMPANY

NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

8.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
TAP 1919 Variable Socially	2021	1,085	9.61	10,423	0.25	0.90	17.47
Responsive Balanced Division	2020	4,540	8.18	37,136	0.79	0.90	21.83
	2019	4,540	6.71	30,482	0.94	0.90	25.57
	2018	4,988	5.35	26,671	1.09	0.90	(1.83)
	2017	4,430	5.11 - 5.45	24,126	1.34	0.90 - 1.15	15.41 - 15.70

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2  These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.